UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite Index®

Fund

Annual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	19.25%	18.62%	9.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near an all-time high for the 12 months ending November 30, 2014, supported by low interest rates and strong corporate profits. The large-cap S&P 500® Index gained 16.86%, clawing back from a late-period sell-off fueled by fears of a new global economic slump. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® advanced 19.43%, while the small-cap Russell 2000® Index returned a relatively lackluster 3.99% amid growth and valuation worries. Health care (+28%) was the top sector in the S&P 500®, spurred by the strong performance of the pharmaceuticals, biotechnology & life sciences industry. Information technology (+27%) and consumer staples (+18%) also contributed strongly to the index's advance. Conversely, energy (-5%) was the biggest laggard, reflecting a sharp drop in crude prices beginning in June, attributed to weaker demand and a U.S. supply boom driven by shale drilling. Volatility was tame for much of the period, although it spiked to a three-year high in October amid growth concerns, Ebola fears and unrest in Syria, Iraq and Ukraine. Yet stocks proved resilient and gained in mid-October, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Nasdaq Composite Index® Fund: For the year, the fund added 19.25%, roughly in line with the benchmark. Many of the fund's top contributors were information technology stocks, led by Apple, the largest weighting in the index. This maker of mobile devices and personal computers saw its shares return 53% for the 12-month period. Various other technology stocks also lifted results, such as semiconductor manufacturer Intel, social-media giant Facebook and software maker Microsoft. In health care, biotechnology firms Amgen and Gilead Sciences further added value. In contrast, consumer discretionary stocks lagged the benchmark, with an especially poor showing from online retailer Amazon.com, which struggled on weaker-than-expected earnings. VimpelCom, a Netherlands-based and Bermuda-listed telecommunication services company that is Russia's third-largest mobile communications provider, encountered a variety of business challenges. Internet search leader Google was also a meaningful detractor; the stock fell only modestly, but the performance impact was large because the stock was the third-largest weighting in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.29%	$ 1,000.00	$ 1,135.90	$ 1.55
HypotheticalA		$ 1,000.00	$ 1,023.61	$ 1.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.7	8.8
Microsoft Corp.	5.4	5.3
Intel Corp.	2.5	2.1
Google, Inc. Class C	2.5	2.5
Facebook, Inc. Class A	2.4	2.0
Google, Inc. Class A	2.2	2.5
Amazon.com, Inc.	2.1	2.3
Gilead Sciences, Inc.	2.1	2.0
Cisco Systems, Inc.	1.9	2.0
Comcast Corp. Class A	1.7	1.8
	32.5
Market Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.9	47.2
Consumer Discretionary	17.3	18.6
Health Care	16.1	14.9
Financials	6.4	6.8
Industrials	4.5	4.9
Consumer Staples	3.8	3.9
Telecommunication Services	0.9	1.1
Energy	0.9	1.3
Materials	0.8	0.8
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.3%
China Automotive Systems, Inc.	4,892	$ 38,158
China XD Plastics Co. Ltd. (a)	6,585	37,403
Dorman Products, Inc. (a)(c)	6,016	284,737
Federal-Mogul Corp. Class A (a)(c)	25,023	388,357
Fox Factory Holding Corp. (a)	6,682	91,610
Fuel Systems Solutions, Inc. (a)(c)	2,518	24,853
Gentex Corp. (c)	25,246	897,748
Gentherm, Inc. (a)(c)	6,501	245,023
Jason Industries, Inc. (a)	6,627	53,347
Motorcar Parts of America, Inc. (a)	3,075	103,781
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	2,441	7,982
Remy International, Inc. (c)	5,564	102,378
Shiloh Industries, Inc. (a)	2,425	39,285
SORL Auto Parts, Inc. (a)	1,464	6,017
Spartan Motors, Inc.	9,513	47,660
Strattec Security Corp.	574	59,558
Sypris Solutions, Inc.	1,434	3,872
The Goodyear Tire & Rubber Co.	47,127	1,291,751
		3,723,520
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(c)	7,491	105,848
Tesla Motors, Inc. (a)(c)	21,342	5,218,546
		5,324,394
Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,154	249,697
LKQ Corp. (a)	52,270	1,518,444
Pool Corp. (c)	7,830	465,180
VOXX International Corp. (a)	3,232	27,181
Weyco Group, Inc.	1,893	52,076
		2,312,578
Diversified Consumer Services - 0.2%
2U, Inc. (c)	6,242	112,855
American Public Education, Inc. (a)	2,623	88,133
Apollo Education Group, Inc. Class A (non-vtg.) (a)(c)	18,038	563,146
Ascent Capital Group, Inc. (a)	3,055	164,420
ATA, Inc. ADR	2,232	8,660
Cambium Learning Group, Inc. (a)	3,505	5,959
Capella Education Co.	2,120	144,542
Career Education Corp. (a)	8,921	52,277
Collectors Universe, Inc.	1,211	26,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(c)	7,598	$ 821
Grand Canyon Education, Inc. (a)(c)	7,710	352,116
Houghton Mifflin Harcourt Co. (c)	23,683	455,187
Learning Tree International, Inc. (a)	1,097	2,743
Liberty Tax, Inc. (a)(c)	2,338	89,089
Lincoln Educational Services Corp.	1,850	5,976
National American University Holdings, Inc. (c)	1,829	5,615
Steiner Leisure Ltd. (a)	2,513	111,251
Strayer Education, Inc. (a)	1,694	128,219
Tarena International, Inc. ADR (c)	2,900	35,844
		2,353,507
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc. (a)	1,175	2,620
BJ's Restaurants, Inc. (a)(c)	4,573	224,809
Bloomin' Brands, Inc. (a)	20,757	472,637
Bob Evans Farms, Inc.	5,022	272,996
Bravo Brio Restaurant Group, Inc. (a)	2,791	36,646
Buffalo Wild Wings, Inc. (a)(c)	3,498	595,395
Caesars Acquisition Co. (a)(c)	23,628	247,621
Caesars Entertainment Corp. (a)(c)	24,510	415,690
Carrols Restaurant Group, Inc. (a)	6,966	52,315
Century Casinos, Inc. (a)	4,746	24,632
China Lodging Group Ltd. ADR (a)(c)	5,632	140,744
Churchill Downs, Inc.	2,810	270,575
Chuy's Holdings, Inc. (a)(c)	2,585	55,345
Cracker Barrel Old Country Store, Inc. (c)	4,135	529,321
Dave & Buster's Entertainment, Inc.	6,807	156,016
Del Frisco's Restaurant Group, Inc. (a)(c)	3,430	76,215
Denny's Corp. (a)	13,611	131,891
Diversified Restaurant Holdings, Inc. (a)	7,360	38,198
Dunkin' Brands Group, Inc.	18,980	917,683
El Pollo Loco Holdings, Inc. (a)(c)	5,834	159,968
Eldorado Resorts, Inc. (a)	15,621	64,671
Empire Resorts, Inc. (a)(c)	6,270	42,699
Famous Dave's of America, Inc. (a)(c)	1,074	27,387
Fiesta Restaurant Group, Inc. (a)(c)	4,529	253,896
Gaming Partners International Corp. (a)	597	4,925
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	5,911	182,413
Iao Kun Group Hldng Co. Ltd.	7,974	15,709
Icahn Enterprises LP	21,035	2,270,308
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)	5,115	$ 38,618
International Speedway Corp. Class A	4,311	134,848
Interval Leisure Group, Inc.	9,970	216,748
Isle of Capri Casinos, Inc. (a)	5,860	42,426
Jack in the Box, Inc.	7,113	529,919
Jamba, Inc. (a)(c)	2,758	34,172
Kona Grill, Inc. (a)	1,463	37,072
Lakes Entertainment, Inc. (a)	1,173	7,777
Marriott International, Inc. Class A	50,098	3,947,221
Melco Crown Entertainment Ltd. sponsored ADR	30,658	793,429
Monarch Casino & Resort, Inc. (a)	2,992	49,548
Morgans Hotel Group Co. (a)	5,096	41,278
Multimedia Games Holding Co., Inc. (a)	5,396	195,821
Nathan's Famous, Inc. (a)	830	62,399
Noodles & Co. (a)(c)	5,166	126,464
Norwegian Cruise Line Holdings Ltd. (a)	34,887	1,531,190
Panera Bread Co. Class A (a)(c)	4,650	778,410
Papa John's International, Inc.	6,771	357,373
Papa Murphy's Holdings, Inc. (c)	3,697	37,081
Penn National Gaming, Inc. (a)	12,977	184,273
Pizza Inn Holdings, Inc. (a)	1,342	9,045
Popeyes Louisiana Kitchen, Inc. (a)	3,944	217,867
Potbelly Corp. (a)(c)	6,263	82,546
Premier Exhibitions, Inc. (a)(c)	3,637	2,510
RCI Hospitality Holdings, Inc. (a)	1,724	16,688
Red Robin Gourmet Burgers, Inc. (a)	2,636	177,535
Ruth's Hospitality Group, Inc.	5,483	72,047
Scientific Games Corp. Class A (a)(c)	14,878	225,253
Sonic Corp.	10,175	276,658
Starbucks Corp.	128,597	10,443,362
Texas Roadhouse, Inc. Class A (c)	12,714	420,325
The Cheesecake Factory, Inc. (c)	8,459	409,669
Town Sports International Holdings, Inc.	4,202	28,406
Tuniu Corp. Class A sponsored ADR	1,323	17,477
Wendy's Co.	66,036	575,834
Wynn Resorts Ltd.	17,321	3,093,704
		32,898,318
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	2,333	45,727
Cavco Industries, Inc. (a)	1,872	138,771
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dixie Group, Inc. (a)(c)	3,770	$ 28,878
EveryWare Global, Inc. (a)(c)	3,960	3,881
Flexsteel Industries, Inc.	976	30,959
Garmin Ltd. (c)	33,041	1,893,249
GoPro, Inc. Class A (c)	4,444	346,499
Green Brick Partners, Inc. (a)	1,164	9,894
Helen of Troy Ltd. (a)(c)	5,148	332,870
Hooker Furniture Corp.	2,583	39,752
iRobot Corp. (a)(c)	4,802	174,889
LGI Homes, Inc. (c)	2,954	47,205
Lifetime Brands, Inc.	2,464	36,812
Nova LifeStyle, Inc. (a)(c)	3,428	13,643
SGOCO Technology Ltd. (a)	1,000	1,530
Skullcandy, Inc. (a)	4,547	43,106
SodaStream International Ltd. (a)(c)	3,238	71,171
Stanley Furniture Co., Inc. (a)	825	2,310
Turtle Beach Corp. (a)(c)	11,150	42,593
Universal Electronics, Inc. (a)	2,675	161,864
Zagg, Inc. (a)	3,197	18,223
		3,483,826
Internet & Catalog Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)	4,940	42,237
Amazon.com, Inc. (a)	79,002	26,753,237
Blue Nile, Inc. (a)(c)	1,813	62,802
CafePress, Inc. (a)	1,330	2,780
Cnova NV (a)	80,000	587,200
Ctrip.com International Ltd. sponsored ADR (a)(c)	25,880	1,399,590
dELiA*s, Inc. (a)(c)	2,226	264
eLong, Inc. sponsored ADR (a)(c)	1,876	33,580
EVINE Live, Inc. (a)	7,480	45,927
Expedia, Inc.	19,847	1,728,872
FTD Companies, Inc. (a)(c)	3,031	105,054
Gaiam, Inc. Class A (a)	3,018	22,182
Geeknet, Inc. (a)	1,797	15,634
Groupon, Inc. Class A (a)(c)	113,046	851,236
HSN, Inc.	8,816	642,951
JD.com, Inc. sponsored ADR (c)	17,969	422,631
Lands' End, Inc. (a)	5,397	256,789
Liberty Interactive Corp.:
(Venture Group) Series A (a)(c)	21,382	783,436
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Interactive Corp.: - continued
Series A (a)	79,155	$ 2,307,368
Liberty TripAdvisor Holdings, Inc. (a)	12,739	333,889
MakeMyTrip Ltd. (a)(c)	7,651	224,863
Netflix, Inc. (a)(c)	10,273	3,560,519
NutriSystem, Inc. (c)	4,390	83,278
Overstock.com, Inc. (a)	4,377	108,812
PetMed Express, Inc. (c)	2,807	37,895
priceline.com, Inc. (a)	8,959	10,394,142
Qunar Cayman Islands Ltd. sponsored ADR (c)	6,863	178,987
RetailMeNot, Inc. (a)(c)	8,342	122,836
Shutterfly, Inc. (a)	6,561	280,548
TripAdvisor, Inc. (a)(c)	22,330	1,644,605
U.S. Auto Parts Network, Inc. (a)	5,624	14,172
zulily, Inc. Class A (c)	10,053	288,823
		53,337,139
Leisure Products - 0.3%
Arctic Cat, Inc.	2,495	82,460
Black Diamond, Inc. (a)(c)	4,678	42,523
Escalade, Inc.	4,898	65,143
Hasbro, Inc. (c)	22,552	1,335,078
JAKKS Pacific, Inc. (a)(c)	3,085	22,706
Johnson Outdoors, Inc. Class A	1,539	46,662
Malibu Boats, Inc. Class A (a)	2,676	50,095
Mattel, Inc.	57,182	1,804,092
Smith & Wesson Holding Corp. (a)(c)	7,497	74,745
Summer Infant, Inc. (a)	1,750	4,883
		3,528,387
Media - 6.5%
AirMedia Group, Inc. ADR (a)	3,030	9,454
AMC Networks, Inc. Class A (a)(c)	10,316	669,096
Beasley Broadcast Group, Inc. Class A	689	3,659
Bona Film Group Ltd. sponsored ADR (a)(c)	6,626	44,792
Carmike Cinemas, Inc. (a)	3,849	114,084
Central European Media Enterprises Ltd. Class A (a)(c)	17,046	48,240
Charter Communications, Inc. Class A (a)(c)	18,689	3,171,523
China Yida Holding Co. (a)	388	1,040
Cinedigm Corp. (a)	11,416	20,320
Comcast Corp.:
Class A (c)	377,705	21,544,293
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
Class A (special) (non-vtg.) (c)	63,490	$ 3,606,867
Crown Media Holdings, Inc. Class A (a)	74,627	252,239
CTC Media, Inc.	28,441	169,508
Cumulus Media, Inc. Class A (a)(c)	44,129	176,075
Daily Journal Corp. (a)(c)	220	48,136
Dex Media, Inc. (a)	2,971	25,432
DIRECTV (a)	85,949	7,538,587
Discovery Communications, Inc.:
Class A (a)	28,644	999,676
Class B (a)	715	27,528
Class C (non-vtg.) (a)(c)	21,920	745,499
DISH Network Corp. Class A (a)	37,916	3,010,910
DreamWorks Animation SKG, Inc. Class A (a)(c)	12,706	302,911
Emmis Communications Corp. Class A (a)	2,486	5,171
Global Sources Ltd. (a)(c)	7,406	47,917
Hemisphere Media Group, Inc. (a)(c)	2,622	33,063
Insignia Systems, Inc. (a)	738	2,184
Lamar Advertising Co. Class A (c)	13,458	717,177
Liberty Broadband Corp.:
Class A (a)	4,232	232,083
Class C (a)	8,676	471,974
Liberty Global PLC:
Class A (a)	49,635	2,580,524
Class B (a)	247	12,175
Class C	80,814	4,034,235
Liberty Media Corp.:
Class A (a)	16,930	622,516
Class C (a)	34,707	1,267,847
Loral Space & Communications Ltd. (a)	3,864	303,285
Markit Ltd.	31,338	796,925
MDC Partners, Inc. Class A (sub. vtg.)	8,141	179,672
Morningstar, Inc.	7,818	521,773
National CineMedia, Inc.	9,629	136,347
News Corp.:
Class A (a)	59,434	922,416
Class B (a)(c)	38,974	586,559
Nexstar Broadcasting Group, Inc. Class A	5,581	286,361
Radio One, Inc. Class D (non-vtg.) (a)(c)	5,190	8,771
ReachLocal, Inc. (a)(c)	4,325	14,056
Reading International, Inc. Class A (a)	4,496	53,457
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Rentrak Corp. (a)(c)	2,078	$ 174,760
RRSat Global Communications Network Ltd.	2,447	19,282
Salem Communications Corp. Class A	2,027	15,932
Scholastic Corp. (c)	5,012	177,926
SFX Entertainment, Inc. (a)(c)	14,185	61,705
Sinclair Broadcast Group, Inc. Class A	11,953	348,549
Sirius XM Holdings, Inc. (a)(c)	970,644	3,523,438
Sizmek, Inc. (a)	5,635	32,289
Spanish Broadcasting System, Inc. Class A (a)	311	1,029
Starz Series A (a)(c)	18,212	600,814
The Madison Square Garden Co. Class A (a)	10,654	778,168
Twenty-First Century Fox, Inc.:
Class A (c)	227,049	8,355,403
Class B	148,380	5,246,717
Value Line, Inc.	1,458	22,322
Viacom, Inc.:
Class A	13,687	1,035,148
Class B (non-vtg.)	58,982	4,460,809
VisionChina Media, Inc. ADR (a)	267	2,750
WPP PLC ADR	1,886	197,276
YOU On Demand Holdings, Inc. (a)(c)	1,926	4,526
		81,425,200
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	35,904	2,454,397
Fred's, Inc. Class A	6,870	106,485
Gordmans Stores, Inc. (a)(c)	2,098	6,609
Sears Canada, Inc. (c)	16,848	158,829
Sears Holdings Corp. (a)(c)	18,539	669,258
The Bon-Ton Stores, Inc. (c)	2,482	20,898
Tuesday Morning Corp. (a)(c)	8,362	178,111
		3,594,587
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)(c)	1,684	86,473
Ascena Retail Group, Inc. (a)	27,031	361,945
bebe stores, Inc.	10,002	30,206
Bed Bath & Beyond, Inc. (a)	34,417	2,525,175
Big 5 Sporting Goods Corp.	2,569	33,705
Books-A-Million, Inc. (a)	1,634	3,072
Cache, Inc. (a)	4,123	1,113
Citi Trends, Inc. (a)	3,084	72,967
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(c)	6,303	$ 216,193
Destination Maternity Corp.	3,661	58,686
Destination XL Group, Inc. (a)(c)	12,438	64,304
Finish Line, Inc. Class A	8,075	230,461
Five Below, Inc. (a)(c)	9,368	437,111
Francesca's Holdings Corp. (a)(c)	7,554	95,785
Hibbett Sports, Inc. (a)(c)	4,015	201,433
Kirkland's, Inc. (a)	2,299	49,934
Mattress Firm Holding Corp. (a)	5,864	416,520
Michaels Companies, Inc.	34,626	833,102
Monro Muffler Brake, Inc.	5,226	286,333
O'Reilly Automotive, Inc. (a)	17,872	3,265,929
Office Depot, Inc. (a)(c)	91,446	606,287
Outerwall, Inc. (a)(c)	3,185	223,842
Pacific Sunwear of California, Inc. (a)	6,909	11,607
Perfumania Holdings, Inc. (a)	1,858	11,408
PetSmart, Inc.	16,939	1,334,116
Rent-A-Center, Inc.	9,802	338,169
Ross Stores, Inc.	36,051	3,297,945
Sears Hometown & Outlet Stores, Inc. (a)	5,037	66,136
Select Comfort Corp. (a)(c)	9,032	237,903
Shoe Carnival, Inc.	3,594	72,814
Sportsman's Warehouse Holdings, Inc. (c)	6,307	44,464
Staples, Inc. (c)	110,295	1,550,748
Stein Mart, Inc.	8,335	118,357
Tandy Leather Factory, Inc.	1,041	9,702
The Children's Place Retail Stores, Inc. (c)	3,353	187,969
Tile Shop Holdings, Inc. (a)(c)	8,659	86,417
Tractor Supply Co.	23,677	1,821,472
Trans World Entertainment Corp.	6,821	22,032
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	11,027	1,394,805
Urban Outfitters, Inc. (a)(c)	24,323	786,119
West Marine, Inc. (a)	4,170	45,578
Wet Seal, Inc. Class A (a)(c)	7,436	2,380
Winmark Corp.	795	64,212
Zumiez, Inc. (a)(c)	5,008	179,136
		21,784,065
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	6,555
Cherokee, Inc.	1,470	26,387
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Columbia Sportswear Co. (c)	11,724	$ 528,166
Crocs, Inc. (a)(c)	13,930	184,990
Crown Crafts, Inc.	1,184	8,797
Exceed Co. Ltd. (a)	1,935	3,096
Fossil Group, Inc. (a)(c)	9,131	1,020,115
G-III Apparel Group Ltd. (a)(c)	3,843	340,067
Iconix Brand Group, Inc. (a)(c)	8,734	352,941
Joe's Jeans, Inc. (a)	4,434	2,660
Kingold Jewelry, Inc. (c)	5,932	5,873
lululemon athletica, Inc. (a)(c)	19,641	946,500
Perry Ellis International, Inc. (a)(c)	2,652	69,986
Rocky Brands, Inc.	1,050	15,792
Sequential Brands Group, Inc. (a)(c)	7,968	98,166
Steven Madden Ltd. (a)	11,559	394,162
Superior Uniform Group, Inc.	1,222	29,597
Vera Bradley, Inc. (a)(c)	6,585	151,389
		4,185,239
TOTAL CONSUMER DISCRETIONARY		217,950,760
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	1,368	129,358
Craft Brew Alliance, Inc. (a)	3,377	45,725
MGP Ingredients, Inc.	2,591	38,554
Monster Beverage Corp. (a)	28,551	3,201,995
National Beverage Corp. (a)	8,047	202,302
Primo Water Corp. (a)	3,793	16,613
		3,634,547
Food & Staples Retailing - 1.4%
Andersons, Inc. (c)	4,681	252,961
Casey's General Stores, Inc. (c)	6,390	534,971
Chefs' Warehouse Holdings (a)(c)	5,027	86,565
China Jo-Jo Drugstores, Inc. (a)	1,100	2,255
Costco Wholesale Corp.	74,965	10,654,026
Fairway Group Holdings Corp. (a)(c)	3,145	11,668
Fresh Market, Inc. (a)(c)	8,404	344,228
G Willi-Food International Ltd. (a)	4,242	30,839
Ingles Markets, Inc. Class A	2,475	67,172
Pantry, Inc. (a)	4,277	113,554
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
PriceSmart, Inc. (c)	5,512	$ 534,444
SpartanNash Co.	6,449	150,455
Sprouts Farmers Market LLC (a)(c)	26,130	830,673
United Natural Foods, Inc. (a)(c)	8,306	624,528
Village Super Market, Inc. Class A	1,257	30,181
Whole Foods Market, Inc. (c)	61,737	3,026,965
		17,295,485
Food Products - 2.1%
Alico, Inc.	1,764	63,063
Boulder Brands, Inc. (a)(c)	9,021	97,427
Bridgford Foods Corp. (a)	433	3,165
Cal-Maine Foods, Inc. (c)	7,419	310,708
Calavo Growers, Inc.	3,048	130,881
Diamond Foods, Inc. (a)(c)	5,083	151,423
Farmer Brothers Co. (a)	2,901	82,737
Freshpet, Inc. (c)	5,000	83,550
Inventure Foods, Inc. (a)	3,723	51,415
J&J Snack Foods Corp.	3,202	336,370
John B. Sanfilippo & Son, Inc.	1,859	77,743
Keurig Green Mountain, Inc.	27,793	3,950,497
Kraft Foods Group, Inc.	101,780	6,124,103
Lancaster Colony Corp.	4,600	431,940
Le Gaga Holdings Ltd. ADR (a)	950	3,781
Lifeway Foods, Inc. (a)(c)	4,016	74,376
Limoneira Co. (c)	3,071	78,771
Mondelez International, Inc.	287,310	11,262,552
Origin Agritech Ltd. (a)(c)	2,765	4,258
Pilgrims Pride Corp. (a)(c)	44,292	1,430,632
S&W Seed Co. (a)(c)	3,247	11,949
Sanderson Farms, Inc. (c)	3,909	339,340
Seneca Foods Corp. Class A (a)	2,210	59,781
SkyPeople Fruit Juice, Inc. (a)(c)	1,700	1,853
Snyders-Lance, Inc. (c)	11,486	347,796
SunOpta, Inc. (a)	10,507	125,349
The Hain Celestial Group, Inc. (a)(c)	8,674	982,070
		26,617,530
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,938	81,989
WD-40 Co.	2,538	193,142
		275,131
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(c)	5,115	$ 88,899
Inter Parfums, Inc.	5,208	133,585
LifeVantage Corp. (a)	10,300	13,905
Mannatech, Inc. (a)	170	4,293
Nature's Sunshine Products, Inc.	3,567	53,220
Neptune Technologies & Bioressources, Inc. (a)(c)	17,684	34,950
Nutraceutical International Corp. (a)	2,506	53,077
Reliv International, Inc.	923	1,135
Rock Creek Pharmaceuticals, Inc. (a)(c)	16,201	2,555
Synutra International, Inc. (a)(c)	12,714	67,638
The Female Health Co.	3,903	16,627
United-Guardian, Inc.	1,179	24,323
		494,207
TOTAL CONSUMER STAPLES		48,316,900
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co.	871	11,785
ENGlobal Corp. (a)	5,041	11,645
Exterran Partners LP	10,244	253,232
Forbes Energy Services Ltd. (a)	4,367	8,690
Geospace Technologies Corp. (a)	1,916	50,506
Glori Energy, Inc. (a)(c)	5,415	21,660
Gulf Island Fabrication, Inc.	2,689	52,462
Hercules Offshore, Inc. (a)(c)	27,359	33,925
Matrix Service Co. (a)	4,102	86,634
Mitcham Industries, Inc. (a)(c)	2,123	16,177
Ocean Rig UDW, Inc. (United States) (c)	23,369	280,194
Patterson-UTI Energy, Inc.	24,903	440,534
PHI, Inc. (non-vtg.) (a)	3,055	126,813
Profire Energy, Inc. (a)(c)	7,873	26,296
RigNet, Inc. (a)	3,000	122,850
SAExploration Holdings, Inc. (a)	3,388	13,891
Synthesis Energy Systems, Inc. (a)(c)	9,656	8,884
Tesco Corp.	6,682	94,149
TGC Industries, Inc. (a)	4,125	11,034
		1,671,361
Oil, Gas & Consumable Fuels - 0.8%
Abraxas Petroleum Corp. (a)	16,103	53,542
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Aemetis, Inc. (a)	3,015	$ 16,854
Alliance Holdings GP, LP	10,248	686,923
Alliance Resource Partners LP	12,771	588,232
Amyris, Inc. (a)(c)	18,938	52,269
APCO Oil and Gas International, Inc. (a)	981	13,656
Approach Resources, Inc. (a)(c)	7,067	68,691
Blueknight Energy Partners LP	4,685	33,638
BreitBurn Energy Partners LP	16,115	212,879
Calumet Specialty Products Partners LP	11,887	311,439
Capital Product Partners LP	17,392	136,005
Carrizo Oil & Gas, Inc. (a)(c)	7,489	295,516
Ceres, Inc. (a)	2,501	700
Clean Energy Fuels Corp. (a)(c)	18,026	103,469
Diamondback Energy, Inc. (a)	9,856	555,878
Dorchester Minerals LP	5,118	132,198
Dynagas LNG Partners LP	3,113	55,754
Eagle Rock Energy Partners LP	25,651	73,362
Energy XXI (Bermuda) Ltd. (c)	15,003	60,162
Escalera Resources Co. (a)	564	637
EV Energy Partners LP	8,331	236,017
FX Energy, Inc. (a)(c)	8,238	21,419
Gevo, Inc. (a)	4,703	2,069
Golar LNG Ltd. (c)	15,943	661,953
Golar LNG Partners LP	7,995	263,036
Green Plains, Inc.	7,128	213,911
Gulf Coast Ultra Deep Royalty Trust (a)	36,688	53,931
Gulfport Energy Corp. (a)	14,107	673,327
Hallador Energy Co.	4,678	50,990
Isramco, Inc. (a)(c)	558	75,899
Ivanhoe Energy, Inc. (a)(c)	1,555	1,469
Legacy Reserves LP	12,846	229,044
Lilis Energy, Inc. (a)	2,890	3,728
LINN Energy LLC/LINN Energy Finance Corp.	39,162	714,707
LinnCo LLC (c)	23,266	381,795
Magellan Petroleum Corp. (a)	4,557	4,192
Marine Petroleum Trust	339	4,390
Marlin Midstream Partners LP	3,313	59,667
Martin Midstream Partners LP	6,110	214,033
Memorial Production Partners LP	13,813	190,067
Memorial Resource Development Corp.	32,373	699,257
Mid-Con Energy Partners LP	4,391	51,550
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Ethanol, Inc. (a)(c)	3,259	$ 37,902
PDC Energy, Inc. (a)(c)	5,686	167,794
PostRock Energy Corp. (a)	1,147	711
PrimeEnergy Corp. (a)	333	22,727
Renewable Energy Group, Inc. (a)(c)	7,470	71,114
Rex Energy Corp. (a)(c)	8,627	60,562
Rosetta Resources, Inc. (a)(c)	10,708	315,029
Royale Energy, Inc. (a)	2,924	7,018
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(c)	4,480	15,635
Solazyme, Inc. (a)(c)	12,277	28,237
StealthGas, Inc. (a)	6,775	49,187
Torchlight Energy Resources, Inc. (a)(c)	2,041	2,286
TransGlobe Energy Corp.	11,707	38,085
U.S. Energy Corp. (a)	3,179	5,277
Uranium Resources, Inc. (a)(c)	678	1,383
Vanguard Natural Resources LLC	10,622	246,643
Vertex Energy, Inc. (a)(c)	4,311	15,778
Viper Energy Partners LP	14,349	257,852
Warren Resources, Inc. (a)	12,572	25,773
Westmoreland Coal Co. (a)	3,272	122,831
ZaZa Energy Corp. (a)(c)	1,047	2,356
Zion Oil & Gas, Inc. (a)(c)	3,214	5,239
		9,757,674
TOTAL ENERGY		11,429,035
FINANCIALS - 6.4%
Banks - 2.7%
1st Source Corp.	4,353	132,854
Access National Corp.	2,974	51,986
ACNB Corp.	934	18,820
American National Bankshares, Inc.	1,303	30,686
American River Bankshares (a)	684	6,402
Ameris Bancorp	4,716	118,607
Ames National Corp.	2,236	52,792
Arrow Financial Corp.	2,316	59,915
Associated Banc-Corp.	26,223	484,601
BancFirst Corp.	2,389	152,920
Bancorp, Inc., Delaware (a)	5,884	52,721
Bank of Commerce Holdings	924	5,553
Bank of Kentucky Financial Corp.	1,202	56,025
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Marin Bancorp	1,056	$ 53,645
Bank of the Ozarks, Inc. (c)	13,753	497,859
Bankwell Financial Group, Inc. (a)	1,107	21,044
Banner Bank	3,380	139,222
Baylake Corp.	834	10,300
BBCN Bancorp, Inc.	12,438	173,137
BCB Bancorp, Inc.	1,563	19,319
Blue Hills Bancorp, Inc. (a)	3,933	51,994
BNC Bancorp	4,280	72,632
BOK Financial Corp. (c)	11,757	757,739
Boston Private Financial Holdings, Inc.	14,869	189,728
Bridge Bancorp, Inc.	2,223	56,664
Bridge Capital Holdings (a)	3,225	74,304
Bryn Mawr Bank Corp.	2,194	64,569
BSB Bancorp, Inc. (a)	1,640	30,996
C & F Financial Corp.	1,129	44,516
Camden National Corp.	1,716	62,016
Capital Bank Financial Corp.:
rights (a)	910	0
Series A (a)	4,817	122,111
Capital City Bank Group, Inc.	2,980	43,091
Cardinal Financial Corp.	6,043	110,406
Cascade Bancorp (a)	17,593	85,854
Cathay General Bancorp	14,587	370,218
Centerstate Banks of Florida, Inc.	7,974	89,149
Central Valley Community Bancorp	2,099	22,040
Century Bancorp, Inc. Class A (non-vtg.)	620	24,130
Chemical Financial Corp.	5,398	156,380
Chemung Financial Corp.	1,150	31,913
Citizens & Northern Corp.	2,447	47,643
Citizens Holding Co.	2,408	45,319
City Holding Co. (c)	3,947	172,602
CNB Financial Corp., Pennsylvania	3,363	59,391
CoBiz, Inc.	6,048	69,431
Codorus Valley Bancorp, Inc.	553	10,949
Colony Bankcorp, Inc. (a)	217	1,699
Columbia Banking Systems, Inc. (c)	8,021	220,337
Commerce Bancshares, Inc. (c)	17,305	741,000
Community Trust Bancorp, Inc.	3,218	116,427
CommunityOne Bancorp (a)	3,837	39,982
ConnectOne Bancorp, Inc.	4,487	82,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CU Bancorp (a)	1,835	$ 35,966
Customers Bancorp, Inc. (c)	4,058	73,044
CVB Financial Corp. (c)	18,105	274,653
DNB Financial Corp.	526	11,125
Eagle Bancorp, Inc. (a)(c)	6,168	211,686
East West Bancorp, Inc.	24,455	899,210
Eastern Virginia Bankshares, Inc. (a)	553	3,578
Enterprise Bancorp, Inc.	2,780	64,996
Enterprise Financial Services Corp.	6,736	127,984
Farmers Capital Bank Corp. (a)	1,580	36,008
Farmers National Banc Corp.	3,366	28,409
Fidelity Southern Corp.	4,004	61,181
Fifth Third Bancorp	144,247	2,902,250
Financial Institutions, Inc.	2,178	51,640
First Bancorp, North Carolina	3,068	52,401
First Busey Corp.	20,066	131,432
First Business Finance Services, Inc.	770	33,287
First Citizen Bancshares, Inc.	1,462	370,763
First Citizens Banc Corp.	1,242	12,793
First Community Bancshares, Inc.	3,939	60,897
First Connecticut Bancorp, Inc.	4,259	63,715
First Financial Bancorp, Ohio	12,901	228,477
First Financial Bankshares, Inc. (c)	10,380	313,165
First Financial Corp., Indiana	2,360	78,989
First Financial Service Corp. (a)	413	1,491
First Internet Bancorp	893	15,860
First Interstate Bancsystem, Inc.	3,446	96,902
First Merchants Corp.	5,797	124,346
First Midwest Bancorp, Inc., Delaware	11,685	195,490
First NBC Bank Holding Co. (a)	2,697	98,171
First Niagara Financial Group, Inc.	57,309	468,215
First of Long Island Corp.	2,616	66,132
First Security Group, Inc. (a)	19,579	39,158
First South Bancorp, Inc., Virginia	619	4,958
First United Corp. (a)	493	4,250
FirstMerit Corp.	30,796	550,940
Flushing Financial Corp.	4,469	85,894
Fulton Financial Corp.	31,254	373,173
German American Bancorp, Inc.	2,307	65,196
Glacier Bancorp, Inc.	15,963	437,067
Great Southern Bancorp, Inc.	3,086	115,046
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Green Bancorp, Inc.	5,477	$ 87,030
Grupo Financiero Galicia SA sponsored ADR (c)	5,605	89,736
Guaranty Bancorp	4,413	65,401
Hampton Roads Bankshares, Inc. (a)(c)	31,349	50,472
Hancock Holding Co.	14,160	463,174
Hanmi Financial Corp.	4,781	96,098
Hawthorn Bancshares, Inc.	652	9,291
Heartland Financial U.S.A., Inc.	3,355	84,110
Heritage Commerce Corp.	5,516	45,452
Heritage Financial Corp., Washington	3,965	67,127
Heritage Oaks Bancorp	5,488	39,898
Home Bancshares, Inc. (c)	10,623	336,430
HomeTrust Bancshares, Inc. (a)	3,411	53,382
Horizon Bancorp Industries	1,746	42,550
Huntington Bancshares, Inc.	141,209	1,427,623
IBERIABANK Corp. (c)	5,369	350,703
Independent Bank Corp.	4,293	52,160
Independent Bank Corp., Massachusetts	4,953	196,287
Independent Bank Group, Inc.	2,853	122,394
International Bancshares Corp.	11,659	297,538
Intervest Bancshares Corp. Class A	3,293	32,568
Investar Holding Corp.	713	9,818
Investors Bancorp, Inc. (c)	61,331	662,988
Lakeland Bancorp, Inc.	11,549	127,385
Lakeland Financial Corp.	2,968	117,503
Landmark Bancorp, Inc.	494	11,041
LCNB Corp.	1,754	25,345
LNB Bancorp, Inc.	2,217	35,428
Macatawa Bank Corp.	8,944	45,257
MainSource Financial Group, Inc.	3,060	54,529
MB Financial, Inc. (c)	12,113	381,560
MBT Financial Corp. (a)	6,453	31,620
Mercantile Bank Corp.	2,787	53,427
Merchants Bancshares, Inc.	1,897	54,083
Metro Bancorp, Inc. (a)	2,298	57,565
Middleburg Financial Corp.	2,232	41,069
MidWestOne Financial Group, Inc.	1,033	28,418
Monarch Financial Holdings, Inc.	2,251	30,343
MutualFirst Financial, Inc.	1,656	35,356
National Bankshares, Inc. (c)	1,998	60,000
National Penn Bancshares, Inc. (c)	24,880	253,776
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
NBT Bancorp, Inc.	9,859	$ 239,672
NewBridge Bancorp (a)	7,077	57,182
Northeast Bancorp	1,292	11,757
Northrim Bancorp, Inc.	787	21,532
Norwood Financial Corp.	895	26,134
Oak Valley Bancorp Oakdale California	1,026	10,363
Ohio Valley Banc Corp.	1,615	38,437
Old Line Bancshares, Inc.	2,635	40,500
Old National Bancorp, Indiana	22,583	320,679
Old Point Financial Corp.	453	6,374
Old Second Bancorp, Inc. (a)	7,102	33,521
OmniAmerican Bancorp, Inc.	1,460	39,230
Opus Bank (c)	5,267	141,630
Orrstown Financial Services, Inc. (a)	901	15,110
Pacific Continental Corp.	3,136	43,465
Pacific Mercantile Bancorp (a)	4,383	29,804
Pacific Premier Bancorp, Inc. (a)	2,803	44,596
PacWest Bancorp (c)	16,803	781,340
Palmetto Bancshares, Inc.	2,607	40,930
Park Sterling Corp.	7,866	56,163
Patriot National Bancorp, Inc. (a)	2,549	4,512
Peapack-Gladstone Financial Corp.	2,757	48,909
Penns Woods Bancorp, Inc.	598	26,551
Peoples Bancorp of North Carolina	608	10,944
Peoples Bancorp, Inc.	2,530	61,251
Peoples Financial Services Corp. (c)	1,267	60,525
Pinnacle Financial Partners, Inc. (c)	7,054	265,724
Popular, Inc. (a)	17,414	568,393
Preferred Bank, Los Angeles	1,901	48,514
Premier Financial Bancorp, Inc.	766	12,095
PrivateBancorp, Inc.	13,091	411,712
Renasant Corp.	4,814	135,659
Republic Bancorp, Inc., Kentucky Class A	3,549	80,598
Republic First Bancorp, Inc. (a)(c)	5,561	21,076
S&T Bancorp, Inc.	6,617	181,835
Sandy Spring Bancorp, Inc.	4,494	106,822
SB Financial Group, Inc.	723	6,702
Seacoast Banking Corp., Florida (a)	5,352	67,863
ServisFirst Bancshares, Inc.	4,677	147,793
Shore Bancshares, Inc. (a)	2,265	21,382
Sierra Bancorp	4,627	73,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Signature Bank (a)	8,459	$ 1,025,823
Simmons First National Corp. Class A	2,959	119,751
South State Corp.	4,015	248,649
Southcoast Financial Corp. (a)	776	5,285
Southern National Bancorp of Virginia, Inc.	3,827	44,852
Southside Bancshares, Inc.	2,758	89,166
Southwest Bancorp, Inc., Oklahoma	4,044	68,344
Square 1 Financial, Inc. Class A	5,383	115,089
State Bank Financial Corp.	5,152	95,827
Stock Yards Bancorp, Inc.	4,743	148,408
Stonegate Bank	1,526	41,980
Suffolk Bancorp	2,059	42,601
Summit Financial Group, Inc. (a)	583	6,693
Sun Bancorp, Inc. (a)	2,866	53,164
Susquehanna Bancshares, Inc.	33,214	437,428
SVB Financial Group (a)	8,546	898,612
Talmer Bancorp, Inc. Class A	12,849	178,730
Texas Capital Bancshares, Inc. (a)(c)	7,497	413,310
The First Bancorp, Inc.	2,696	47,099
TowneBank (c)	6,561	94,544
Trico Bancshares	4,130	102,465
TriState Capital Holdings, Inc. (a)	3,693	37,299
Trustmark Corp.	12,212	285,028
UMB Financial Corp.	8,443	468,502
Umpqua Holdings Corp. (c)	38,335	651,312
Union Bankshares Corp.	6,839	157,571
Union Bankshares, Inc.	744	17,856
United Bankshares, Inc., West Virginia	12,926	451,117
United Community Bank, Inc.	9,917	174,539
United Security Bancshares, Inc.	450	3,848
United Security Bancshares, California	1,125	5,996
Univest Corp. of Pennsylvania	3,659	70,985
ViewPoint Financial Group (c)	6,499	154,936
Washington Trust Bancorp, Inc.	2,990	108,208
WesBanco, Inc.	5,265	174,851
West Bancorp., Inc.	4,197	65,557
Westamerica Bancorp.	5,699	276,971
Wilshire Bancorp, Inc.	14,136	135,423
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Wintrust Financial Corp.	8,547	$ 381,965
Zions Bancorporation	34,285	962,037
		34,424,961
Capital Markets - 0.9%
American Capital Senior Floating Ltd.	2,372	31,761
BGC Partners, Inc. Class A	32,351	281,777
Calamos Asset Management, Inc. Class A	3,915	52,813
Capital Southwest Corp.	3,072	114,401
Capitala Finance Corp. (c)	3,221	60,845
Carlyle Group LP	11,398	326,325
CIFI Corp.	6,065	53,615
CM Finance, Inc. (c)	3,792	48,120
Cowen Group, Inc. Class A (a)	17,537	74,357
Diamond Hill Investment Group, Inc.	751	101,896
E*TRADE Financial Corp. (a)	48,576	1,108,019
FBR & Co. (a)	1,419	35,390
Financial Engines, Inc.	8,876	290,068
Harris & Harris Group, Inc. (a)	3,415	9,938
Hennessy Advisors, Inc.	676	13,223
Horizon Technology Finance Corp. (c)	1,983	27,861
INTL FCStone, Inc. (a)	2,645	46,684
LPL Financial (c)	17,071	728,420
Northern Trust Corp.	40,008	2,709,742
SEI Investments Co.	28,568	1,132,150
Siebert Financial Corp. (a)	2,067	4,775
Silvercrest Asset Management Group Class A	1,643	23,577
T. Rowe Price Group, Inc.	44,680	3,729,440
U.S. Global Investments, Inc. Class A	870	2,671
Virtus Investment Partners, Inc.	1,537	236,698
WisdomTree Investments, Inc. (c)	25,219	383,077
		11,627,643
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	3,624	30,985
Atlanticus Holdings Corp. (a)	2,291	5,498
Consumer Portfolio Services, Inc. (a)	3,332	24,390
Credit Acceptance Corp. (a)(c)	3,663	548,534
Encore Capital Group, Inc. (a)(c)	3,944	169,237
EZCORP, Inc. (non-vtg.) Class A (a)(c)	8,918	97,117
First Cash Financial Services, Inc. (a)(c)	5,159	298,087
Navient Corp.	71,454	1,497,676
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nicholas Financial, Inc. (a)	1,433	$ 17,798
PRA Group, Inc. (a)(c)	8,852	518,019
QC Holdings, Inc.	1,821	3,296
SLM Corp.	73,697	713,387
World Acceptance Corp. (a)(c)	1,392	106,251
		4,030,275
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc. (a)	878	8,341
California First National Bancorp	4,589	65,026
CBOE Holdings, Inc.	14,766	884,631
China Commercial Credit, Inc. (a)(c)	1,526	4,547
CME Group, Inc.	57,172	4,839,038
Global Defense & National Security Systems (a)	4,491	46,078
Interactive Brokers Group, Inc.	11,039	301,585
Life Partners Holdings, Inc. (c)	1,553	2,205
MarketAxess Holdings, Inc. (c)	6,434	421,877
Marlin Business Services Corp.	2,572	47,942
MicroFinancial, Inc.	3,311	28,739
NewStar Financial, Inc. (a)	7,221	81,164
PICO Holdings, Inc. (a)	3,817	69,927
Resource America, Inc. Class A	3,667	32,526
The NASDAQ OMX Group, Inc.	28,455	1,277,914
Tiptree Financial, Inc. (a)(c)	3,278	23,929
Viewtran Group, Inc. (a)(c)	3,330	5,028
		8,140,497
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	8,186	201,048
American Independence Corp. (a)	848	9,141
American National Insurance Co.	4,790	549,796
Amerisafe, Inc.	3,148	131,240
Amtrust Financial Services, Inc. (c)	12,575	645,349
Arch Capital Group Ltd. (a)	23,005	1,318,647
Argo Group International Holdings, Ltd.	4,216	237,951
Atlas Financial Holdings, Inc. (a)	1,462	21,462
Baldwin & Lyons, Inc. Class B	4,807	122,819
Cincinnati Financial Corp.	28,097	1,431,542
CNinsure, Inc. ADR (a)	4,611	28,773
Donegal Group, Inc. Class A	5,256	82,362
eHealth, Inc. (a)(c)	2,634	68,142
EMC Insurance Group	2,904	86,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Enstar Group Ltd. (a)	2,749	$ 401,217
Erie Indemnity Co. Class A (c)	8,051	702,289
Federated National Holding Co.	2,457	62,064
Global Indemnity PLC (a)	1,582	42,572
Greenlight Capital Re, Ltd. (a)	5,004	157,726
Hallmark Financial Services, Inc. (a)	4,775	56,297
Health Insurance Innovations, Inc. (a)	755	5,549
Infinity Property & Casualty Corp.	2,068	150,261
Investors Title Co.	621	44,960
Kansas City Life Insurance Co.	1,996	95,030
Maiden Holdings Ltd.	13,951	182,200
National General Holdings Corp. (c)	16,356	306,675
National Interstate Corp.	3,965	113,518
National Western Life Insurance Co. Class A	563	144,607
Navigators Group, Inc. (a)	2,301	168,088
Oxbridge Re Holdings Ltd.	1,344	8,723
Safety Insurance Group, Inc.	2,680	159,514
Selective Insurance Group, Inc.	9,509	254,556
State Auto Financial Corp.	6,552	128,943
Unico American Corp. (a)	912	10,415
United Fire Group, Inc.	4,525	126,112
United Insurance Holdings Corp.	3,357	62,944
		8,318,984
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	61,001	1,407,598
American Capital Mortgage Investment Corp.	7,350	147,515
American Realty Capital Heathcare Trust, Inc.	28,693	325,092
American Realty Capital Properties, Inc.	155,724	1,463,806
CareTrust (REIT), Inc.	3,613	58,422
CIM Commercial Trust Corp. (c)	16,862	308,406
CyrusOne, Inc.	6,380	175,131
Gaming & Leisure Properties	19,140	610,566
Gladstone Commercial Corp.	3,081	54,472
New York Mortgage Trust, Inc. (c)	14,411	115,864
Potlatch Corp.	7,284	302,650
Retail Opportunity Investments Corp.	16,102	265,039
Sabra Health Care REIT, Inc.	8,954	253,488
Trade Street Residential, Inc. (c)	8,807	66,581
United Development Funding IV	5,895	114,245
		5,668,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(c)	3,534	$ 184,758
AV Homes, Inc. (a)	3,139	46,991
China HGS Real Estate, Inc. (a)(c)	6,536	24,902
China Housing & Land Development, Inc. (a)(c)	4,266	3,498
Cresud S.A.C.I.F. y A. sponsored ADR (c)	9,790	115,424
Elbit Imaging Ltd. (a)	109	218
FirstService Corp. (sub. vtg.)	5,480	292,666
Griffin Land & Nurseries, Inc.	1,362	36,175
Stratus Properties, Inc. (a)	1,162	15,513
		720,145
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	11,408	63,657
ASB Bancorp, Inc. (a)	402	8,522
Bank Mutual Corp.	10,031	64,800
BankFinancial Corp.	3,749	42,701
Bear State Financial, Inc.	7,531	78,850
Beneficial Mutual Bancorp, Inc. (a)	12,620	171,632
BofI Holding, Inc. (a)(c)	2,256	178,044
Brookline Bancorp, Inc., Delaware	17,959	170,790
Cape Bancorp, Inc.	2,034	18,937
Capitol Federal Financial, Inc.	23,522	294,495
Carver Bancorp, Inc. (a)	695	5,213
Charter Financial Corp.	3,802	42,582
Cheviot Financial Corp. (c)	2,477	30,839
Chicopee Bancorp, Inc.	1,629	25,250
Clifton Bancorp, Inc.	6,633	83,841
Dime Community Bancshares, Inc.	6,547	99,187
ESB Financial Corp.	3,795	68,158
ESSA Bancorp, Inc.	2,734	30,894
First Clover Leaf Financial Corp.	1,082	9,825
First Defiance Financial Corp.	2,062	62,004
First Financial Northwest, Inc.	4,958	58,257
Fox Chase Bancorp, Inc.	2,361	39,075
Franklin Financial Corp./VA (a)	3,187	63,326
Heritage Financial Group, Inc.	1,347	28,327
HF Financial Corp.	1,845	25,092
Hingham Institution for Savings	405	33,732
HMN Financial, Inc. (a)	448	5,645
Home Bancorp, Inc. (c)	1,639	37,697
Home Loan Servicing Solutions Ltd. (c)	12,147	237,352
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HomeStreet, Inc.	3,628	$ 59,173
HopFed Bancorp, Inc.	1,199	14,028
Hudson City Bancorp, Inc.	87,699	858,573
Kearny Financial Corp. (a)	11,566	163,659
Lake Shore Bancorp, Inc.	812	10,678
Meridian Bancorp, Inc. (a)	8,178	89,631
Meta Financial Group, Inc.	1,051	36,995
New Hampshire Thrift Bancshares, Inc.	999	15,465
NMI Holdings, Inc. (a)(c)	9,193	80,071
Northeast Community Bancorp, Inc.	696	4,872
Northfield Bancorp, Inc.	7,560	106,520
Northwest Bancshares, Inc. (c)	19,504	245,555
Ocean Shore Holding Co.	2,171	30,329
OceanFirst Financial Corp.	4,053	65,294
Oneida Financial Corp.	1,115	14,395
Oritani Financial Corp.	9,625	140,044
People's United Financial, Inc. (c)	53,169	785,838
Peoples Federal Bancshares, Inc.	811	17,364
Provident Financial Holdings, Inc.	1,514	22,407
Prudential Bancorp, Inc.	1,106	13,493
Pulaski Financial Corp.	1,793	21,050
River Valley Bancorp	460	9,706
Riverview Bancorp, Inc. (a)	4,177	17,585
Severn Bancorp, Inc. (a)	677	3,087
SI Financial Group, Inc.	4,494	49,479
Simplicity Bancorp, Inc.	1,220	20,240
Southern Missouri Bancorp, Inc.	1,388	52,466
Territorial Bancorp, Inc.	974	20,279
TFS Financial Corp.	52,686	799,247
Tree.com, Inc. (a)(c)	2,115	95,725
Trustco Bank Corp., New York	15,328	104,384
United Community Financial Corp.	8,612	44,093
United Financial Bancorp, Inc. New	8,736	120,382
Washington Federal, Inc.	17,788	384,932
Waterstone Financial, Inc.	5,412	66,892
Westfield Financial, Inc.	7,949	58,266
WSFS Financial Corp.	1,525	114,528
		6,835,449
TOTAL FINANCIALS		79,766,829
Common Stocks - continued
	Shares	Value
HEALTH CARE - 16.1%
Biotechnology - 10.4%
ACADIA Pharmaceuticals, Inc. (a)(c)	17,652	$ 527,265
Acceleron Pharma, Inc. (a)(c)	5,225	202,417
Achillion Pharmaceuticals, Inc. (a)(c)	17,871	230,000
Acorda Therapeutics, Inc. (a)(c)	7,101	258,831
Adamas Pharmaceuticals, Inc.	2,852	41,896
Advaxis, Inc. (a)	1,946	6,091
Aegerion Pharmaceuticals, Inc. (a)(c)	4,860	102,400
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,702	5,031
Agenus, Inc. (a)	12,650	37,444
Agios Pharmaceuticals, Inc. (a)(c)	5,860	590,747
Akebia Therapeutics, Inc. (a)	3,156	38,124
Alder Biopharmaceuticals, Inc.	5,218	85,158
Alexion Pharmaceuticals, Inc. (a)(c)	33,930	6,612,957
Alkermes PLC (a)(c)	24,771	1,362,900
Alnylam Pharmaceuticals, Inc. (a)(c)	12,936	1,300,715
AMAG Pharmaceuticals, Inc. (a)(c)	4,214	156,761
Amarin Corp. PLC ADR (a)(c)	20,997	27,086
Amgen, Inc.	129,820	21,460,544
Amicus Therapeutics, Inc. (a)	12,504	99,157
Anacor Pharmaceuticals, Inc. (a)(c)	7,507	258,841
Anthera Pharmaceuticals, Inc. (a)	1,025	2,101
Applied Genetic Technologies Corp. (c)	3,279	66,203
Aquinox Pharmaceuticals, Inc. (c)	2,522	18,436
Ardelyx, Inc.	2,975	79,641
Arena Pharmaceuticals, Inc. (a)(c)	36,538	153,094
Argos Therapeutics, Inc. (a)	3,091	25,964
ARIAD Pharmaceuticals, Inc. (a)(c)	33,668	239,379
ArQule, Inc. (a)	5,654	7,463
Array BioPharma, Inc. (a)(c)	19,792	79,762
Arrowhead Research Corp. (a)(c)	8,143	47,392
Atara Biotherapeutics, Inc.	3,500	94,500
Athersys, Inc. (a)(c)	8,108	11,594
Auspex Pharmaceuticals, Inc.	4,607	111,628
Avalanche Biotechnologies, Inc. (a)(c)	4,267	168,504
AVEO Pharmaceuticals, Inc. (a)	4,054	3,628
BIND Therapeutics, Inc. (a)	2,750	17,875
BioCryst Pharmaceuticals, Inc. (a)(c)	11,835	127,936
Biogen Idec, Inc. (a)	40,440	12,442,984
BioMarin Pharmaceutical, Inc. (a)	25,356	2,274,940
Biospecifics Technologies Corp. (a)	1,123	42,584
Biota Pharmaceuticals, Inc. (a)	4,051	8,953
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Bluebird Bio, Inc. (a)	5,159	$ 212,706
Calithera Biosciences, Inc.	2,500	26,675
Cancer Genetics, Inc. (a)	1,461	8,196
Cara Therapeutics, Inc.	3,021	27,914
CASI Pharmaceuticals, Inc. (a)	899	1,492
Catalyst Pharmaceutical Partners, Inc. (a)(c)	19,359	51,301
Celator Pharmaceuticals, Inc. (a)	2,950	5,015
Celgene Corp. (a)(c)	136,837	15,556,999
Celladon Corp. (a)	3,838	47,131
Celldex Therapeutics, Inc. (a)(c)	15,231	308,885
Cellular Biomedicine Group, Inc. (a)(c)	1,458	23,036
Cellular Dynamics International, Inc. (a)(c)	2,617	17,272
Celsion Corp. (a)(c)	753	2,011
Cepheid, Inc. (a)(c)	12,254	674,950
Cerulean Pharma, Inc.	4,980	25,149
ChemoCentryx, Inc. (a)	8,257	38,065
Chimerix, Inc. (a)(c)	7,036	247,949
China Biologic Products, Inc. (a)	3,990	273,235
Cleveland Biolabs, Inc. (a)	3,204	1,121
Clovis Oncology, Inc. (a)(c)	6,175	293,807
Coherus BioSciences, Inc.	5,555	76,270
Conatus Pharmaceuticals, Inc. (a)(c)	2,232	18,994
Concert Pharmaceuticals, Inc.	3,033	38,216
Coronado Biosciences, Inc. (a)	3,308	7,708
CTI BioPharma Corp. (a)(c)	27,126	59,406
Cubist Pharmaceuticals, Inc. (a)(c)	12,734	965,365
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	9,586	14,187
Cyclacel Pharmaceuticals, Inc. (a)(c)	5,706	16,890
Cytokinetics, Inc. (a)(c)	6,072	28,356
Cytori Therapeutics, Inc. (a)(c)	7,415	3,188
CytRx Corp. (a)(c)	8,245	20,695
Dicerna Pharmaceuticals, Inc.	2,677	31,642
Discovery Laboratories, Inc. (a)(c)	23,215	36,448
Dyax Corp. (a)	24,223	340,091
Dynavax Technologies Corp. (a)	6,201	92,147
Eagle Pharmaceuticals, Inc.	2,942	37,099
Eleven Biotherapeutics, Inc.	2,924	33,275
Enanta Pharmaceuticals, Inc. (a)(c)	2,882	135,281
Enzon Pharmaceuticals, Inc.	3,917	4,270
Enzymotec Ltd. (a)	2,963	24,267
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Epirus Biopharmaceuticals, Inc. (a)(c)	2,976	$ 15,118
Epizyme, Inc. (a)	6,496	148,499
Esperion Therapeutics, Inc. (a)(c)	3,539	111,939
Exact Sciences Corp. (a)(c)	14,673	364,184
Exelixis, Inc. (a)(c)	40,240	66,798
Fate Therapeutics, Inc. (a)	3,530	13,238
FibroGen, Inc.	8,825	199,886
Five Prime Therapeutics, Inc. (a)	4,874	100,209
Flexion Therapeutics, Inc.	3,357	57,573
Forward Pharma A/S sponsored ADR	2,119	42,253
Foundation Medicine, Inc. (a)(c)	4,860	114,793
Galectin Therapeutics, Inc. (a)(c)	2,387	9,476
Galena Biopharma, Inc. (a)(c)	15,864	28,238
Galmed Pharmaceuticals Ltd. (a)(c)	2,224	13,122
Genocea Biosciences, Inc. (c)	2,352	21,333
Genomic Health, Inc. (a)(c)	6,147	204,449
GenVec, Inc. (a)	764	1,711
Geron Corp. (a)(c)	29,701	109,300
Gilead Sciences, Inc. (a)	258,655	25,948,270
GlycoMimetics, Inc.	2,640	25,555
Grifols SA ADR	14,895	554,690
GTx, Inc. (a)	5,496	3,517
Halozyme Therapeutics, Inc. (a)(c)	24,079	211,414
Harvard Apparatus (a)	528	1,785
Heron Therapeutics, Inc. (a)(c)	4,946	38,134
Hyperion Therapeutics, Inc. (a)	3,733	76,489
Idera Pharmaceuticals, Inc. (a)(c)	11,591	36,048
Ignyta, Inc. (a)	3,795	25,844
Immune Design Corp. (a)(c)	2,718	86,460
ImmunoGen, Inc. (a)(c)	14,951	153,846
Immunomedics, Inc. (a)(c)	22,337	92,252
Incyte Corp. (a)(c)	28,925	2,185,284
Infinity Pharmaceuticals, Inc. (a)	8,364	125,544
Inovio Pharmaceuticals, Inc. (a)(c)	9,329	90,305
Insmed, Inc. (a)	7,917	111,709
Insys Therapeutics, Inc. (a)	5,568	215,649
Intercept Pharmaceuticals, Inc. (a)(c)	3,697	531,370
Ironwood Pharmaceuticals, Inc. Class A (a)(c)	19,648	271,928
Isis Pharmaceuticals, Inc. (a)(c)	20,393	1,056,153
KaloBios Pharmaceuticals, Inc. (a)(c)	4,721	8,498
Kamada (a)	5,285	16,859
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Karyopharm Therapeutics, Inc. (c)	5,759	$ 241,187
Keryx Biopharmaceuticals, Inc. (a)(c)	15,145	240,806
Kindred Biosciences, Inc. (c)	3,012	28,975
Kite Pharma, Inc. (c)	6,569	275,767
KYTHERA Biopharmaceuticals, Inc. (a)(c)	4,003	153,115
La Jolla Pharmaceutical Co. (a)	2,277	25,343
Lexicon Pharmaceuticals, Inc. (a)(c)	82,734	84,389
Ligand Pharmaceuticals, Inc.:
Class B (a)(c)	3,689	198,653
General CVR (a)	1,518	80
Glucagon CVR (a)	1,518	197
MRK CVR rights (a)	1,639	0
rights (a)	1,518	11
TR Beta CVR (a)	1,518	17
Loxo Oncology, Inc. (c)	3,295	33,939
Macrogenics, Inc. (a)(c)	4,760	134,518
MannKind Corp. (a)(c)	68,704	422,530
Medivation, Inc. (a)(c)	13,212	1,531,139
MEI Pharma, Inc. (a)(c)	3,244	20,729
Merrimack Pharmaceuticals, Inc. (a)(c)	16,976	155,500
MiMedx Group, Inc. (a)(c)	18,076	199,921
Minerva Neurosciences, Inc. (c)	3,949	18,402
Mirati Therapeutics, Inc. (a)(c)	2,464	36,516
Momenta Pharmaceuticals, Inc. (a)	8,267	96,972
Myriad Genetics, Inc. (a)(c)	12,529	420,097
Nanosphere, Inc. (a)	6,121	2,325
Neurocrine Biosciences, Inc. (a)(c)	13,202	263,116
NewLink Genetics Corp. (a)(c)	5,207	203,385
Northwest Biotherapeutics, Inc. (a)(c)	9,624	51,585
Novavax, Inc. (a)(c)	42,859	228,867
NPS Pharmaceuticals, Inc. (a)	18,601	617,181
Nymox Pharmaceutical Corp. (a)(c)	5,184	2,852
Ohr Pharmaceutical, Inc. (a)(c)	3,461	26,304
OncoGenex Pharmaceuticals, Inc. (a)	1,302	2,747
Oncolytics Biotech, Inc. (a)	8,292	5,729
OncoMed Pharmaceuticals, Inc. (a)(c)	5,834	128,523
Onconova Therapeutics, Inc. (a)(c)	2,820	13,395
Oncothyreon, Inc. (a)	15,192	26,586
Ophthotech Corp. (a)	5,911	255,060
Orexigen Therapeutics, Inc. (a)(c)	19,112	110,658
Osiris Therapeutics, Inc. (a)(c)	5,432	71,431
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Otonomy, Inc.	4,308	$ 103,435
OvaScience, Inc. (a)(c)	4,791	121,021
OXiGENE, Inc. (a)(c)	4,000	7,440
Paratek Pharmaceuticals, Inc. (a)	2,630	48,076
PDL BioPharma, Inc. (c)	28,270	233,510
Peregrine Pharmaceuticals, Inc. (a)(c)	27,016	39,984
Pharmacyclics, Inc. (a)(c)	12,945	1,804,404
Pluristem Therapeutics, Inc. (a)(c)	16,421	41,709
Portola Pharmaceuticals, Inc. (a)(c)	7,887	221,782
Prana Biotechnology Ltd. ADR (a)(c)	3,293	5,302
Progenics Pharmaceuticals, Inc. (a)(c)	10,094	70,254
ProQR Therapeutics BV (a)(c)	4,298	65,201
Prosensa Holding BV (a)(c)	7,237	143,075
Prothena Corp. PLC (a)	4,386	106,317
PTC Therapeutics, Inc. (a)	5,517	246,886
QLT, Inc. (a)	7,881	31,288
Radius Health, Inc. (a)(c)	6,054	149,534
Raptor Pharmaceutical Corp. (a)(c)	9,806	94,334
Receptos, Inc. (a)(c)	4,711	637,398
Regado Biosciences, Inc. (a)(c)	5,425	4,484
Regeneron Pharmaceuticals, Inc. (a)(c)	16,966	7,059,722
Regulus Therapeutics, Inc. (a)(c)	8,700	163,038
Repligen Corp. (a)(c)	5,475	125,213
Retrophin, Inc. (a)	6,379	64,428
Rigel Pharmaceuticals, Inc. (a)	11,796	25,243
Sage Therapeutics, Inc. (a)(c)	4,316	170,655
Sangamo Biosciences, Inc. (a)(c)	10,935	132,095
Sarepta Therapeutics, Inc. (a)(c)	6,814	115,429
Seattle Genetics, Inc. (a)(c)	21,734	791,987
Sinovac Biotech Ltd. (a)(c)	12,914	64,312
Sorrento Therapeutics, Inc. (a)	3,832	14,753
Spectrum Pharmaceuticals, Inc. (a)(c)	15,608	112,534
StemCells, Inc. (a)(c)	15,802	18,014
Stemline Therapeutics, Inc. (a)(c)	2,720	40,474
Sunesis Pharmaceuticals, Inc. (a)(c)	8,850	20,709
Synageva BioPharma Corp. (a)(c)	5,809	471,691
Synergy Pharmaceuticals, Inc. (a)(c)	17,111	50,991
Synta Pharmaceuticals Corp. (a)(c)	15,354	48,672
T2 Biosystems, Inc. (c)	3,238	58,025
Targacept, Inc. (a)	7,926	19,260
Tekmira Pharmaceuticals Corp. (a)(c)	5,132	77,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Tenax Therapeutics, Inc. (a)	4,974	$ 18,553
TESARO, Inc. (a)(c)	6,721	231,942
TetraLogic Pharmaceuticals Corp.	3,288	15,914
TG Therapeutics, Inc. (a)	7,440	111,005
Threshold Pharmaceuticals, Inc. (a)	11,502	33,356
Tokai Pharmaceuticals, Inc. (c)	3,863	56,670
TONIX Pharmaceuticals Holding (a)	1,700	11,934
Transition Therapeutics, Inc. (a)	5,775	36,902
Trevena, Inc.	6,835	35,679
Trovagene, Inc. (a)	2,998	13,761
Ultragenyx Pharmaceutical, Inc. (c)	5,504	239,919
uniQure B.V.	2,995	45,075
United Therapeutics Corp. (a)	8,030	1,064,537
Vanda Pharmaceuticals, Inc. (a)	7,772	101,269
Verastem, Inc. (a)(c)	3,584	33,331
Versartis, Inc. (a)(c)	3,875	69,828
Vertex Pharmaceuticals, Inc. (a)(c)	40,819	4,811,744
Vical, Inc. (a)	13,452	14,663
Vitae Pharmaceuticals, Inc.	3,000	61,050
Vital Therapies, Inc.	3,412	70,663
Xencor, Inc.	4,946	55,445
XOMA Corp. (a)(c)	23,322	132,702
Zafgen, Inc. (c)	3,547	83,745
ZIOPHARM Oncology, Inc. (a)(c)	21,465	90,368
		130,334,537
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	3,614	207,444
Abiomed, Inc. (a)(c)	6,534	232,088
Accuray, Inc. (a)(c)	16,865	116,200
Align Technology, Inc. (a)	14,114	803,087
Alliqua, Inc. (a)	2,954	14,475
Alphatec Holdings, Inc. (a)	18,402	23,555
Analogic Corp.	2,034	148,157
Angiodynamics, Inc. (a)(c)	5,632	98,560
Anika Therapeutics, Inc. (a)(c)	2,241	91,634
Antares Pharma, Inc. (a)(c)	20,019	46,044
Atossa Genetics, Inc. (a)(c)	4,348	3,913
Atricure, Inc. (a)	4,262	79,827
Atrion Corp.	379	123,179
AxoGen, Inc. (a)	2,273	6,410
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
BioLase Technology, Inc. (c)	7,732	$ 19,871
Cardica, Inc. (a)	26,919	16,219
Cardiovascular Systems, Inc. (a)	4,922	150,909
Cerus Corp. (a)(c)	15,975	72,367
Cesca Therapeutics, Inc. (a)	1,101	1,189
CONMED Corp.	5,036	213,677
Cutera, Inc. (a)	4,323	43,835
Cyberonics, Inc. (a)	5,320	283,290
Cynosure, Inc. Class A (a)	3,729	102,809
Dehaier Medical Systems Ltd. (a)(c)	837	3,306
Delcath Systems, Inc. (a)	357	443
DENTSPLY International, Inc. (c)	23,743	1,305,390
Derma Sciences, Inc. (a)(c)	4,390	36,042
DexCom, Inc. (a)(c)	12,676	652,307
Digirad Corp.	2,688	9,919
EDAP TMS SA sponsored ADR (a)(c)	1,813	4,659
Endologix, Inc. (a)(c)	10,844	139,129
EnteroMedics, Inc. (a)(c)	11,433	15,892
Exactech, Inc. (a)	3,264	72,396
Fonar Corp. (a)	906	10,736
Genmark Diagnostics, Inc. (a)	9,393	106,704
Hansen Medical, Inc. (a)(c)	27,427	22,926
HeartWare International, Inc. (a)(c)	2,737	201,252
Hologic, Inc. (a)(c)	48,105	1,289,214
ICU Medical, Inc. (a)	2,577	215,669
IDEXX Laboratories, Inc. (a)(c)	8,571	1,280,079
Imris, Inc. (a)	7,102	1,776
Inogen, Inc.	3,218	78,165
Insulet Corp. (a)(c)	9,490	442,139
Integra LifeSciences Holdings Corp. (a)(c)	5,569	274,218
Intuitive Surgical, Inc. (a)	6,146	3,182,214
Iridex Corp. (a)	1,193	10,081
K2M Group Holdings, Inc. (c)	6,525	123,388
Ldr Holding Corp. (a)(c)	4,807	156,852
LeMaitre Vascular, Inc.	3,902	28,875
Lombard Medical, Inc. (a)	1,819	13,643
Lumenis Ltd. Class B	5,920	60,088
Masimo Corp. (a)	9,916	260,295
Mazor Robotics Ltd. sponsored ADR (a)	1,310	14,017
MELA Sciences, Inc. (a)(c)	309	497
Meridian Bioscience, Inc.	7,253	119,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)	7,015	$ 103,822
Natus Medical, Inc. (a)	5,959	203,977
Neogen Corp. (a)(c)	6,300	279,153
Neovasc, Inc. (a)	8,265	52,257
Novadaq Technologies, Inc. (a)	9,893	141,965
NuVasive, Inc. (a)	8,113	356,404
NxStage Medical, Inc. (a)(c)	10,311	178,174
Ocular Therapeutix, Inc.	3,698	62,570
OraSure Technologies, Inc. (a)	11,280	101,633
Orthofix International NV (a)	3,302	92,192
Oxford Immunotec Global PLC (a)(c)	3,787	49,534
PhotoMedex, Inc. (a)(c)	1,894	3,258
Quidel Corp. (a)	6,278	174,905
Quotient Ltd. (a)	1,779	21,312
ReWalk Robotics Ltd. (a)(c)	2,042	53,868
Rockwell Medical Technologies, Inc. (a)(c)	6,085	54,461
Roka Bioscience, Inc. (a)(c)	2,827	11,195
RTI Biologics, Inc. (a)	9,915	48,584
Second Sight Medical Products, Inc.	6,000	91,920
Sirona Dental Systems, Inc. (a)	9,867	852,410
Span-America Medical System, Inc.	503	9,653
Staar Surgical Co. (a)(c)	8,758	80,661
Stereotaxis, Inc. (a)	2,480	3,943
Sunshine Heart, Inc. (a)(c)	2,294	10,438
SurModics, Inc. (a)	3,649	76,665
Synergetics U.S.A., Inc. (a)	7,788	27,102
Syneron Medical Ltd. (a)	8,751	89,960
Tandem Diabetes Care, Inc. (c)	4,950	69,944
TearLab Corp. (a)(c)	4,425	12,324
The Spectranetics Corp. (a)(c)	7,082	232,502
Thoratec Corp. (a)	9,572	298,551
Tornier NV (a)	7,904	210,958
Trinity Biotech PLC sponsored ADR	5,035	86,401
TriVascular Technologies, Inc. (c)	3,334	44,909
Unilife Corp. (a)(c)	16,805	52,600
Uroplasty, Inc. (a)	2,392	5,693
Utah Medical Products, Inc.	748	43,436
Vascular Solutions, Inc. (a)	2,532	65,123
Veracyte, Inc. (a)(c)	3,107	20,258
Vision Sciences, Inc. (a)	2,813	2,954
Volcano Corp. (a)	8,756	96,841
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)(c)	9,867	$ 289,004
Zeltiq Aesthetics, Inc. (a)(c)	6,647	181,928
		17,975,804
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(c)	10,245	635,292
Addus HomeCare Corp. (a)	2,506	57,838
Air Methods Corp. (a)(c)	7,008	311,015
Alliance Healthcare Services, Inc. (a)	1,731	38,982
Almost Family, Inc. (a)	1,288	35,562
Amedisys, Inc. (a)	6,301	160,171
AmSurg Corp. (a)(c)	8,048	415,035
Bio-Reference Laboratories, Inc. (a)	4,602	130,237
BioScrip, Inc. (a)(c)	10,985	71,183
BioTelemetry, Inc. (a)	3,253	32,107
Catamaran Corp. (a)(c)	35,612	1,815,324
Corvel Corp. (a)	3,377	117,047
Cross Country Healthcare, Inc. (a)	4,259	45,444
Express Scripts Holding Co. (a)	127,044	10,563,709
Gentiva Health Services, Inc. (a)	6,352	123,292
HealthEquity, Inc. (a)(c)	9,730	241,596
Healthways, Inc. (a)(c)	6,081	94,742
Henry Schein, Inc. (a)(c)	14,476	1,986,107
iKang Healthcare Group, Inc. sponsored ADR	2,177	41,080
IPC The Hospitalist Co., Inc. (a)	2,879	126,906
LHC Group, Inc. (a)	3,163	74,362
LifePoint Hospitals, Inc. (a)	7,628	527,781
Magellan Health Services, Inc. (a)	5,136	314,272
MWI Veterinary Supply, Inc. (a)(c)	2,199	359,361
National Research Corp.:
Class A (a)	4,624	65,476
Class B (a)(c)	369	12,232
NeoStem, Inc. (a)(c)	4,836	19,054
Patterson Companies, Inc. (c)	17,649	850,329
PDI, Inc. (a)	1,717	3,297
Premier, Inc. (a)	6,171	209,937
Providence Service Corp. (a)	2,390	93,521
Psychemedics Corp.	716	10,797
RadNet, Inc. (a)	6,190	52,120
Sharps Compliance Corp. (a)	2,640	11,510
Surgical Care Affiliates, Inc. (a)	6,441	204,824
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
The Ensign Group, Inc.	3,697	$ 145,736
USMD Holdings, Inc. (a)	1,157	9,603
VCA, Inc. (a)(c)	14,620	691,965
		20,698,846
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	30,038	361,057
athenahealth, Inc. (a)(c)	6,387	749,195
Authentidate Holding Corp. (a)	1,782	1,907
Cerner Corp. (a)	58,063	3,739,257
Computer Programs & Systems, Inc.	1,779	104,498
HealthStream, Inc. (a)(c)	4,961	142,133
HMS Holdings Corp. (a)(c)	15,376	320,743
iCAD, Inc. (a)	2,034	20,401
MedAssets, Inc. (a)	10,564	204,308
Medidata Solutions, Inc. (a)(c)	9,106	388,917
Merge Healthcare, Inc. (a)	13,065	41,024
Omnicell, Inc. (a)	6,019	193,812
Quality Systems, Inc.	9,703	142,925
Simulations Plus, Inc.	3,656	23,252
Streamline Health Solutions, Inc. (a)	5,177	21,122
		6,454,551
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)	7,288	147,363
Affymetrix, Inc. (a)(c)	12,343	112,692
Albany Molecular Research, Inc. (a)(c)	5,013	81,562
Apricus Biosciences, Inc. (a)(c)	2,588	3,054
BG Medicine, Inc. (a)	1,419	664
Bio-Techne Corp.	6,534	598,580
Bruker BioSciences Corp. (a)	29,541	566,596
Compugen Ltd. (a)(c)	6,088	42,433
Fluidigm Corp. (a)(c)	5,146	158,651
Furiex Pharmaceuticals, Inc. rights (a)	1,322	12,916
Harvard Bioscience, Inc. (a)	4,275	21,033
ICON PLC (a)	10,303	572,229
Illumina, Inc. (a)	23,873	4,557,117
INC Research Holdings, Inc. Class A	9,262	225,900
Luminex Corp. (a)	7,155	132,368
Nanostring Technologies, Inc. (a)(c)	4,162	62,055
NeoGenomics, Inc. (a)	9,462	40,119
Pacific Biosciences of California, Inc. (a)	13,934	94,194
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	9,574	$ 560,175
PRA Health Sciences, Inc.	10,000	218,400
pSivida Corp. (a)	3,298	14,214
QIAGEN NV (a)(c)	40,535	970,003
Response Genetics, Inc. (a)	6,802	3,605
Sequenom, Inc. (a)(c)	18,962	56,886
VWR Corp. (c)	22,723	609,204
		9,862,013
Pharmaceuticals - 1.4%
Acasti Pharma, Inc. (a)	18,131	7,524
AcelRx Pharmaceuticals, Inc. (a)(c)	6,090	40,559
Achaogen, Inc. (a)	2,564	23,640
Acura Pharmaceuticals, Inc. (a)(c)	4,909	2,553
Aerie Pharmaceuticals, Inc. (a)(c)	3,691	97,332
Agile Therapeutics, Inc. (a)(c)	3,497	20,947
Akorn, Inc. (a)(c)	17,775	712,244
Alcobra Pharma Ltd. (a)(c)	1,817	6,632
Alexza Pharmaceuticals, Inc. (a)(c)	2,516	3,573
Alimera Sciences, Inc. (a)(c)	6,301	36,987
Amphastar Pharmaceuticals, Inc. (a)	6,643	69,286
ANI Pharmaceuticals, Inc. (a)	1,776	96,099
Aratana Therapeutics, Inc. (a)	7,033	93,187
Assembly Biosciences, Inc. (a)	1,510	12,533
AstraZeneca PLC rights (a)	3,011	0
Auxilium Pharmaceuticals, Inc. (a)(c)	8,829	305,130
Avanir Pharmaceuticals, Inc. Class A (a)	32,997	492,315
Bio Path Holdings, Inc. (a)(c)	13,685	33,665
Biodelivery Sciences International, Inc. (a)	7,622	116,998
Cardiome Pharma Corp. (a)	2,219	18,440
Cempra, Inc. (a)(c)	5,300	76,267
Columbia Laboratories, Inc. (a)	2,768	16,442
Corcept Therapeutics, Inc. (a)(c)	14,622	44,305
Cumberland Pharmaceuticals, Inc. (a)	4,718	24,392
CymaBay Therapeutics, Inc.	3,086	22,096
DepoMed, Inc. (a)	10,971	169,941
Dermira, Inc.	4,085	70,466
Dipexium Pharmaceuticals, Inc.	1,054	11,004
Durect Corp. (a)	26,846	25,504
Egalet Corp. (c)	2,833	17,055
Endo Health Solutions, Inc. (a)(c)	26,003	1,902,640
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endocyte, Inc. (a)	7,252	$ 47,065
Flamel Technologies SA sponsored ADR (a)(c)	3,374	48,214
Foamix Pharmaceuticals Ltd. (a)	5,735	30,510
GW Pharmaceuticals PLC ADR (a)(c)	2,188	169,417
Heska Corp. (a)	893	13,922
Horizon Pharma PLC (a)(c)	21,194	270,859
Impax Laboratories, Inc. (a)(c)	12,422	396,883
Imprimis Pharmaceuticals, Inc. (a)(c)	2,451	20,147
IntelliPharmaCeutics International Corp. (a)	4,988	14,465
Intersect ENT, Inc.	3,735	64,616
Intra-Cellular Therapies, Inc. (a)(c)	6,163	88,562
Jazz Pharmaceuticals PLC (a)(c)	10,406	1,842,799
Lipocine, Inc. (a)	1,538	7,721
MediWound Ltd. (a)	3,114	18,404
Mylan, Inc. (a)(c)	64,111	3,757,546
Nektar Therapeutics (a)(c)	22,148	369,207
NeuroBioPharm, Inc.:
Class A (a)(c)	213	19
warrants (a)(c)	427	0
Ocera Therapeutics, Inc. (a)	2,372	18,834
Omeros Corp. (a)(c)	5,397	120,515
Oramed Pharmaceuticals, Inc. (a)	1,051	6,274
Pacira Pharmaceuticals, Inc. (a)(c)	6,254	587,438
Pain Therapeutics, Inc. (a)	8,191	14,826
Parnell Pharmaceuticals Holdings Ltd.	1,667	7,168
Pernix Therapeutics Holdings, Inc. (a)(c)	6,405	66,420
Phibro Animal Health Corp. Class A	2,929	89,510
Pozen, Inc.	4,577	40,690
ProPhase Labs, Inc. (a)	1,566	2,239
Relypsa, Inc. (c)	6,444	160,391
Repros Therapeutics, Inc. (a)(c)	3,312	28,351
Revance Therapeutics, Inc. (c)	3,335	54,827
Sagent Pharmaceuticals, Inc. (a)(c)	5,234	150,896
Salix Pharmaceuticals Ltd. (a)(c)	10,729	1,101,761
SciClone Pharmaceuticals, Inc. (a)(c)	8,681	73,702
Shire PLC sponsored ADR	8,857	1,891,855
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	5,857
Sucampo Pharmaceuticals, Inc. Class A (a)(c)	6,917	81,067
Supernus Pharmaceuticals, Inc. (a)(c)	6,812	60,354
Tetraphase Pharmaceuticals, Inc. (a)	5,507	145,385
The Medicines Company (a)	11,645	312,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Theravance Biopharma, Inc. (a)(c)	5,048	$ 79,859
Theravance, Inc. (c)	24,943	377,388
VIVUS, Inc. (a)(c)	15,549	52,089
XenoPort, Inc. (a)	9,481	84,381
Zogenix, Inc. (a)(c)	17,047	19,434
ZS Pharma, Inc. (c)	3,881	166,728
		17,530,553
TOTAL HEALTH CARE		202,856,304
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(c)	3,853	106,767
American Science & Engineering, Inc.	1,272	62,175
API Technologies Corp. (a)	14,000	29,470
Arotech Corp. (a)	3,058	6,911
Astronics Corp. (a)(c)	3,753	183,972
Astrotech Corp. (a)(c)	3,584	9,928
BE Aerospace, Inc. (a)	17,817	1,387,410
Elbit Systems Ltd. (c)	7,320	424,487
Erickson Air-Crane, Inc. (a)(c)	2,141	22,609
Innovative Solutions & Support, Inc. (a)	1,668	4,904
KEYW Holding Corp. (a)(c)	5,202	56,234
Kratos Defense & Security Solutions, Inc. (a)(c)	11,511	59,167
LMI Aerospace, Inc. (a)(c)	2,161	30,340
Taser International, Inc. (a)(c)	8,295	178,177
TAT Technologies Ltd.	863	5,868
		2,568,419
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	10,286	81,774
Atlas Air Worldwide Holdings, Inc. (a)(c)	4,358	198,943
C.H. Robinson Worldwide, Inc. (c)	24,914	1,837,158
Echo Global Logistics, Inc. (a)(c)	4,103	115,089
Expeditors International of Washington, Inc.	33,459	1,566,550
Forward Air Corp. (c)	6,162	301,692
Hub Group, Inc. Class A (a)	6,347	238,774
Park-Ohio Holdings Corp.	2,393	134,415
UTi Worldwide, Inc. (a)(c)	18,713	220,813
		4,695,208
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.8%
Allegiant Travel Co. (c)	3,038	$ 426,110
American Airlines Group, Inc.	123,082	5,973,169
Hawaiian Holdings, Inc. (a)(c)	9,370	190,117
JetBlue Airways Corp. (a)(c)	48,846	714,617
Republic Airways Holdings, Inc. (a)	7,734	102,708
Ryanair Holdings PLC sponsored ADR (a)(c)	19,487	1,225,537
SkyWest, Inc.	9,819	122,738
Spirit Airlines, Inc. (a)	12,537	1,036,685
Virgin America, Inc.	7,667	288,893
		10,080,574
Building Products - 0.1%
AAON, Inc.	8,586	177,902
American Woodmark Corp. (a)	2,603	103,677
Apogee Enterprises, Inc.	4,912	222,170
Builders FirstSource, Inc. (a)(c)	17,858	110,005
China Ceramics Co. Ltd.	1,500	1,200
Gibraltar Industries, Inc. (a)	5,515	79,140
Insteel Industries, Inc.	2,765	60,360
Nortek, Inc. (a)	2,770	220,852
Patrick Industries, Inc. (a)	1,602	71,433
PGT, Inc. (a)	9,909	93,244
Tecogen, Inc. New (a)(c)	3,759	21,426
Universal Forest Products, Inc.	3,549	169,429
		1,330,838
Commercial Services & Supplies - 0.7%
Blue Earth, Inc. (a)(c)	10,000	11,000
Casella Waste Systems, Inc. Class A (a)	4,143	16,323
CECO Environmental Corp. (c)	5,819	82,397
China Recycling Energy Corp. (a)(c)	8,068	9,359
Cintas Corp. (c)	19,883	1,454,441
Copart, Inc. (a)	21,669	787,451
Courier Corp.	2,416	33,317
Fuel Tech, Inc. (a)	2,055	8,672
G&K Services, Inc. Class A	3,065	199,532
Healthcare Services Group, Inc.	12,849	387,526
Heritage-Crystal Clean, Inc. (a)	3,299	54,434
Herman Miller, Inc.	9,869	299,919
Hudson Technologies, Inc. (a)	2,825	9,549
Industrial Services of America, Inc. (a)	694	3,394
InnerWorkings, Inc. (a)	7,905	59,129
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc.	11,039	$ 166,910
Intersections, Inc. (c)	1,282	5,154
Kimball International, Inc. Class B	4,484	42,105
MagneGas Corp. (a)(c)	7,634	6,107
Matthews International Corp. Class A	5,914	272,458
McGrath RentCorp.	4,256	150,067
Mobile Mini, Inc.	7,729	320,676
Multi-Color Corp.	2,812	154,210
Performant Financial Corp. (a)	7,862	53,462
Perma-Fix Environmental Services, Inc. (a)	973	4,281
Pointer Telocation Ltd. (a)	1,202	10,085
Quest Resource Holding Corp. (a)(c)	13,559	18,711
R.R. Donnelley & Sons Co. (c)	35,252	593,644
SP Plus Corp. (a)(c)	4,508	93,676
Stericycle, Inc. (a)	14,443	1,861,992
Swisher Hygiene, Inc. (a)	1,825	4,033
Tetra Tech, Inc.	10,920	296,806
U.S. Ecology, Inc. (c)	4,225	168,240
United Stationers, Inc.	7,240	297,274
Virco Manufacturing Co. (a)	1,086	2,889
West Corp. (c)	14,876	464,726
		8,403,949
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	2,488	31,598
Aegion Corp. (a)(c)	6,266	119,367
Foster Wheeler AG	791	22,544
Great Lakes Dredge & Dock Corp. (a)(c)	11,521	87,329
Integrated Electrical Services, Inc. (a)	2,420	18,537
Layne Christensen Co. (a)(c)	2,286	16,231
MYR Group, Inc. (a)	3,835	99,518
Northwest Pipe Co. (a)	2,404	79,428
Primoris Services Corp.	8,939	233,755
Sterling Construction Co., Inc. (a)	3,450	23,081
		731,388
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	3,143
Allied Motion Technologies, Inc.	1,647	35,872
American Superconductor Corp. (a)(c)	14,941	14,717
Ballard Power Systems, Inc. (a)(c)	20,720	47,293
Broadwind Energy, Inc. (a)	1,948	13,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)(c)	68,135	$ 57,233
Encore Wire Corp.	3,677	134,836
Enphase Energy, Inc. (a)(c)	7,294	76,660
Franklin Electric Co., Inc. (c)	8,007	300,743
FuelCell Energy, Inc. (a)(c)	52,574	87,799
Highpower International, Inc. (a)	2,296	12,628
Hydrogenics Corp. (a)(c)	1,558	21,905
Ideal Power, Inc. (a)	1,350	10,044
Jinpan International Ltd.	1,698	12,616
LSI Industries, Inc.	2,044	13,777
MagneTek, Inc. (a)	403	16,841
Ocean Power Technologies, Inc. (a)	1,435	1,492
Pioneer Power Solutions, Inc. (a)	1,000	9,190
Plug Power, Inc. (a)(c)	28,685	109,577
Powell Industries, Inc.	1,908	81,185
Power Solutions International, Inc. (a)(c)	1,790	117,514
Preformed Line Products Co.	1,548	73,035
Real Goods Solar, Inc. Class A (a)(c)	5,918	4,675
Revolution Lighting Technologies, Inc. (a)(c)	12,720	15,518
SolarCity Corp. (a)(c)	16,096	885,280
Ultralife Corp. (a)	1,473	4,257
Vicor Corp. (a)	4,263	52,009
		2,213,397
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	6,157	138,533
Machinery - 0.8%
Adept Technology, Inc. (a)(c)	1,739	14,990
Altra Industrial Motion Corp. (c)	4,627	141,725
American Railcar Industries, Inc.	3,514	207,256
ARC Group Worldwide, Inc. (a)(c)	2,040	24,378
Astec Industries, Inc.	3,907	153,428
Chart Industries, Inc. (a)(c)	5,147	204,387
Cleantech Solutions International, Inc. (a)(c)	197	823
Columbus McKinnon Corp. (NY Shares)	3,909	104,409
Commercial Vehicle Group, Inc. (a)	7,129	46,695
Dynamic Materials Corp.	2,673	42,875
Eastern Co.	2,159	36,314
Energy Recovery, Inc. (a)(c)	12,403	58,914
ExOne Co. (a)(c)	2,112	49,294
FreightCar America, Inc.	1,844	53,347
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Gencor Industries, Inc. (a)	519	$ 5,180
Hardinge, Inc.	2,221	27,207
Hurco Companies, Inc.	1,444	50,136
Key Technology, Inc. (a)	313	3,834
L.B. Foster Co. Class A	2,166	100,394
Lincoln Electric Holdings, Inc.	13,390	964,616
Manitex International, Inc. (a)(c)	2,422	26,666
MFRI, Inc. (a)	997	8,395
Middleby Corp. (a)	9,944	951,044
NN, Inc.	2,753	58,281
Nordson Corp. (c)	10,559	825,186
Omega Flex, Inc.	1,368	40,890
PACCAR, Inc. (c)	60,202	4,034,738
PMFG, Inc. (a)	2,024	13,196
RBC Bearings, Inc. (c)	3,889	247,263
Sun Hydraulics Corp.	4,337	174,651
Tecumseh Products Co. (a)	1,527	4,886
TriMas Corp. (a)(c)	7,780	242,191
Twin Disc, Inc.	1,895	43,358
Westport Innovations, Inc. (a)(c)	9,232	43,575
Woodward, Inc. (c)	11,410	589,669
		9,594,191
Marine - 0.0%
Diana Containerships, Inc.	12,243	27,302
DryShips, Inc. (c)	122,082	159,927
Euroseas Ltd. (a)	2,727	2,536
Knightsbridge Shipping Ltd. (c)	3,986	22,760
Paragon Shipping, Inc. Class A (a)	5,459	17,687
Rand Logistics, Inc. (a)(c)	1,744	7,552
Seanergy Martime Holdings Corp. (a)	799	999
Star Bulk Carriers Corp. (a)(c)	20,152	167,463
Ultrapetrol (Bahamas) Ltd. (a)(c)	25,032	58,825
		465,051
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(c)	3,873	142,333
Acacia Research Corp. (c)	9,056	172,245
Advisory Board Co. (a)(c)	6,192	263,779
Barrett Business Services, Inc.	1,095	23,893
Corp. Resources Services, Inc. (a)(c)	25,367	30,440
CRA International, Inc. (a)	1,883	56,019
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc.	3,243	$ 246,663
Heidrick & Struggles International, Inc.	3,452	69,109
Hudson Global, Inc. (a)	2,817	7,902
Huron Consulting Group, Inc. (a)	4,152	287,152
ICF International, Inc. (a)	3,858	149,613
Kelly Services, Inc. Class A (non-vtg.)	6,585	101,672
Kforce, Inc.	6,175	144,125
Lightbridge Corp. (a)	2,205	4,520
Odyssey Marine Exploration, Inc. (a)(c)	6,577	7,761
Paylocity Holding Corp. (a)(c)	8,499	247,236
Pendrell Corp. (a)	43,183	60,888
RCM Technologies, Inc. (a)	2,327	18,779
Resources Connection, Inc.	6,337	96,132
RPX Corp. (a)	8,499	111,507
Verisk Analytics, Inc. (a)	28,530	1,768,289
VSE Corp.	787	42,356
		4,052,413
Road & Rail - 0.6%
AMERCO	3,367	936,699
ArcBest Corp.	4,853	210,717
Avis Budget Group, Inc. (a)	18,223	1,096,113
Covenant Transport Group, Inc. Class A (a)	1,650	43,362
Heartland Express, Inc.	14,474	383,995
J.B. Hunt Transport Services, Inc. (c)	19,823	1,635,992
Landstar System, Inc. (c)	7,789	626,080
Marten Transport Ltd.	4,918	105,737
Old Dominion Freight Lines, Inc. (a)	14,864	1,204,579
P.A.M. Transportation Services, Inc. (a)	1,209	54,937
Patriot Transportation Holding, Inc. (a)	1,979	74,569
Providence & Worcester Railroad Co.	595	11,198
Quality Distribution, Inc. (a)	6,505	78,515
Saia, Inc. (a)(c)	4,286	237,744
Student Transportation, Inc.	13,725	87,379
U.S.A. Truck, Inc. (a)	1,701	34,003
Universal Truckload Services, Inc.	4,947	135,845
Werner Enterprises, Inc. (c)	11,822	366,718
YRC Worldwide, Inc. (a)(c)	5,925	142,259
		7,466,441
Trading Companies & Distributors - 0.3%
Aceto Corp.	4,463	93,723
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Beacon Roofing Supply, Inc. (a)(c)	8,994	$ 243,558
DXP Enterprises, Inc. (a)	2,685	157,771
Essex Rental Corp. (a)	2,219	2,796
Fastenal Co. (c)	50,669	2,290,239
General Finance Corp. (a)(c)	6,826	62,117
H&E Equipment Services, Inc.	5,796	202,860
HD Supply Holdings, Inc. (a)	32,815	954,260
Houston Wire & Cable Co.	3,327	42,652
Lawson Products, Inc. (a)	1,231	28,042
Rush Enterprises, Inc.:
Class A (a)(c)	6,253	219,355
Class B (a)	1,472	44,528
Stock Building Supply Holdings, Inc. (a)	4,713	75,455
Titan Machinery, Inc. (a)(c)	3,266	41,903
Willis Lease Finance Corp. (a)	1,056	23,010
		4,482,269
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	1,313	48,016
TOTAL INDUSTRIALS		56,270,687
INFORMATION TECHNOLOGY - 47.9%
Communications Equipment - 4.5%
ADTRAN, Inc. (c)	8,441	176,332
Alliance Fiber Optic Products, Inc. (c)	2,981	37,799
Applied Optoelectronics, Inc. (a)(c)	2,449	26,572
Arris Group, Inc. (a)	25,338	754,312
Aruba Networks, Inc. (a)(c)	17,734	331,803
AudioCodes Ltd. (a)(c)	5,503	26,359
Aviat Networks, Inc. (a)	16,549	24,989
Bel Fuse, Inc.:
Class A	300	7,065
Class B (non-vtg.)	2,100	55,608
Black Box Corp.	2,605	60,384
Brocade Communications Systems, Inc.	73,940	836,261
CalAmp Corp. (a)(c)	5,975	111,673
Ceragon Networks Ltd. (a)(c)	5,140	5,551
Cisco Systems, Inc.	876,964	24,239,285
Clearfield, Inc. (a)(c)	1,913	25,060
ClearOne, Inc.	2,453	22,985
CommScope Holding Co., Inc. (a)	31,730	704,406
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Communications Systems, Inc.	2,071	$ 23,775
Comtech Telecommunications Corp.	2,432	96,526
Digi International, Inc. (a)	4,245	30,309
DragonWave, Inc. (a)(c)	15,246	15,999
EchoStar Holding Corp. Class A (a)	7,672	413,367
EMCORE Corp. (a)	3,920	20,384
Energous Corp. (c)	2,121	19,131
EXFO, Inc. (sub. vtg.) (a)	2,252	7,641
Extreme Networks, Inc. (a)	15,115	54,716
F5 Networks, Inc. (a)(c)	12,749	1,647,043
Finisar Corp. (a)(c)	17,418	296,977
Gilat Satellite Networks Ltd. (a)(c)	8,347	40,566
Harmonic, Inc. (a)(c)	20,278	141,946
Infinera Corp. (a)(c)	20,617	281,010
InterDigital, Inc. (c)	6,613	329,856
Ituran Location & Control Ltd. (c)	4,219	91,257
Ixia (a)	12,637	131,046
JDS Uniphase Corp. (a)(c)	39,442	526,156
KVH Industries, Inc. (a)	2,995	36,599
Meru Networks, Inc. (a)(c)	4,364	16,147
Mitel Networks Corp. (a)(c)	16,464	174,848
MRV Communications, Inc. (a)	1,761	16,835
NETGEAR, Inc. (a)(c)	7,418	257,553
Novatel Wireless, Inc. (a)	5,815	18,143
NumereX Corp. Class A (a)(c)	2,247	24,672
Oclaro, Inc. (a)(c)	14,231	25,616
Oplink Communications, Inc.	3,685	89,066
Parkervision, Inc. (a)(c)	10,867	11,193
PC-Tel, Inc.	2,538	20,888
Polycom, Inc. (a)	23,995	316,014
Procera Networks, Inc. (a)(c)	2,618	17,959
QUALCOMM, Inc.	286,700	20,900,430
Radware Ltd. (a)(c)	8,138	164,876
Riverbed Technology, Inc. (a)	27,337	565,192
ShoreTel, Inc. (a)	11,954	89,416
Sierra Wireless, Inc. (a)(c)	5,611	207,413
Silicom Ltd.	1,049	37,764
Sonus Networks, Inc. (a)	40,365	149,351
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	36,594	460,718
Tessco Technologies, Inc.	1,777	49,614
Ubiquiti Networks, Inc. (c)	15,146	437,719
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
UTStarcom Holdings Corp. (a)	4,655	$ 12,615
ViaSat, Inc. (a)(c)	7,886	522,842
Westell Technologies, Inc. Class A (a)	3,694	4,839
Wi-Lan, Inc.	18,442	58,382
xG Technology, Inc. (a)	4,785	6,412
Zhone Technologies, Inc. (a)(c)	5,132	11,136
		56,318,401
Electronic Equipment & Components - 1.0%
Acorn Energy, Inc. (a)	1,217	1,217
Agilysys, Inc. (a)	3,902	47,917
CDW Corp.	29,459	1,033,422
China BAK Battery, Inc. (a)	782	2,205
Chyronhego Corp. (a)	3,587	10,044
ClearSign Combustion Corp. (a)(c)	1,890	14,837
Cognex Corp. (a)(c)	15,271	621,682
Coherent, Inc. (a)	4,841	267,998
Control4 Corp. (a)	4,133	62,326
CUI Global, Inc. (a)	5,386	39,910
Daktronics, Inc.	7,649	91,253
Deswell Industries, Inc.	1,530	3,381
Digital Ally, Inc. (a)	179	2,391
DTS, Inc. (a)	2,719	87,688
Echelon Corp. (a)	3,399	6,152
Elecsys Corp. (a)	772	13,417
Electro Rent Corp.	3,871	54,000
Electro Scientific Industries, Inc.	4,034	28,924
FARO Technologies, Inc. (a)	2,683	147,377
FEI Co.	7,026	601,707
Flextronics International Ltd. (a)	101,120	1,121,421
FLIR Systems, Inc.	24,085	764,217
Frequency Electronics, Inc. (a)	801	8,531
GSI Group, Inc. (a)	6,612	83,840
Hollysys Automation Technologies Ltd. (a)(c)	10,860	277,039
I. D. Systems Inc. (a)	2,220	14,186
Identiv, Inc. (a)	1,086	12,543
II-VI, Inc. (a)	12,345	163,818
Insight Enterprises, Inc. (a)	6,691	156,770
IPG Photonics Corp. (a)(c)	8,838	637,131
Itron, Inc. (a)(c)	7,084	286,194
KEY Tronic Corp. (a)	2,433	19,999
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Kimball Electronics, Inc. (a)	6,375	$ 70,125
Littelfuse, Inc.	3,888	373,753
LoJack Corp. (a)	1,208	3,286
LRAD Corp. (a)	5,254	14,449
Magal Security Systems Ltd. (a)	1,252	6,736
Maxwell Technologies, Inc. (a)(c)	4,281	44,051
Mercury Systems, Inc. (a)	5,438	70,259
Mesa Laboratories, Inc.	474	34,939
MicroVision, Inc. (a)(c)	15,058	27,180
MOCON, Inc.	740	12,617
MTS Systems Corp.	2,961	196,403
Multi-Fineline Electronix, Inc. (a)	4,768	48,252
Napco Security Technolgies, Inc. (a)	2,823	12,873
National Instruments Corp.	22,514	724,726
Neonode, Inc. (a)(c)	3,560	8,722
NetList, Inc. (a)	1,689	1,351
Newport Corp. (a)	7,350	129,434
Orbotech Ltd. (a)	6,992	103,552
OSI Systems, Inc. (a)	3,200	225,824
PC Connection, Inc.	4,360	97,533
PC Mall, Inc. (a)	1,383	13,346
Perceptron, Inc.	784	7,879
Planar Systems, Inc. (a)	3,615	27,004
Plexus Corp. (a)	7,105	277,166
RadiSys Corp. (a)	1,899	4,558
Research Frontiers, Inc. (a)(c)	3,992	20,239
Richardson Electronics Ltd.	1,588	16,071
RMG Networks Holding Corp. (a)	2,029	2,739
Rofin-Sinar Technologies, Inc. (a)	5,148	138,584
Sanmina Corp. (a)	14,200	349,320
ScanSource, Inc. (a)	4,897	190,297
Speed Commerce, Inc. (a)(c)	10,191	30,267
Supercom Ltd. (a)	1,796	21,372
Tech Data Corp. (a)(c)	6,814	424,717
Trimble Navigation Ltd. (a)	43,928	1,235,475
TTM Technologies, Inc. (a)(c)	15,075	101,907
Uni-Pixel, Inc. (a)	1,194	7,558
Universal Display Corp. (a)(c)	8,124	225,360
Viasystems Group, Inc. (a)	3,914	61,176
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Wayside Technology Group, Inc.	667	$ 11,846
Zebra Technologies Corp. Class A (a)	8,773	641,745
		12,698,228
Internet Software & Services - 11.2%
21Vianet Group, Inc. ADR (a)	8,557	161,043
Actua Corp. (a)(c)	7,863	132,570
Akamai Technologies, Inc. (a)	30,661	1,981,007
Angie's List, Inc. (a)(c)	11,010	65,399
Autobytel, Inc. (a)	1,168	12,416
Baidu.com, Inc. sponsored ADR (a)	47,369	11,610,616
Bazaarvoice, Inc. (a)(c)	11,799	86,841
Benefitfocus, Inc. (a)(c)	4,201	113,805
Blucora, Inc. (a)(c)	7,345	104,372
Borderfree, Inc. (a)(c)	4,776	47,808
Brightcove, Inc. (a)	5,896	36,142
BroadVision, Inc. (a)	599	4,073
Carbonite, Inc. (a)	4,674	54,639
China Finance Online Co. Ltd. ADR (a)(c)	2,033	14,699
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,073	21,020
Cimpress NV (a)(c)	5,586	374,765
comScore, Inc. (a)	5,535	243,374
Constant Contact, Inc. (a)(c)	5,188	169,544
Conversant, Inc. (a)(c)	10,852	380,037
Cornerstone OnDemand, Inc. (a)(c)	9,257	294,095
CoStar Group, Inc. (a)(c)	5,534	942,219
Criteo SA sponsored ADR (c)	7,360	297,197
Cyren Ltd. (a)(c)	3,908	6,018
DealerTrack Holdings, Inc. (a)(c)	8,965	422,789
Digital River, Inc. (a)	5,906	149,953
E2open, Inc. (a)(c)	4,553	30,642
EarthLink Holdings Corp.	16,402	72,005
eBay, Inc. (a)(c)	212,329	11,652,616
eGain Communications Corp. (a)(c)	3,510	18,041
Endurance International Group Holdings, Inc. (a)(c)	21,718	360,953
Equinix, Inc.	9,279	2,107,910
Facebook, Inc. Class A (a)	382,824	29,745,425
Five9, Inc. (c)	7,472	32,952
GigaMedia Ltd. (a)	5,039	5,089
Global Eagle Entertainment, Inc. (a)(c)	13,192	174,926
Gogo, Inc. (a)(c)	15,030	237,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	49,455	$ 27,154,751
Class C (a)	56,854	30,805,203
HomeAway, Inc. (a)(c)	16,562	519,384
IAC/InterActiveCorp	13,089	854,450
Internap Network Services Corp. (a)	8,720	69,150
iPass, Inc. (a)	4,991	6,888
j2 Global, Inc. (c)	8,125	459,388
Jiayuan.com International Ltd. sponsored ADR	1,386	6,694
Ku6 Media Co. Ltd. sponsored ADR (a)(c)	2,051	2,318
Limelight Networks, Inc. (a)	18,128	49,489
Liquidity Services, Inc. (a)	4,312	45,319
LiveDeal, Inc. (a)	1,819	5,548
LivePerson, Inc. (a)	9,184	118,841
LogMeIn, Inc. (a)(c)	3,858	195,099
Marchex, Inc. Class B	4,496	16,320
Marketo, Inc. (a)(c)	7,273	232,445
MeetMe, Inc. (a)	4,787	8,305
MercadoLibre, Inc. (c)	7,576	1,067,761
Net Element International, Inc. (a)(c)	9,087	14,448
NetEase, Inc. sponsored ADR (c)	12,763	1,348,666
NIC, Inc.	10,920	196,778
Perficient, Inc. (a)	5,589	96,746
Perion Network Ltd. (a)(c)	10,749	55,895
Points International Ltd. (a)	3,204	42,549
QuinStreet, Inc. (a)	11,402	51,651
RealNetworks, Inc. (a)	10,744	75,315
Reis, Inc.	2,133	53,666
Remark Media, Inc. (a)	1,698	8,269
Rightside Group Ltd. (a)	4,742	38,458
Rocket Fuel, Inc. (a)(c)	5,511	90,105
SciQuest, Inc. (a)(c)	4,338	64,680
Selectica, Inc. (a)	245	1,360
Sify Technologies Ltd. sponsored ADR	1,965	3,124
SINA Corp. (a)	11,202	425,116
Sohu.com, Inc. (a)	6,619	334,988
SPS Commerce, Inc. (a)	2,584	150,596
Stamps.com, Inc. (a)	3,036	143,451
Support.com, Inc. (a)	10,212	21,037
Synacor, Inc. (a)(c)	2,654	4,326
TechTarget, Inc. (a)	6,480	65,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TheStreet.com, Inc.	8,907	$ 19,774
Travelzoo, Inc. (a)	2,792	36,659
TrueCar, Inc. (c)	12,632	242,029
Tucows, Inc. (a)	1,777	31,524
United Online, Inc.	2,343	30,600
Unwired Planet, Inc. (a)	19,751	27,059
VeriSign, Inc. (a)(c)	21,598	1,298,040
Viggle, Inc. (a)(c)	2,471	8,599
Web.com Group, Inc. (a)(c)	9,147	155,225
WebMD Health Corp. (a)(c)	6,744	246,426
Weibo Corp. sponsored ADR (c)	2,816	50,547
Wix.com Ltd. (a)(c)	6,886	147,429
Xoom Corp. (a)(c)	6,300	88,263
Xunlei Ltd. sponsored ADR	788	6,832
Yahoo!, Inc. (a)	170,140	8,803,044
Yandex NV (a)	43,351	1,080,307
YY, Inc. ADR (a)(c)	5,495	420,093
Zillow, Inc. (a)(c)	5,904	698,797
Zix Corp. (a)	11,279	35,642
		140,495,819
IT Services - 2.1%
Acxiom Corp. (a)	13,473	256,391
Amdocs Ltd.	26,355	1,284,674
Automatic Data Processing, Inc.	81,842	7,008,949
Blackhawk Network Holdings, Inc. (a)	3,953	141,083
Blackhawk Network Holdings, Inc. (a)(c)	4,655	169,070
Cardtronics, Inc. (a)(c)	7,491	293,348
Cass Information Systems, Inc.	2,621	119,334
China Information Technology, Inc. (a)(c)	4,390	18,833
Cognizant Technology Solutions Corp. Class A (a)	103,815	5,604,972
Computer Task Group, Inc.	3,669	34,195
CSG Systems International, Inc.	5,739	144,164
Datalink Corp. (a)	3,140	38,371
Edgewater Technology, Inc. (a)	1,090	8,339
Euronet Worldwide, Inc. (a)	8,830	512,758
ExlService Holdings, Inc. (a)	5,228	146,541
Fiserv, Inc. (a)	41,978	3,001,007
Forrester Research, Inc.	3,548	140,891
Hackett Group, Inc.	6,888	61,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGATE Corp. (a)(c)	10,127	$ 374,193
Information Services Group, Inc.	4,653	18,426
Innodata, Inc. (a)	1,720	4,954
InterCloud Systems, Inc. (a)	1,008	3,659
Jack Henry & Associates, Inc.	13,815	849,070
JetPay Corp. (a)	3,116	6,263
Lionbridge Technologies, Inc. (a)	13,506	68,475
ManTech International Corp. Class A	3,605	108,583
Mattersight Corp. (a)(c)	6,325	37,507
ModusLink Global Solutions, Inc. (a)(c)	7,178	23,759
MoneyGram International, Inc. (a)	7,935	68,400
NCI, Inc. Class A (a)	868	10,407
Newtek Business Services Corp. (a)	1,502	21,449
Paychex, Inc. (c)	62,475	2,961,940
PFSweb, Inc. (a)	1,898	20,726
Planet Payment, Inc. (a)	8,683	14,066
PRG-Schultz International, Inc. (a)	9,669	50,279
QIWI PLC Class B sponsored ADR	6,624	184,412
Sabre Corp. (c)	45,230	847,610
Sapient Corp. (a)(c)	23,918	590,775
ServiceSource International, Inc. (a)(c)	13,774	56,060
Sykes Enterprises, Inc. (a)	7,729	179,081
Syntel, Inc. (a)	14,329	637,641
Sysorex Global Holdings Corp. (a)	2,625	3,150
Teletech Holdings, Inc. (a)	8,301	193,994
Virtusa Corp. (a)	4,778	191,454
		26,510,487
Semiconductors & Semiconductor Equipment - 8.3%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	8,759
Advanced Energy Industries, Inc. (a)	7,520	153,634
Aixtron AG sponsored ADR (a)	770	9,055
Alpha & Omega Semiconductor Ltd. (a)	4,993	42,840
Altera Corp.	51,959	1,954,698
Ambarella, Inc. (a)(c)	4,838	266,090
Amkor Technology, Inc. (a)	42,148	281,970
Amtech Systems, Inc. (a)	1,735	15,389
ANADIGICS, Inc. (a)(c)	5,180	4,152
Analog Devices, Inc.	53,187	2,906,138
Applied Materials, Inc.	207,857	4,998,961
Applied Micro Circuits Corp. (a)(c)	15,381	90,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR (c)	21,801	$ 933,955
Ascent Solar Technologies, Inc. (a)	198	333
ASM International NV (depositary receipt)	565	23,561
ASML Holding NV	13,966	1,475,927
Atmel Corp. (a)	72,665	574,780
Audience, Inc. (a)(c)	4,097	14,258
Avago Technologies Ltd.	43,037	4,019,656
Axcelis Technologies, Inc. (a)	15,551	33,435
AXT, Inc. (a)	2,879	7,399
Broadcom Corp. Class A	92,188	3,976,068
Brooks Automation, Inc.	11,534	135,063
BTU International, Inc. (a)	667	1,954
Cabot Microelectronics Corp. (a)	3,961	187,355
Camtek Ltd. (a)	4,082	12,613
Canadian Solar, Inc. (a)(c)	9,006	218,756
Cascade Microtech, Inc. (a)	2,096	29,030
Cavium, Inc. (a)(c)	9,187	519,984
Ceva, Inc. (a)	2,635	45,348
China Sunergy Co. Ltd. ADR (a)	811	1,298
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	4,551	94,843
Cirrus Logic, Inc. (a)(c)	9,918	181,400
Cohu, Inc.	4,144	47,449
Cree, Inc. (a)(c)	20,169	732,941
CVD Equipment Corp. (a)	958	13,719
Cypress Semiconductor Corp. (c)	24,522	259,933
Diodes, Inc. (a)	7,769	206,578
DSP Group, Inc. (a)	2,840	30,729
Entegris, Inc. (a)	25,080	337,828
Entropic Communications, Inc. (a)	15,161	36,083
EZchip Semiconductor Ltd. (a)(c)	5,391	103,938
Fairchild Semiconductor International, Inc. (a)(c)	21,397	345,134
First Solar, Inc. (a)(c)	17,572	857,514
FormFactor, Inc. (a)	10,975	88,239
GSI Technology, Inc. (a)	3,580	18,652
Hanwha Solarone Co. Ltd. ADR (a)(c)	12,262	20,723
Himax Technologies, Inc. sponsored ADR	19,583	133,556
Ikanos Communications, Inc. (a)	7,650	2,586
Ikanos Communications, Inc. rights (a)	7,650	0
Integrated Device Technology, Inc. (a)(c)	25,251	471,184
Integrated Silicon Solution, Inc.	5,273	76,300
Intel Corp. (c)	846,256	31,523,036
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intermolecular, Inc. (a)(c)	4,427	$ 9,562
Intersil Corp. Class A	23,040	302,054
IXYS Corp.	6,023	68,843
JA Solar Holdings Co. Ltd. ADR (a)(c)	5,866	50,917
KLA-Tencor Corp.	28,146	1,954,458
Kopin Corp. (a)	11,693	39,873
Kulicke & Soffa Industries, Inc. (a)	15,712	219,654
Lam Research Corp.	27,622	2,282,682
Lattice Semiconductor Corp. (a)	18,310	119,931
Linear Technology Corp. (c)	40,205	1,850,636
M/A-COM Technology Solutions Holdings, Inc. (a)	8,856	219,894
Marvell Technology Group Ltd.	87,915	1,258,943
Mattson Technology, Inc. (a)	14,743	38,627
Maxim Integrated Products, Inc.	49,051	1,450,438
Mellanox Technologies Ltd. (a)(c)	7,736	329,940
Micrel, Inc.	9,220	120,321
Microchip Technology, Inc. (c)	34,687	1,566,118
Micron Technology, Inc. (a)(c)	183,354	6,591,576
Microsemi Corp. (a)(c)	16,931	460,523
MKS Instruments, Inc.	9,786	356,602
Monolithic Power Systems, Inc.	6,853	329,835
MoSys, Inc. (a)(c)	4,925	9,111
Nanometrics, Inc. (a)	7,546	111,983
Nova Measuring Instruments Ltd. (a)	5,479	58,132
NVE Corp. (a)	989	69,804
NVIDIA Corp.	92,277	1,935,049
NXP Semiconductors NV (a)(c)	40,844	3,178,072
O2Micro International Ltd. sponsored ADR (a)	3,450	7,935
Omnivision Technologies, Inc. (a)	9,449	273,171
ON Semiconductor Corp. (a)	77,667	701,333
PDF Solutions, Inc. (a)	6,279	83,197
Peregrine Semiconductor Corp. (a)	6,935	86,341
Pericom Semiconductor Corp. (a)	4,423	56,216
Photronics, Inc. (a)(c)	8,213	74,081
Pixelworks, Inc. (a)(c)	3,092	14,903
PMC-Sierra, Inc. (a)	35,986	293,286
Power Integrations, Inc.	5,605	281,147
QuickLogic Corp. (a)(c)	8,825	26,652
Rambus, Inc. (a)(c)	20,162	238,920
RF Micro Devices, Inc. (a)(c)	49,328	720,682
Rubicon Technology, Inc. (a)	3,052	15,687
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SemiLEDs Corp. (a)	2,000	$ 1,010
Semtech Corp. (a)	12,182	310,154
Sigma Designs, Inc. (a)	5,402	24,633
Silicon Image, Inc. (a)	16,470	91,079
Silicon Laboratories, Inc. (a)	7,216	327,246
Silicon Motion Technology Corp. sponsored ADR	6,369	148,780
Siliconware Precision Industries Co. Ltd. sponsored ADR (c)	8,286	61,399
Skyworks Solutions, Inc.	32,402	2,186,163
SunEdison Semiconductor Ltd. (c)	8,063	151,584
SunPower Corp. (a)(c)	22,749	640,612
Synaptics, Inc. (a)(c)	6,309	397,404
Tessera Technologies, Inc.	8,998	307,552
Texas Instruments, Inc. (c)	182,499	9,931,596
Tower Semiconductor Ltd. (a)(c)	2,737	35,198
TriQuint Semiconductor, Inc. (a)	30,720	748,646
Ultra Clean Holdings, Inc. (a)	4,578	39,783
Ultratech, Inc. (a)(c)	4,891	95,228
Veeco Instruments, Inc. (a)(c)	6,884	257,530
Vimicro International Corp. sponsored ADR (a)(c)	3,988	29,990
Vitesse Semiconductor Corp. (a)	10,824	35,936
Xcerra Corp. (a)	11,454	91,747
Xilinx, Inc.	46,101	2,094,829
		104,390,954
Software - 9.7%
ACI Worldwide, Inc. (a)(c)	19,948	387,989
Activision Blizzard, Inc.	123,046	2,663,946
Actuate Corp. (a)	9,005	32,418
Adobe Systems, Inc. (a)	85,224	6,279,304
Advent Software, Inc.	9,266	292,157
Allot Communications Ltd. (a)(c)	6,941	65,592
American Software, Inc. Class A	7,028	63,744
ANSYS, Inc. (a)	15,695	1,310,846
Aspen Technology, Inc. (a)	15,441	582,743
Attunity Ltd. (a)	1,304	12,375
Autodesk, Inc. (a)	39,005	2,418,310
Aware, Inc.	5,225	23,042
Blackbaud, Inc.	8,049	341,600
BluePhoenix Solutions Ltd. (a)	284	988
Bottomline Technologies, Inc. (a)(c)	6,847	167,888
BroadSoft, Inc. (a)	5,137	138,545
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CA Technologies, Inc.	76,174	$ 2,372,820
Cadence Design Systems, Inc. (a)(c)	50,022	943,915
Callidus Software, Inc. (a)	9,124	145,710
CDK Global, Inc.	26,995	1,027,700
Changyou.com Ltd. (A Shares) ADR (a)	2,014	46,725
Check Point Software Technologies Ltd. (a)(c)	32,395	2,504,457
China Mobile Games & Entertainment Group Ltd. ADR (a)(c)	2,307	59,013
Cimatron Ltd. (a)	2,212	19,178
Citrix Systems, Inc. (a)(c)	28,124	1,864,902
ClickSoftware Technologies Ltd. (a)	5,421	41,145
CommVault Systems, Inc. (a)	7,746	366,386
Compuware Corp.	37,492	386,917
Comverse, Inc. (a)	4,907	98,385
Concur Technologies, Inc. (a)(c)	9,757	1,256,799
CounterPath Corp. (a)	9,524	7,714
Covisint Corp. (a)(c)	9,689	22,285
CyberArk Software Ltd. (a)(c)	5,000	206,600
Datawatch Corp. (a)(c)	1,145	10,431
Descartes Systems Group, Inc. (a)	12,408	186,635
Digimarc Corp. (c)	1,317	31,832
Ebix, Inc. (c)	6,153	99,740
Electronic Arts, Inc. (a)	53,435	2,347,400
EnerNOC, Inc. (a)(c)	4,551	66,399
Envivio, Inc. (a)(c)	4,709	7,534
EPIQ Systems, Inc.	5,614	86,119
ePlus, Inc. (a)	1,288	88,666
Evolving Systems, Inc.	1,208	11,790
FalconStor Software, Inc. (a)	4,107	4,271
FireEye, Inc. (a)(c)	24,991	756,977
Fortinet, Inc. (a)	28,553	786,921
Glu Mobile, Inc. (a)(c)	16,421	60,019
Guidance Software, Inc. (a)(c)	5,863	34,181
Idreamsky Technology Ltd. ADR	1,917	40,717
Informatica Corp. (a)	19,217	699,114
Interactive Intelligence Group, Inc. (a)(c)	3,754	169,793
Intuit, Inc.	48,346	4,538,239
Jive Software, Inc. (a)	10,905	64,340
Kofax Ltd. (a)(c)	15,314	102,604
KongZhong Corp. sponsored ADR	5,761	37,677
Liquid Holdings Group, Inc. (a)	5,292	6,139
Magic Software Enterprises Ltd.	6,571	47,048
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Majesco Entertainment Co. (a)	484	$ 310
Mandalay Digital Group, Inc. (a)(c)	8,273	25,315
Manhattan Associates, Inc. (a)	12,832	507,634
Materialise NV ADR (a)	1,990	20,258
Mentor Graphics Corp.	19,715	437,870
Microsoft Corp.	1,409,164	67,372,131
MicroStrategy, Inc. Class A (a)	1,600	274,784
Mitek Systems, Inc. (a)(c)	2,622	9,072
MobileIron, Inc. (c)	11,774	109,145
Monotype Imaging Holdings, Inc.	6,672	184,414
Net 1 UEPS Technologies, Inc. (a)	9,695	118,861
NetScout Systems, Inc. (a)(c)	7,264	277,122
NetSol Technologies, Inc. (a)(c)	525	2,221
NICE Systems Ltd. sponsored ADR	6,729	317,811
Nuance Communications, Inc. (a)(c)	53,703	812,526
Open Text Corp.	21,066	1,246,827
Parametric Technology Corp. (a)	19,980	780,619
Park City Group, Inc. (a)(c)	3,147	28,827
Pegasystems, Inc.	13,943	291,688
Perfect World Co. Ltd. sponsored ADR Class B (c)	7,083	129,265
Progress Software Corp. (a)	9,452	243,767
Proofpoint, Inc. (a)(c)	7,086	307,674
QAD, Inc. Class A	2,149	42,163
Qlik Technologies, Inc. (a)	15,268	470,712
Qualys, Inc. (a)(c)	5,601	198,779
RealPage, Inc. (a)	13,730	282,289
Rovi Corp. (a)	16,485	367,286
Sapiens International Corp. NV (a)(c)	8,028	59,568
SeaChange International, Inc. (a)	5,960	39,992
Shanda Games Ltd. sponsored ADR (a)	13,838	90,639
Sky-mobi Ltd. ADR (a)	1,678	8,692
Smith Micro Software, Inc. (a)	2,943	2,972
Sonic Foundry, Inc. (a)	478	3,967
Sphere 3D Corp. (a)	5,365	41,991
Splunk, Inc. (a)	20,530	1,377,563
SS&C Technologies Holdings, Inc.	14,024	708,913
Sungy Mobile Ltd. ADR (c)	1,283	7,454
Symantec Corp.	117,783	3,072,958
Synchronoss Technologies, Inc. (a)(c)	7,033	301,223
Synopsys, Inc. (a)	26,272	1,139,942
Take-Two Interactive Software, Inc. (a)(c)	13,800	381,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Tangoe, Inc. (a)(c)	6,435	$ 83,687
TeleCommunication Systems, Inc. Class A (a)	10,752	33,009
TeleNav, Inc. (a)	6,999	48,503
The9 Ltd. sponsored ADR (a)	1,168	2,429
TIBCO Software, Inc. (a)	28,196	677,550
TigerLogic Corp. (a)	4,013	3,251
TiVo, Inc. (a)	21,705	264,367
Top Image Systems Ltd. (a)	2,532	8,533
Tubemogul, Inc. (a)(c)	4,472	71,373
Ultimate Software Group, Inc. (a)(c)	5,016	738,556
Varonis Systems, Inc. (c)	3,817	90,845
Vasco Data Security International, Inc. (a)	6,963	207,497
Verint Systems, Inc. (a)	10,360	623,568
Voltari Corp. (a)	320	387
Vringo, Inc. (a)	14,917	14,496
Wave Systems Corp. Class A (a)	8,768	9,031
Yodlee, inc.	5,354	63,338
Zynga, Inc. (a)	135,268	351,697
		121,825,793
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	1,023,931	121,776,084
Astro-Med, Inc.	800	11,560
BlackBerry Ltd. (a)(c)	88,401	918,487
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,264
Concurrent Computer Corp.	867	6,260
Cray, Inc. (a)(c)	7,154	240,231
Dot Hill Systems Corp. (a)	8,837	41,180
Electronics for Imaging, Inc. (a)(c)	9,137	406,140
Hutchinson Technology, Inc. (a)	4,355	15,417
Immersion Corp. (a)	4,526	39,240
Intevac, Inc. (a)	3,335	23,679
Logitech International SA (c)	28,966	431,014
NetApp, Inc. (c)	54,489	2,318,507
On Track Innovations Ltd. (a)(c)	5,512	9,701
Overland Storage, Inc. (c)	4,478	16,793
QLogic Corp. (a)	15,747	181,720
Qumu Corp. (a)	1,799	22,757
SanDisk Corp. (c)	38,350	3,967,691
Seagate Technology LLC (c)	55,885	3,694,557
Silicon Graphics International Corp. (a)(c)	8,041	77,274
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Smart Technologies, Inc. Class A (a)(c)	3,897	$ 5,612
Stratasys Ltd. (a)(c)	8,571	873,985
Super Micro Computer, Inc. (a)	7,645	254,426
Transact Technologies, Inc.	1,837	9,938
U.S.A. Technologies, Inc. (a)(c)	9,132	14,429
Western Digital Corp.	39,918	4,122,332
		139,481,278
TOTAL INFORMATION TECHNOLOGY		601,720,960
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	5,359	205,035
Advanced Emissions Solutions, Inc. (a)	3,149	62,980
Balchem Corp. (c)	5,420	352,300
Burcon NutraScience Corp. (a)	2,165	4,885
Codexis, Inc. (a)	11,313	25,454
ForceField Energy, Inc. (a)(c)	2,236	14,266
Fuwei Films Holdings Co. Ltd. (a)	926	880
Gulf Resources, Inc. (a)	3,255	3,906
Hawkins, Inc.	2,297	90,594
Innophos Holdings, Inc.	3,568	192,957
Innospec, Inc.	3,951	169,340
Landec Corp. (a)	4,963	65,214
Marrone Bio Innovations, Inc. (a)(c)	3,015	7,266
Metabolix, Inc. (a)(c)	2,402	1,321
Methanex Corp.	16,489	852,641
Northern Technologies International Corp. (a)	492	11,705
Penford Corp. (a)	2,357	44,642
Rentech, Inc. (a)	54,673	70,528
Senomyx, Inc. (a)(c)	5,739	33,401
Sigma Aldrich Corp.	20,186	2,757,408
		4,966,723
Construction Materials - 0.0%
Caesarstone Sdot-Yam Ltd.	6,122	379,564
China Advanced Construction Materials Group, Inc. (a)	135	757
U.S. Concrete, Inc. (a)(c)	2,986	84,265
United States Lime & Minerals, Inc.	1,018	69,428
		534,014
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	833	$ 37,260
Silgan Holdings, Inc.	10,483	528,972
UFP Technologies, Inc. (a)	1,423	31,078
		597,310
Metals & Mining - 0.3%
Century Aluminum Co. (a)	15,163	419,257
China Gerui Adv Mat Group Ltd. (a)	582	1,286
China Natural Resources, Inc. (a)	3,570	11,424
Globe Specialty Metals, Inc.	13,566	235,099
Handy & Harman Ltd. (a)	2,127	79,316
Haynes International, Inc.	2,125	95,391
Horsehead Holding Corp. (a)(c)	8,375	130,818
Kaiser Aluminum Corp.	3,432	249,781
Olympic Steel, Inc.	2,602	42,309
Pan American Silver Corp. (c)	24,529	229,591
Randgold Resources Ltd. sponsored ADR (c)	8,012	518,216
Royal Gold, Inc. (c)	11,165	710,987
Schnitzer Steel Industries, Inc. Class A	5,065	115,482
Silver Standard Resources, Inc. (a)	11,779	61,133
Steel Dynamics, Inc.	41,479	934,937
Sutor Technology Group Ltd. (a)	5,943	4,041
Synalloy Corp.	766	13,137
Universal Stainless & Alloy Products, Inc. (a)	1,309	31,913
		3,884,118
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(c)	11,247	149,473
Pope Resources, Inc. LP	578	37,749
		187,222
TOTAL MATERIALS		10,169,387
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)	15,138	117,774
Alaska Communication Systems Group, Inc. (a)	3,895	4,986
Atlantic Tele-Network, Inc.	2,582	175,524
B Communications Ltd. (c)	6,305	120,552
Cogent Communications Group, Inc. (c)	8,062	285,556
Consolidated Communications Holdings, Inc. (c)	8,886	243,565
FairPoint Communications, Inc. (a)	4,969	74,783
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.	172,956	$ 1,219,340
General Communications, Inc. Class A (a)	7,547	91,696
Hawaiian Telcom Holdco, Inc. (a)(c)	2,197	57,122
inContact, Inc. (a)(c)	9,328	77,049
Inteliquent, Inc.	5,914	108,936
Internet Gold Golden Lines Ltd. (a)	2,697	22,925
Iridium Communications, Inc. (a)(c)	17,323	165,435
Lumos Networks Corp.	4,321	71,469
magicJack VocalTec Ltd. (a)(c)	2,203	17,910
ORBCOMM, Inc. (a)	11,659	75,550
Towerstream Corp. (a)(c)	16,138	25,821
Windstream Holdings, Inc. (c)	103,778	1,049,196
		4,005,189
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	1,398	33,007
Boingo Wireless, Inc. (a)(c)	5,424	43,175
Leap Wireless International, Inc. rights	9,737	24,537
NTELOS Holdings Corp.	2,909	24,436
Partner Communications Co. Ltd. ADR (a)	1,446	8,821
SBA Communications Corp. Class A (a)	21,901	2,664,695
Shenandoah Telecommunications Co.	4,151	122,994
Spok Holdings, Inc.	4,104	65,089
VimpelCom Ltd. sponsored ADR	285,950	1,501,238
Vodafone Group PLC sponsored ADR (c)	85,505	3,125,208
		7,613,200
TOTAL TELECOMMUNICATION SERVICES		11,618,389
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	5,603	246,588
Otter Tail Corp.	6,571	189,113
		435,701
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	25,955
RGC Resources, Inc.	598	12,881
		38,836
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (c)	13,434	378,839
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Pattern Energy Group, Inc.	8,351	$ 221,552
Terraform Power, Inc. (a)	5,739	190,248
		790,639
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,351
Cadiz, Inc. (a)(c)	2,286	25,923
Connecticut Water Service, Inc.	2,590	90,262
Consolidated Water Co., Inc. (c)	2,427	29,755
Middlesex Water Co.	3,525	77,691
Pure Cycle Corp. (a)(c)	3,377	17,898
York Water Co.	1,805	36,461
		290,341
TOTAL UTILITIES		1,555,517
TOTAL COMMON STOCKS (Cost $823,311,337)		1,241,654,768
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (d) (Cost $999,862)	$ 1,000,000	999,961
Money Market Funds - 20.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	30,137,410	30,137,410
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(e)	226,199,456	226,199,456
TOTAL MONEY MARKET FUNDS (Cost $256,336,866)		256,336,866
TOTAL INVESTMENT PORTFOLIO - 119.2% (Cost $1,080,648,065)		1,498,991,595
NET OTHER ASSETS (LIABILITIES) - (19.2)%		(241,288,647)
NET ASSETS - 100%		$ 1,257,702,948
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
175 CME E-mini NASDAQ 100 Index Contracts (United States)	Dec. 2014	$ 15,183,875	$ 706,237

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $535,979.
(e) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,527
Fidelity Securities Lending Cash Central Fund	928,578
Total	$ 941,105
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 217,950,760	$ 217,923,232	$ -	$ 27,528
Consumer Staples	48,316,900	48,316,900	-	-
Energy	11,429,035	11,429,035	-	-
Financials	79,766,829	79,762,282	-	4,547
Health Care	202,856,304	202,843,369	-	12,935
Industrials	56,270,687	56,270,687	-	-
Information Technology	601,720,960	601,720,960	-	-
Materials	10,169,387	10,169,387	-	-
Telecommunication Services	11,618,389	11,593,852	-	24,537
Utilities	1,555,517	1,555,517	-	-
U.S. Government and Government Agency Obligations	999,961	-	999,961	-
Money Market Funds	256,336,866	256,336,866	-	-
Total Investments in Securities:	$ 1,498,991,595	$ 1,497,922,087	$ 999,961	$ 69,547
Derivative Instruments:
Assets
Futures Contracts	$ 706,237	$ 706,237	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 706,237	$ -
Total Value of Derivatives	$ 706,237	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value (including securities loaned of $220,028,167) - See accompanying schedule: Unaffiliated issuers (cost $824,311,199)	$ 1,242,654,729
Fidelity Central Funds (cost $256,336,866)	256,336,866
Total Investments (cost $1,080,648,065)		$ 1,498,991,595
Cash		58,700
Foreign currency held at value (cost $6,289)		6,284
Receivable for investments sold		258,515
Receivable for fund shares sold		5,945,229
Dividends receivable		1,813,473
Distributions receivable from Fidelity Central Funds		123,497
Receivable for daily variation margin for derivative instruments		56,648
Prepaid expenses		2,465
Receivable from investment adviser for expense reductions		262,014
Other receivables		152,175
Total assets		1,507,670,595

Liabilities
Payable for investments purchased	$ 22,503,952
Payable for fund shares redeemed	501,063
Accrued management fee	237,324
Distribution and service plan fees payable	161,293
Other affiliated payables	150,187
Other payables and accrued expenses	214,372
Collateral on securities loaned, at value	226,199,456
Total liabilities		249,967,647

Net Assets		$ 1,257,702,948
Net Assets consist of:
Paid in capital		$ 824,734,721
Undistributed net investment income		10,467,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,451,068
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		419,049,689
Net Assets, for 19,702,108 shares outstanding		$ 1,257,702,948
Net Asset Value, offering price and redemption price per share ($1,257,702,948 ÷ 19,702,108 shares)		$ 63.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2014

Investment Income
Dividends		$ 10,988,207
Special dividends		2,097,970
Interest		463
Income from Fidelity Central Funds (including $928,578 from security lending)		941,105
Total income		14,027,745

Expenses
Management fee	$ 2,106,605
Transfer agent fees	1,218,345
Distribution and service plan fees	526,458
Licensing fees	526,458
Accounting and security lending fees	285,804
Custodian fees and expenses	30,408
Independent trustees' compensation	3,412
Registration fees	90,241
Audit	55,687
Legal	2,071
Miscellaneous	5,260
Total expenses before reductions	4,850,749
Expense reductions	(2,310,702)	2,540,047
Net investment income (loss)		11,487,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,374,243
Foreign currency transactions	(2,108)
Futures contracts	1,965,775
Total net realized gain (loss)		5,337,910
Change in net unrealized appreciation (depreciation) on: Investment securities	149,650,056
Assets and liabilities in foreign currencies	(77)
Futures contracts	309,351
Total change in net unrealized appreciation (depreciation)		149,959,330
Net gain (loss)		155,297,240
Net increase (decrease) in net assets resulting from operations		$ 166,784,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,487,698	$ 6,759,950
Net realized gain (loss)	5,337,910	10,216,744
Change in net unrealized appreciation (depreciation)	149,959,330	156,235,901
Net increase (decrease) in net assets resulting from operations	166,784,938	173,212,595
Distributions to shareholders from net investment income	(5,072,373)	(5,666,240)
Distributions to shareholders from net realized gain	(6,602,574)	-
Total distributions	(11,674,947)	(5,666,240)
Share transactions Proceeds from sales of shares	612,517,757	197,506,753
Reinvestment of distributions	11,227,000	5,480,595
Cost of shares redeemed	(210,286,372)	(163,016,889)
Net increase (decrease) in net assets resulting from share transactions	413,458,385	39,970,459
Redemption fees	218,973	79,074
Total increase (decrease) in net assets	568,787,349	207,595,888

Net Assets
Beginning of period	688,915,599	481,319,711
End of period (including undistributed net investment income of $10,467,470 and undistributed net investment income of $4,574,468, respectively)	$ 1,257,702,948	$ 688,915,599
Other Information Shares
Sold	10,551,644	4,256,272
Issued in reinvestment of distributions	212,454	138,877
Redeemed	(3,712,980)	(3,655,270)
Net increase (decrease)	7,051,118	739,879

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 40.41	$ 35.04	$ 33.35	$ 28.54
Income from Investment Operations
Net investment income (loss) B	.75E	.57	.44	.28	.22
Net realized and unrealized gain (loss)	9.54	13.95	5.19	1.63	4.73
Total from investment operations	10.29	14.52	5.63	1.91	4.95
Distributions from net investment income	(.40)	(.48)	(.27)	(.23)	(.15)
Distributions from net realized gain	(.52)	-	-	-	-
Total distributions	(.92)	(.48)	(.27)	(.23)	(.15)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.84	$ 54.46	$ 40.41	$ 35.04	$ 33.35
Total ReturnA	19.25%	36.39%	16.24%	5.74%	17.45%
Ratios to Average Net AssetsC, F
Expenses before reductions	.55%	.56%	.58%	.58%	.58%
Expenses net of fee waivers, if any	.29%	.33%	.35%	.35%	.35%
Expenses net of all reductions	.29%	.33%	.35%	.35%	.35%
Net investment income (loss)	1.31% E	1.23%	1.13%	.80%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,257,703	$ 688,916	$ 481,320	$ 311,128	$ 280,150
Portfolio turnover rateD	5%	14%	10%	12%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 455,467,342
Gross unrealized depreciation	(38,349,504)
Net unrealized appreciation (depreciation) on securities	$ 417,117,838

Tax Cost	$ 1,081,873,757

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,031,761
Undistributed long-term capital gain	$ 3,829,249
Net unrealized appreciation (depreciation) on securities and other investments	$ 417,117,760

The tax character of distributions paid was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$ 5,072,373	$ 5,666,240
Long-term Capital Gains	6,602,574	-
Total	$ 11,674,947	$ 5,666,240

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,965,775 and a change in net unrealized appreciation (depreciation) of $309,351 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $454,485,136 and $44,422,593, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

.06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,269 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $2,308,756.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,889.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity NASDAQ Composite Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/15/14	12/12/14	$0.496	$0.253

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2014, $4,346,329, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Nasdaq Composite Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and equal to the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.29% through January 31, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EIF-UANN-0115
1.795563.111

Fidelity®

Nasdaq Composite Index® Tracking Stock

Annual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	19.23%	134.30%	147.16%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	19.37%	135.53%	147.27%
Nasdaq Composite Index®	19.43%	136.57%	151.83%

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Nasdaq Composite Index Tracking Stock - NAV	19.23%	18.56%	9.47%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	19.37%	18.69%	9.48%

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Nasdaq Composite Index Tracking Stock - NAV on November 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near an all-time high for the 12 months ending November 30, 2014, supported by low interest rates and strong corporate profits. The large-cap S&P 500® Index gained 16.86%, clawing back from a late-period sell-off fueled by fears of a new global economic slump. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® advanced 19.43%, while the small-cap Russell 2000® Index returned a relatively lackluster 3.99% amid growth and valuation worries. Health care (+28%) was the top sector in the S&P 500®, spurred by the strong performance of the pharmaceuticals, biotechnology & life sciences industry. Information technology (+27%) and consumer staples (+18%) also contributed strongly to the index's advance. Conversely, energy (-5%) was the biggest laggard, reflecting a sharp drop in crude prices beginning in June, attributed to weaker demand and a U.S. supply boom driven by shale drilling. Volatility was tame for much of the period, although it spiked to a three-year high in October amid growth concerns, Ebola fears and unrest in Syria, Iraq and Ukraine. Yet stocks proved resilient and gained in mid-October, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Nasdaq Composite Index® Tracking Stock: For the year, the exchange-traded fund's (ETF) net asset value added 19.23%, roughly in line with the benchmark, while the ETF's market price rose 19.37% over the same time frame. Many of the fund's top contributors were information technology stocks, led by Apple, the largest weighting in the index. This maker of mobile devices and personal computers saw its shares return 53% for the 12-month period. Various other technology stocks also lifted results, such as semiconductor manufacturer Intel, social-media giant Facebook and software maker Microsoft. In health care, biotechnology firms Amgen and Gilead Sciences further added value. In contrast, consumer discretionary stocks lagged the benchmark, with an especially poor showing from online retailer Amazon.com, which struggled on weaker-than-expected earnings. VimpelCom, a Netherlands-based and Bermuda-listed telecommunication services company that is Russia's third-largest mobile communications provider, encountered a variety of business challenges. Internet search leader Google was also a meaningful detractor; the stock fell only modestly, but the performance impact was large because the stock was the third-largest weighting in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended November 30, 2014

From December 1, 2009 to November 30, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	474	37.68%	502	39.90%
25 - <50	97	7.71%	85	6.76%
50 - <75	33	2.62%	20	1.59%
75 - <100	18	1.44%	7	0.56%
100 or above	12	0.95%	10	0.79%
Total	634	50.40%	624	49.60%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period * June 1, 2014 to November 30, 2014
Actual	.21%	$ 1,000.00	$ 1,135.80	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,024.02	$ 1.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	8.8
Microsoft Corp.	5.4	5.3
Intel Corp.	2.6	2.1
Google, Inc. Class C	2.5	2.5
Facebook, Inc. Class A	2.4	2.0
Google, Inc. Class A	2.2	2.5
Amazon.com, Inc.	2.2	2.3
Gilead Sciences, Inc.	2.1	2.0
Cisco Systems, Inc.	2.0	2.0
Amgen, Inc.	1.8	1.4
	33.0
Market Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.4	47.3
Consumer Discretionary	17.5	18.7
Health Care	16.3	14.9
Financials	6.4	6.9
Industrials	4.5	4.9
Consumer Staples	3.9	3.9
Telecommunication Services	1.0	1.1
Energy	0.9	1.3
Materials	0.8	0.8
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks I00% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.3%
China Automotive Systems, Inc.	1,626	$ 12,683
China XD Plastics Co. Ltd. (a)	2,500	14,200
Dorman Products, Inc. (a)(d)	2,481	117,426
Federal-Mogul Corp. Class A (a)	9,929	154,098
Fox Factory Holding Corp. (a)	2,289	31,382
Fuel Systems Solutions, Inc. (a)	1,308	12,910
Gentex Corp.	9,226	328,077
Gentherm, Inc. (a)	2,290	86,310
Motorcar Parts of America, Inc. (a)	815	27,506
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,535	5,019
Remy International, Inc. (d)	2,576	47,398
Shiloh Industries, Inc. (a)	1,325	21,465
SORL Auto Parts, Inc. (a)	1,176	4,833
Spartan Motors, Inc.	2,687	13,462
Strattec Security Corp.	241	25,006
Sypris Solutions, Inc.	1,631	4,404
The Goodyear Tire & Rubber Co.	17,754	486,637
		1,392,816
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	2,713	38,335
Tesla Motors, Inc. (a)(d)	8,091	1,978,411
		2,016,746
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,560	93,772
LKQ Corp. (a)	19,776	574,493
Pool Corp.	2,737	162,605
VOXX International Corp. (a)	1,555	13,078
Weyco Group, Inc.	1,000	27,510
		871,458
Diversified Consumer Services - 0.2%
2U, Inc. (d)	2,339	42,289
American Public Education, Inc. (a)	1,306	43,882
Apollo Education Group, Inc. Class A (non-vtg.) (a)	7,280	227,282
Ascent Capital Group, Inc. (a)	830	44,671
Cambium Learning Group, Inc. (a)	2,362	4,015
Capella Education Co.	902	61,498
Career Education Corp. (a)	5,533	32,423
Collectors Universe, Inc.	842	18,532
Corinthian Colleges, Inc. (a)(d)	5,556	600
Grand Canyon Education, Inc. (a)	2,925	133,585
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Houghton Mifflin Harcourt Co.	8,934	$ 171,711
Learning Tree International, Inc. (a)	1,631	4,078
Liberty Tax, Inc. (a)	1,111	42,335
Lincoln Educational Services Corp.	1,760	5,685
National American University Holdings, Inc.	1,234	3,788
Steiner Leisure Ltd. (a)	1,050	46,484
Strayer Education, Inc. (a)	759	57,449
		940,307
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc. (a)	1,636	3,648
BJ's Restaurants, Inc. (a)(d)	2,000	98,320
Bloomin' Brands, Inc. (a)	7,906	180,020
Bob Evans Farms, Inc.	1,610	87,520
Bravo Brio Restaurant Group, Inc. (a)	830	10,898
Buffalo Wild Wings, Inc. (a)(d)	1,209	205,784
Caesars Acquisition Co. (a)(d)	8,331	87,309
Caesars Entertainment Corp. (a)(d)	8,907	151,063
Carrols Restaurant Group, Inc. (a)	4,122	30,956
Century Casinos, Inc. (a)	1,751	9,088
China Lodging Group Ltd. ADR (a)	1,500	37,485
Churchill Downs, Inc.	1,161	111,793
Chuy's Holdings, Inc. (a)(d)	1,034	22,138
Cosi, Inc. (a)	1,184	1,954
Cosi, Inc. rights 12/9/14 (a)	1,137	91
Cracker Barrel Old Country Store, Inc. (d)	1,481	189,583
Dave & Buster's Entertainment, Inc.	2,390	54,779
Del Frisco's Restaurant Group, Inc. (a)	1,337	29,708
Denny's Corp. (a)	4,628	44,845
Diversified Restaurant Holdings, Inc. (a)	3,013	15,637
Dunkin' Brands Group, Inc.	6,833	330,376
El Pollo Loco Holdings, Inc. (a)	2,260	61,969
Eldorado Resorts, Inc. (a)	2,056	8,512
Empire Resorts, Inc. (a)(d)	1,201	8,179
Famous Dave's of America, Inc. (a)	528	13,464
Fiesta Restaurant Group, Inc. (a)(d)	1,782	99,899
Gaming Partners International Corp. (a)	1,352	11,154
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,202	67,954
Iao Kun Group Hldng Co. Ltd.	3,750	7,388
Icahn Enterprises LP	7,827	844,768
Ignite Restaurant Group, Inc. (a)(d)	1,510	11,401
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	1,789	$ 55,960
Interval Leisure Group, Inc.	4,150	90,221
Isle of Capri Casinos, Inc. (a)	2,181	15,790
Jack in the Box, Inc.	2,682	199,809
Jamba, Inc. (a)	876	10,854
Kona Grill, Inc. (a)	680	17,231
Lakes Entertainment, Inc. (a)	1,062	7,041
Marriott International, Inc. Class A	18,802	1,481,410
Melco Crown Entertainment Ltd. sponsored ADR	12,067	312,294
Monarch Casino & Resort, Inc. (a)	1,350	22,356
Morgans Hotel Group Co. (a)	2,376	19,246
Multimedia Games Holding Co., Inc. (a)	1,851	67,173
Nathan's Famous, Inc. (a)	179	13,457
Noodles & Co. (a)	1,956	47,883
Norwegian Cruise Line Holdings Ltd. (a)	13,330	585,054
Panera Bread Co. Class A (a)	1,740	291,276
Papa John's International, Inc.	2,562	135,222
Penn National Gaming, Inc. (a)	5,381	76,410
Popeyes Louisiana Kitchen, Inc. (a)	1,726	95,344
Potbelly Corp. (a)	1,760	23,197
Premier Exhibitions, Inc. (a)(d)	2,551	1,760
RCI Hospitality Holdings, Inc. (a)	906	8,770
Red Robin Gourmet Burgers, Inc. (a)	930	62,636
Ruth's Hospitality Group, Inc.	2,883	37,883
Scientific Games Corp. Class A (a)(d)	5,780	87,509
Sonic Corp.	3,825	104,002
Starbucks Corp.	48,719	3,956,470
Texas Roadhouse, Inc. Class A	4,411	145,828
The Cheesecake Factory, Inc. (d)	2,964	143,547
Town Sports International Holdings, Inc.	1,926	13,020
Wendy's Co.	23,931	208,678
Wynn Resorts Ltd.	6,587	1,176,504
		12,351,518
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	1,104	21,638
Cavco Industries, Inc. (a)	588	43,588
Dixie Group, Inc. (a)	851	6,519
EveryWare Global, Inc. (a)(d)	2,075	2,034
Flexsteel Industries, Inc.	534	16,938
Garmin Ltd. (d)	12,485	715,391
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
GoPro, Inc. Class A (d)	1,510	$ 117,735
Helen of Troy Ltd. (a)	1,807	116,841
Hooker Furniture Corp.	204	3,140
iRobot Corp. (a)	1,778	64,755
LGI Homes, Inc. (d)	1,357	21,685
Lifetime Brands, Inc.	900	13,446
Nova LifeStyle, Inc. (a)	1,540	6,129
Skullcandy, Inc. (a)	1,404	13,310
SodaStream International Ltd. (a)	1,352	29,717
Stanley Furniture Co., Inc. (a)	1,981	5,547
Turtle Beach Corp. (a)(d)	2,500	9,550
Universal Electronics, Inc. (a)	1,111	67,227
Zagg, Inc. (a)	2,381	13,572
		1,288,762
Internet & Catalog Retail - 4.3%
1-800-FLOWERS.com, Inc. Class A (a)	3,000	25,650
Amazon.com, Inc. (a)	29,960	10,145,654
Blue Nile, Inc. (a)(d)	682	23,624
CafePress, Inc. (a)	1,039	2,172
Cnova NV (a)	27,083	198,789
Ctrip.com International Ltd. sponsored ADR (a)	9,917	536,311
dELiA*s, Inc. (a)	2,051	243
eLong, Inc. sponsored ADR (a)	1,152	20,621
EVINE Live, Inc. (a)	2,676	16,431
Expedia, Inc.	7,386	643,394
FTD Companies, Inc. (a)(d)	1,079	37,398
Gaiam, Inc. Class A (a)	1,376	10,114
Geeknet, Inc. (a)	532	4,628
Groupon, Inc. Class A (a)(d)	43,507	327,608
HSN, Inc.	3,584	261,381
JD.com, Inc. sponsored ADR (d)	5,852	137,639
Lands' End, Inc. (a)	2,101	99,966
Liberty Interactive Corp.:
(Venture Group) Series A (a)	8,443	309,352
Series A (a)	28,009	816,462
Liberty TripAdvisor Holdings, Inc. (a)	4,462	116,949
MakeMyTrip Ltd. (a)(d)	3,035	89,199
Netflix, Inc. (a)	3,901	1,352,048
NutriSystem, Inc.	2,275	43,157
Overstock.com, Inc. (a)	1,611	40,049
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
PetMed Express, Inc. (d)	1,377	$ 18,590
priceline.com, Inc. (a)	3,386	3,928,403
Qunar Cayman Islands Ltd. sponsored ADR (d)	2,659	69,347
RetailMeNot, Inc. (a)(d)	3,425	50,433
Shutterfly, Inc. (a)(d)	2,458	105,104
TripAdvisor, Inc. (a)	8,450	622,343
U.S. Auto Parts Network, Inc. (a)	2,026	5,106
zulily, Inc. Class A (d)	3,780	108,599
		20,166,764
Leisure Products - 0.3%
Arctic Cat, Inc.	1,003	33,149
Black Diamond, Inc. (a)(d)	1,350	12,272
Escalade, Inc.	1,381	18,367
Hasbro, Inc.	8,021	474,843
JAKKS Pacific, Inc. (a)(d)	1,489	10,959
Johnson Outdoors, Inc. Class A	1,052	31,897
Malibu Boats, Inc. Class A (a)	850	15,912
Mattel, Inc.	21,640	682,742
Smith & Wesson Holding Corp. (a)(d)	3,639	36,281
Summer Infant, Inc. (a)	1,560	4,352
		1,320,774
Media - 6.6%
AirMedia Group, Inc. ADR (a)	3,478	10,851
AMC Networks, Inc. Class A (a)(d)	4,004	259,699
Bona Film Group Ltd. sponsored ADR (a)	2,412	16,305
Carmike Cinemas, Inc. (a)	1,651	48,936
Central European Media Enterprises Ltd. Class A (a)(d)	10,034	28,396
Charter Communications, Inc. Class A (a)	7,092	1,203,512
Cinedigm Corp. (a)	5,909	10,518
Comcast Corp.:
Class A	140,515	8,014,976
Class A (special) (non-vtg.) (d)	26,547	1,508,135
Crown Media Holdings, Inc. Class A (a)	21,775	73,600
CTC Media, Inc.	10,025	59,749
Cumulus Media, Inc. Class A (a)(d)	15,552	62,052
Daily Journal Corp. (a)	60	13,128
Dex Media, Inc. (a)(d)	881	7,541
DIRECTV (a)	32,531	2,853,294
Discovery Communications, Inc.:
Class A (a)	9,539	332,911
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc.: - continued
Class B (a)	334	$ 12,859
Class C (non-vtg.) (a)(d)	9,469	322,041
DISH Network Corp. Class A (a)	14,276	1,133,657
DreamWorks Animation SKG, Inc. Class A (a)(d)	4,911	117,078
Emmis Communications Corp. Class A (a)	4,353	9,054
Global Sources Ltd. (a)(d)	2,427	15,703
Hemisphere Media Group, Inc. (a)(d)	1,059	13,354
Lamar Advertising Co. Class A	5,106	272,099
Liberty Broadband Corp.:
Class A (a)	1,869	102,496
Class C (a)	3,740	203,456
Liberty Global PLC:
Class A (a)	15,030	781,410
Class B (a)	601	29,623
Class C	35,062	1,750,295
Liberty Media Corp.:
Class A (a)	7,482	275,113
Class C (a)	14,964	546,635
Loral Space & Communications Ltd. (a)	1,363	106,982
Markit Ltd.	11,960	304,143
MDC Partners, Inc. Class A (sub. vtg.)	3,152	69,565
Morningstar, Inc.	3,045	203,223
National CineMedia, Inc.	3,500	49,560
News Corp.:
Class A (a)	19,478	302,299
Class B (a)	18,083	272,149
Nexstar Broadcasting Group, Inc. Class A	1,980	101,594
Radio One, Inc. Class D (non-vtg.) (a)(d)	3,717	6,282
ReachLocal, Inc. (a)(d)	1,712	5,564
Reading International, Inc. Class A (a)	3,164	37,620
Rentrak Corp. (a)(d)	806	67,785
RRSat Global Communications Network Ltd.	1,506	11,867
Salem Communications Corp. Class A	1,162	9,133
Scholastic Corp.	2,202	78,171
SFX Entertainment, Inc. (a)(d)	5,028	21,872
Sinclair Broadcast Group, Inc. Class A	4,684	136,585
Sirius XM Holdings, Inc. (a)	369,271	1,340,454
Sizmek, Inc. (a)	1,827	10,469
Starz Series A (a)	6,607	217,965
The Madison Square Garden Co. Class A (a)	4,009	292,817
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc.:
Class A	87,911	$ 3,235,125
Class B	54,179	1,915,769
Value Line, Inc.	750	11,483
Viacom, Inc.:
Class A	3,336	252,302
Class B (non-vtg.)	24,258	1,834,633
VisionChina Media, Inc. ADR (a)	256	2,637
WPP PLC ADR	690	72,174
		31,058,698
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	13,291	908,573
Fred's, Inc. Class A	2,588	40,114
Gordmans Stores, Inc. (a)(d)	1,361	4,287
Sears Canada, Inc. (d)	4,902	46,212
Sears Holdings Corp. (a)(d)	6,991	252,375
The Bon-Ton Stores, Inc.	851	7,165
Tuesday Morning Corp. (a)(d)	2,731	58,170
		1,316,896
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	400	20,540
Ascena Retail Group, Inc. (a)	10,300	137,917
bebe stores, Inc.	5,835	17,622
Bed Bath & Beyond, Inc. (a)	13,069	958,873
Big 5 Sporting Goods Corp.	1,731	22,711
Books-A-Million, Inc. (a)	1,281	2,408
Cache, Inc. (a)	1,151	311
Citi Trends, Inc. (a)	1,025	24,252
Conn's, Inc. (a)(d)	2,467	84,618
Destination Maternity Corp.	786	12,600
Destination XL Group, Inc. (a)	3,759	19,434
Finish Line, Inc. Class A	3,126	89,216
Five Below, Inc. (a)(d)	3,509	163,730
Francesca's Holdings Corp. (a)(d)	2,856	36,214
Hibbett Sports, Inc. (a)(d)	1,659	83,232
Kirkland's, Inc. (a)	1,551	33,688
Mattress Firm Holding Corp. (a)	2,080	147,742
Michaels Companies, Inc.	13,653	328,491
Monro Muffler Brake, Inc.	1,957	107,224
O'Reilly Automotive, Inc. (a)	6,661	1,217,231
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	33,152	$ 219,798
Outerwall, Inc. (a)	1,334	93,754
Pacific Sunwear of California, Inc. (a)	4,650	7,812
Perfumania Holdings, Inc. (a)	375	2,303
PetSmart, Inc.	6,325	498,157
Rent-A-Center, Inc.	3,729	128,651
Ross Stores, Inc.	13,721	1,255,197
Sears Hometown & Outlet Stores, Inc. (a)	1,511	19,839
Select Comfort Corp. (a)	3,563	93,849
Shoe Carnival, Inc.	1,185	24,008
Sportsman's Warehouse Holdings, Inc.	4,281	30,181
Staples, Inc. (d)	41,156	578,653
Stein Mart, Inc.	2,950	41,890
The Children's Place Retail Stores, Inc. (d)	1,453	81,455
Tile Shop Holdings, Inc. (a)(d)	3,379	33,722
Tractor Supply Co.	8,858	681,446
Trans World Entertainment Corp.	4,155	13,421
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,183	529,108
Urban Outfitters, Inc. (a)	9,133	295,179
West Marine, Inc. (a)	1,526	16,679
Wet Seal, Inc. Class A (a)(d)	6,732	2,154
Winmark Corp.	401	32,389
Zumiez, Inc. (a)(d)	1,956	69,966
		8,257,665
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	675	12,116
Columbia Sportswear Co.	4,562	205,518
Crocs, Inc. (a)	6,080	80,742
Exceed Co. Ltd. (a)	1,908	3,053
Fossil Group, Inc. (a)	3,352	374,485
G-III Apparel Group Ltd. (a)	1,546	136,806
Iconix Brand Group, Inc. (a)(d)	3,133	126,605
Joe's Jeans, Inc. (a)	4,237	2,542
Kingold Jewelry, Inc.	3,301	3,268
lululemon athletica, Inc. (a)(d)	7,400	356,606
Perry Ellis International, Inc. (a)	1,226	32,354
Sequential Brands Group, Inc. (a)(d)	2,509	30,911
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	4,550	$ 155,155
Vera Bradley, Inc. (a)(d)	2,660	61,153
		1,581,314
TOTAL CONSUMER DISCRETIONARY		82,563,718
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	525	49,644
Craft Brew Alliance, Inc. (a)	1,182	16,004
MGP Ingredients, Inc.	1,186	17,648
Monster Beverage Corp. (a)	10,888	1,221,089
National Beverage Corp. (a)	2,460	61,844
		1,366,229
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,781	96,245
Casey's General Stores, Inc.	2,450	205,114
Chefs' Warehouse Holdings (a)(d)	1,314	22,627
Costco Wholesale Corp.	28,377	4,032,939
Fairway Group Holdings Corp. (a)(d)	1,660	6,159
Fresh Market, Inc. (a)(d)	3,132	128,287
Ingles Markets, Inc. Class A	1,017	27,601
Pantry, Inc. (a)	1,461	38,790
PriceSmart, Inc.	2,025	196,344
SpartanNash Co.	2,525	58,908
Sprouts Farmers Market LLC (a)(d)	9,660	307,091
United Natural Foods, Inc. (a)	3,157	237,375
Village Super Market, Inc. Class A	455	10,925
Whole Foods Market, Inc. (d)	23,310	1,142,889
		6,511,294
Food Products - 2.2%
Alico, Inc.	678	24,239
Boulder Brands, Inc. (a)(d)	4,251	45,911
Bridgford Foods Corp. (a)	1,458	10,658
Cal-Maine Foods, Inc. (d)	2,956	123,797
Calavo Growers, Inc.	1,231	52,859
Diamond Foods, Inc. (a)(d)	1,937	57,703
Farmer Brothers Co. (a)	1,250	35,650
Freshpet, Inc. (d)	2,083	34,807
Inventure Foods, Inc. (a)	1,260	17,401
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
J&J Snack Foods Corp.	1,282	$ 134,674
John B. Sanfilippo & Son, Inc.	602	25,176
Keurig Green Mountain, Inc.	10,560	1,500,998
Kraft Foods Group, Inc.	38,384	2,309,565
Lancaster Colony Corp.	1,805	169,490
Le Gaga Holdings Ltd. ADR (a)	830	3,303
Lifeway Foods, Inc. (a)	1,306	24,187
Limoneira Co.	815	20,905
Mondelez International, Inc.	108,832	4,266,214
Origin Agritech Ltd. (a)(d)	1,660	2,556
Pilgrims Pride Corp. (a)(d)	17,016	549,617
Pingtan Marine Enterprise Ltd. (d)	7,654	9,185
Sanderson Farms, Inc. (d)	1,408	122,228
Seneca Foods Corp. Class A (a)	801	21,667
SkyPeople Fruit Juice, Inc. (a)	1,504	1,639
Snyders-Lance, Inc.	4,589	138,955
SunOpta, Inc. (a)	4,401	52,504
The Hain Celestial Group, Inc. (a)	3,230	365,701
		10,121,589
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,452	28,479
WD-40 Co.	1,081	82,264
		110,743
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(d)	2,033	35,334
Inter Parfums, Inc.	2,275	58,354
LifeVantage Corp. (a)	6,660	8,991
Mannatech, Inc. (a)	185	4,671
Nature's Sunshine Products, Inc.	1,335	19,918
Neptune Technologies & Bioressources, Inc. (a)(d)	3,801	7,512
Nutraceutical International Corp. (a)	910	19,274
Reliv International, Inc.	1,001	1,231
Rock Creek Pharmaceuticals, Inc. (a)	8,102	1,278
Synutra International, Inc. (a)	4,900	26,068
The Female Health Co.	1,489	6,343
		188,974
TOTAL CONSUMER STAPLES		18,298,829
Common Stocks - continued
	Shares	Value
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co.	750	$ 10,148
ENGlobal Corp. (a)	1,750	4,043
Exterran Partners LP	4,052	100,165
Forbes Energy Services Ltd. (a)	2,581	5,136
Geospace Technologies Corp. (a)	808	21,299
Glori Energy, Inc. (a)	1,482	5,928
Gulf Island Fabrication, Inc.	1,081	21,090
Hercules Offshore, Inc. (a)(d)	9,911	12,290
Matrix Service Co. (a)	1,731	36,559
Mitcham Industries, Inc. (a)	556	4,237
Ocean Rig UDW, Inc. (United States) (d)	8,458	101,411
Patterson-UTI Energy, Inc.	10,154	179,624
PHI, Inc. (non-vtg.) (a)	1,293	53,672
Profire Energy, Inc. (a)(d)	4,895	16,349
RigNet, Inc. (a)	1,060	43,407
Synthesis Energy Systems, Inc. (a)	2,605	2,397
Tesco Corp.	2,862	40,326
TGC Industries, Inc. (a)	1,656	4,430
		662,511
Oil, Gas & Consumable Fuels - 0.8%
Abraxas Petroleum Corp. (a)	6,612	21,985
Aemetis, Inc. (a)	2,536	14,176
Alliance Holdings GP, LP	3,956	265,171
Alliance Resource Partners LP	4,808	221,456
Amyris, Inc. (a)(d)	8,544	23,581
APCO Oil and Gas International, Inc. (a)	588	8,185
Approach Resources, Inc. (a)(d)	2,726	26,497
Blueknight Energy Partners LP	2,711	19,465
BreitBurn Energy Partners LP	6,354	83,936
Calumet Specialty Products Partners LP	4,405	115,411
Capital Product Partners LP	6,252	48,891
Carrizo Oil & Gas, Inc. (a)	2,976	117,433
Ceres, Inc. (a)	1,414	396
Clean Energy Fuels Corp. (a)(d)	5,527	31,725
Diamondback Energy, Inc. (a)	3,709	209,188
Dorchester Minerals LP	2,154	55,638
Dynagas LNG Partners LP	1,052	18,841
Eagle Rock Energy Partners LP	11,287	32,281
Energy XXI (Bermuda) Ltd.	6,017	24,128
Escalera Resources Co. (a)	675	763
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EV Energy Partners LP	2,955	$ 83,715
FX Energy, Inc. (a)(d)	2,900	7,540
Gevo, Inc. (a)	1,558	686
Golar LNG Ltd. (d)	6,040	250,781
Golar LNG Partners LP	3,133	103,076
Green Plains, Inc.	2,725	81,777
Gulf Coast Ultra Deep Royalty Trust (a)	18,970	27,886
Gulfport Energy Corp. (a)	5,607	267,622
Hallador Energy Co.	1,781	19,413
Isramco, Inc. (a)	160	21,763
Ivanhoe Energy, Inc. (a)	1,063	1,004
Legacy Reserves LP	4,159	74,155
LINN Energy LLC/LINN Energy Finance Corp.	15,366	280,430
LinnCo LLC (d)	8,537	140,092
Marlin Midstream Partners LP	1,205	21,702
Martin Midstream Partners LP	2,527	88,521
Memorial Production Partners LP	4,910	67,562
Memorial Resource Development Corp.	12,616	272,506
Mid-Con Energy Partners LP	1,488	17,469
Pacific Ethanol, Inc. (a)(d)	1,188	13,816
PDC Energy, Inc. (a)	2,378	70,175
PrimeEnergy Corp. (a)	275	18,769
Renewable Energy Group, Inc. (a)(d)	2,608	24,828
Rex Energy Corp. (a)(d)	3,975	27,905
Rosetta Resources, Inc. (a)	3,889	114,414
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,250	4,363
Solazyme, Inc. (a)(d)	5,852	13,460
StealthGas, Inc. (a)	1,856	13,475
TransGlobe Energy Corp.	4,332	14,093
U.S. Energy Corp. (a)	1,788	2,968
Uranium Resources, Inc. (a)(d)	1,455	2,968
Vanguard Natural Resources LLC	4,160	96,595
Vertex Energy, Inc. (a)(d)	2,360	8,638
Viper Energy Partners LP	4,760	85,537
Warren Resources, Inc. (a)	4,281	8,776
Westmoreland Coal Co. (a)	1,060	39,792
ZaZa Energy Corp. (a)(d)	621	1,397
		3,728,816
TOTAL ENERGY		4,391,327
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.4%
Banks - 2.7%
1st Source Corp.	1,836	$ 56,035
Access National Corp.	388	6,782
American National Bankshares, Inc.	1,229	28,943
American River Bankshares (a)	826	7,731
Ameris Bancorp	1,840	46,276
Ames National Corp.	561	13,245
Arrow Financial Corp.	767	19,842
Associated Banc-Corp.	9,836	181,769
BancFirst Corp.	1,000	64,010
Bancorp, Inc., Delaware (a)	2,185	19,578
Bank of Kentucky Financial Corp.	353	16,453
Bank of Marin Bancorp	717	36,424
Bank of the Ozarks, Inc.	5,003	181,109
Banner Bank	1,389	57,213
BBCN Bancorp, Inc.	5,506	76,644
BCB Bancorp, Inc.	1,106	13,670
Blue Hills Bancorp, Inc. (a)	1,041	13,762
BNC Bancorp	1,989	33,753
BOK Financial Corp.	4,711	303,624
Boston Private Financial Holdings, Inc.	5,660	72,222
Bridge Bancorp, Inc.	830	21,157
Bridge Capital Holdings (a)	1,809	41,679
Bryn Mawr Bank Corp.	950	27,959
BSB Bancorp, Inc. (a)	1,354	25,591
Camden National Corp.	714	25,804
Capital Bank Financial Corp.:
rights (a)	631	0
Series A (a)	2,528	64,085
Capital City Bank Group, Inc.	1,456	21,054
Cardinal Financial Corp.	2,106	38,477
Cascade Bancorp (a)	5,235	25,547
Cathay General Bancorp	5,160	130,961
Centerstate Banks of Florida, Inc.	4,408	49,281
Central Valley Community Bancorp	1,459	15,320
Century Bancorp, Inc. Class A (non-vtg.)	264	10,275
Chemical Financial Corp.	2,378	68,891
Citizens & Northern Corp.	1,733	33,742
City Holding Co. (d)	1,137	49,721
CNB Financial Corp., Pennsylvania	1,131	19,973
CoBiz, Inc.	1,986	22,799
Colony Bankcorp, Inc. (a)	700	5,481
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Columbia Banking Systems, Inc.	3,310	$ 90,926
Commerce Bancshares, Inc. (d)	5,389	230,757
Community Trust Bancorp, Inc.	1,344	48,626
CommunityOne Bancorp (a)	1,236	12,879
ConnectOne Bancorp, Inc.	1,784	32,968
CU Bancorp (a)	730	14,308
Customers Bancorp, Inc. (d)	1,926	34,668
CVB Financial Corp. (d)	6,288	95,389
Eagle Bancorp, Inc. (a)	1,788	61,364
East West Bancorp, Inc.	9,160	336,813
Eastern Virginia Bankshares, Inc. (a)	528	3,416
Enterprise Bancorp, Inc.	558	13,046
Enterprise Financial Services Corp.	1,400	26,600
Farmers Capital Bank Corp. (a)	876	19,964
Farmers National Banc Corp.	1,859	15,690
Fidelity Southern Corp.	1,379	21,071
Fifth Third Bancorp	53,464	1,075,696
Financial Institutions, Inc.	1,385	32,838
First Bancorp, North Carolina	1,783	30,454
First Busey Corp.	8,366	54,797
First Business Finance Services, Inc.	339	14,655
First Citizen Bancshares, Inc.	561	142,270
First Community Bancshares, Inc.	1,704	26,344
First Connecticut Bancorp, Inc.	1,079	16,142
First Financial Bancorp, Ohio	4,462	79,022
First Financial Bankshares, Inc. (d)	4,266	128,705
First Financial Corp., Indiana	900	30,123
First Interstate Bancsystem, Inc.	1,106	31,101
First Merchants Corp.	3,016	64,693
First Midwest Bancorp, Inc., Delaware	4,756	79,568
First NBC Bank Holding Co. (a)	1,050	38,220
First Niagara Financial Group, Inc.	22,075	180,353
First of Long Island Corp.	911	23,030
First Security Group, Inc. (a)	7,262	14,524
First South Bancorp, Inc., Virginia	750	6,008
FirstMerit Corp.	10,688	191,208
Flushing Financial Corp.	2,150	41,323
Fulton Financial Corp.	11,004	131,388
German American Bancorp, Inc.	1,026	28,995
Glacier Bancorp, Inc.	4,732	129,562
Great Southern Bancorp, Inc.	1,129	42,089
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Green Bancorp, Inc.	1,825	$ 28,999
Grupo Financiero Galicia SA sponsored ADR (d)	2,582	41,338
Guaranty Bancorp	1,191	17,651
Hampton Roads Bankshares, Inc. (a)	17,153	27,616
Hancock Holding Co.	4,853	158,742
Hanmi Financial Corp.	2,211	44,441
Heartland Financial U.S.A., Inc.	1,200	30,084
Heritage Commerce Corp.	2,269	18,697
Heritage Financial Corp., Washington	2,241	37,940
Heritage Oaks Bancorp	2,560	18,611
Home Bancshares, Inc.	4,259	134,883
HomeTrust Bancshares, Inc. (a)	2,550	39,908
Horizon Bancorp Industries	832	20,276
Huntington Bancshares, Inc.	50,532	510,879
IBERIABANK Corp.	1,955	127,701
Independent Bank Corp.	1,437	17,460
Independent Bank Corp., Massachusetts	1,410	55,878
Independent Bank Group, Inc.	1,268	54,397
International Bancshares Corp.	4,225	107,822
Intervest Bancshares Corp. Class A	1,713	16,942
Investors Bancorp, Inc.	22,407	242,220
Lakeland Bancorp, Inc.	2,311	25,490
Lakeland Financial Corp.	1,375	54,436
LCNB Corp.	1,714	24,767
Macatawa Bank Corp.	5,697	28,827
MainSource Financial Group, Inc.	835	14,880
MB Financial, Inc.	4,605	145,058
MBT Financial Corp. (a)	1,837	9,001
Mercantile Bank Corp.	1,568	30,059
Merchants Bancshares, Inc.	408	11,632
Metro Bancorp, Inc. (a)	650	16,283
Middleburg Financial Corp.	1,258	23,147
MidWestOne Financial Group, Inc.	908	24,979
MutualFirst Financial, Inc.	576	12,298
National Bankshares, Inc.	558	16,757
National Penn Bancshares, Inc.	9,836	100,327
NBT Bancorp, Inc.	2,808	68,262
NewBridge Bancorp (a)	2,276	18,390
Northrim Bancorp, Inc.	636	17,401
Old Line Bancshares, Inc.	1,195	18,367
Old National Bancorp, Indiana	8,610	122,262
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Old Second Bancorp, Inc. (a)	4,464	$ 21,070
OmniAmerican Bancorp, Inc.	706	18,970
Opus Bank (d)	1,704	45,821
Orrstown Financial Services, Inc. (a)	1,358	22,774
Pacific Continental Corp.	750	10,395
Pacific Mercantile Bancorp (a)	2,710	18,428
Pacific Premier Bancorp, Inc. (a)	1,853	29,481
PacWest Bancorp (d)	6,625	308,063
Palmetto Bancshares, Inc.	1,328	20,850
Park Sterling Corp.	3,332	23,790
Peapack-Gladstone Financial Corp.	1,063	18,858
Penns Woods Bancorp, Inc.	742	32,945
Peoples Bancorp, Inc.	676	16,366
Peoples Financial Services Corp.	440	21,019
Pinnacle Financial Partners, Inc.	2,513	94,665
Popular, Inc. (a)	6,625	216,240
Preferred Bank, Los Angeles	835	21,309
Premier Financial Bancorp, Inc.	1,011	15,964
PrivateBancorp, Inc.	4,830	151,904
Renasant Corp.	1,858	52,358
Republic Bancorp, Inc., Kentucky Class A	1,436	32,612
Republic First Bancorp, Inc. (a)	1,845	6,993
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,507	4,262
S&T Bancorp, Inc.	1,855	50,975
Sandy Spring Bancorp, Inc.	1,682	39,981
Seacoast Banking Corp., Florida (a)	2,625	33,285
ServisFirst Bancshares, Inc.	1,937	61,209
Shore Bancshares, Inc. (a)	500	4,720
Sierra Bancorp	800	12,696
Signature Bank (a)	3,237	392,551
Simmons First National Corp. Class A	1,156	46,783
South State Corp.	1,583	98,035
Southern National Bancorp of Virginia, Inc.	1,427	16,724
Southside Bancshares, Inc.	1,516	49,012
Southwest Bancorp, Inc., Oklahoma	1,611	27,226
Square 1 Financial, Inc. Class A	2,583	55,225
State Bank Financial Corp.	3,007	55,930
Stock Yards Bancorp, Inc.	1,559	48,781
Stonegate Bank	1,107	30,454
Suffolk Bancorp	932	19,283
Summit Financial Group, Inc. (a)	675	7,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Sun Bancorp, Inc. (a)	958	$ 17,771
Susquehanna Bancshares, Inc.	11,404	150,191
SVB Financial Group (a)	3,225	339,109
Talmer Bancorp, Inc. Class A	4,315	60,022
Texas Capital Bancshares, Inc. (a)	2,735	150,781
The First Bancorp, Inc.	1,031	18,012
TowneBank (d)	2,103	30,304
Trico Bancshares	1,740	43,169
TriState Capital Holdings, Inc. (a)	2,540	25,654
Trustmark Corp.	4,401	102,719
UMB Financial Corp.	2,979	165,305
Umpqua Holdings Corp. (d)	13,905	236,246
Union Bankshares Corp.	3,061	70,525
United Bankshares, Inc., West Virginia	4,716	164,588
United Community Bank, Inc.	3,762	66,211
United Security Bancshares, Inc.	775	6,626
United Security Bancshares, California	1,833	9,770
Univest Corp. of Pennsylvania	1,181	22,911
ViewPoint Financial Group	2,500	59,600
Washington Trust Bancorp, Inc.	1,326	47,988
WesBanco, Inc.	1,915	63,597
West Bancorp., Inc.	1,125	17,573
Westamerica Bancorp.	1,763	85,682
Wilshire Bancorp, Inc.	7,141	68,411
Wintrust Financial Corp.	3,061	136,796
Zions Bancorporation	12,742	357,541
		12,946,441
Capital Markets - 0.9%
BGC Partners, Inc. Class A	12,900	112,359
Calamos Asset Management, Inc. Class A	1,561	21,058
Capital Southwest Corp.	1,328	49,455
Capitala Finance Corp.	1,135	21,440
Carlyle Group LP	4,375	125,256
CIFI Corp.	1,657	14,648
CM Finance, Inc.	764	9,695
Cowen Group, Inc. Class A (a)	7,500	31,800
Diamond Hill Investment Group, Inc.	281	38,126
E*TRADE Financial Corp. (a)	18,315	417,765
FBR & Co. (a)	1,052	26,237
Financial Engines, Inc. (d)	3,260	106,537
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Harris & Harris Group, Inc. (a)	2,075	$ 6,038
Horizon Technology Finance Corp. (d)	2,025	28,451
INTL FCStone, Inc. (a)	1,264	22,310
LPL Financial	6,490	276,928
Northern Trust Corp.	15,405	1,043,381
SEI Investments Co.	10,954	434,107
T. Rowe Price Group, Inc.	17,225	1,437,771
U.S. Global Investments, Inc. Class A	1,788	5,489
Virtus Investment Partners, Inc.	589	90,706
WisdomTree Investments, Inc.	8,725	132,533
		4,452,090
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	856	7,319
Atlanticus Holdings Corp. (a)	1,777	4,265
Consumer Portfolio Services, Inc. (a)	1,675	12,261
Credit Acceptance Corp. (a)(d)	1,329	199,018
Encore Capital Group, Inc. (a)	1,531	65,695
EZCORP, Inc. (non-vtg.) Class A (a)(d)	3,080	33,541
First Cash Financial Services, Inc. (a)	1,832	105,853
Navient Corp.	27,394	574,178
Nicholas Financial, Inc. (a)	889	11,041
PRA Group, Inc. (a)(d)	3,259	190,717
QC Holdings, Inc.	1,376	2,491
SLM Corp.	27,537	266,558
World Acceptance Corp. (a)(d)	539	41,142
		1,514,079
Diversified Financial Services - 0.7%
California First National Bancorp	775	10,982
CBOE Holdings, Inc.	5,776	346,040
CME Group, Inc.	21,767	1,842,359
Interactive Brokers Group, Inc.	4,129	112,804
Life Partners Holdings, Inc.	1,128	1,602
MarketAxess Holdings, Inc.	2,406	157,761
Marlin Business Services Corp.	1,191	22,200
NewStar Financial, Inc. (a)	3,406	38,283
PICO Holdings, Inc. (a)	1,511	27,682
Resource America, Inc. Class A	1,125	9,979
The NASDAQ OMX Group, Inc.	11,180	502,094
Viewtran Group, Inc. (a)(d)	2,575	3,888
		3,075,674
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	2,861	$ 70,266
American National Insurance Co.	1,864	213,950
Amerisafe, Inc.	1,156	48,194
Amtrust Financial Services, Inc. (d)	4,777	245,156
Arch Capital Group Ltd. (a)	8,585	492,092
Argo Group International Holdings, Ltd.	1,556	87,821
Atlas Financial Holdings, Inc. (a)	1,487	21,829
Baldwin & Lyons, Inc. Class B	936	23,915
Cincinnati Financial Corp.	10,413	530,542
CNinsure, Inc. ADR (a)	2,337	14,583
Donegal Group, Inc. Class A	2,497	39,128
eHealth, Inc. (a)	1,362	35,235
EMC Insurance Group	1,053	31,348
Enstar Group Ltd. (a)	1,088	158,794
Erie Indemnity Co. Class A	3,182	277,566
Federated National Holding Co.	878	22,178
Global Indemnity PLC (a)	900	24,219
Greenlight Capital Re, Ltd. (a)	2,471	77,886
Hallmark Financial Services, Inc. (a)	1,327	15,645
Infinity Property & Casualty Corp.	801	58,201
Investors Title Co.	143	10,353
Kansas City Life Insurance Co.	850	40,469
Maiden Holdings Ltd.	5,375	70,198
National General Holdings Corp.	6,917	129,694
National Interstate Corp.	1,608	46,037
National Western Life Insurance Co. Class A	275	70,634
Navigators Group, Inc. (a)	789	57,636
Safety Insurance Group, Inc.	1,033	61,484
Selective Insurance Group, Inc.	3,581	95,863
State Auto Financial Corp.	2,631	51,778
United Fire Group, Inc.	1,830	51,002
United Insurance Holdings Corp.	1,988	37,275
		3,210,971
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	22,313	514,872
American Capital Mortgage Investment Corp.	2,641	53,005
American Realty Capital Heathcare Trust, Inc.	10,545	119,475
American Realty Capital Properties, Inc.	59,268	557,119
CareTrust (REIT), Inc.	1,335	21,587
CIM Commercial Trust Corp. (d)	6,359	116,306
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CyrusOne, Inc.	2,662	$ 73,072
Gaming & Leisure Properties	7,250	231,275
Gladstone Commercial Corp.	880	15,558
New York Mortgage Trust, Inc. (d)	5,558	44,686
Potlatch Corp.	2,577	107,074
Retail Opportunity Investments Corp.	6,829	112,405
Sabra Health Care REIT, Inc.	3,547	100,416
Trade Street Residential, Inc. (d)	2,500	18,900
United Development Funding IV	1,716	33,256
		2,119,006
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	1,485	77,636
AV Homes, Inc. (a)	2,433	36,422
China HGS Real Estate, Inc. (a)(d)	3,500	13,335
China Housing & Land Development, Inc. (a)(d)	2,882	2,363
Cresud S.A.C.I.F. y A. sponsored ADR	3,208	37,822
Elbit Imaging Ltd. (a)	111	222
FirstService Corp. (sub. vtg.)	2,105	112,420
Griffin Land & Nurseries, Inc.	193	5,126
Stratus Properties, Inc. (a)	436	5,821
		291,167
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	5,604	31,270
ASB Bancorp, Inc. (a)	554	11,745
Bank Mutual Corp.	3,380	21,835
BankFinancial Corp.	1,981	22,564
Bear State Financial, Inc.	1,899	19,883
Beneficial Mutual Bancorp, Inc. (a)	5,735	77,996
BofI Holding, Inc. (a)(d)	1,000	78,920
Brookline Bancorp, Inc., Delaware	4,735	45,030
Capitol Federal Financial, Inc.	9,614	120,367
Charter Financial Corp.	1,759	19,701
Clifton Bancorp, Inc.	2,227	28,149
Dime Community Bancshares, Inc.	2,013	30,497
ESB Financial Corp.	1,434	25,755
ESSA Bancorp, Inc.	1,033	11,673
First Defiance Financial Corp.	551	16,569
First Financial Northwest, Inc.	1,335	15,686
Fox Chase Bancorp, Inc.	1,133	18,751
Franklin Financial Corp./VA (a)	1,125	22,354
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Heritage Financial Group, Inc.	1,405	$ 29,547
Hingham Institution for Savings	76	6,330
HMN Financial, Inc. (a)	356	4,486
Home Bancorp, Inc.	711	16,353
Home Loan Servicing Solutions Ltd.	4,864	95,043
HomeStreet, Inc.	1,158	18,887
Hudson City Bancorp, Inc.	34,228	335,092
Kearny Financial Corp. (a)	4,257	60,237
Meridian Bancorp, Inc. (a)	5,133	56,258
Meta Financial Group, Inc.	380	13,376
NMI Holdings, Inc. (a)(d)	3,816	33,237
Northfield Bancorp, Inc.	3,663	51,612
Northwest Bancshares, Inc.	5,813	73,186
OceanFirst Financial Corp.	2,304	37,117
Oconee Federal Financial Corp. (d)	526	9,941
Oritani Financial Corp.	2,825	41,104
People's United Financial, Inc.	19,223	284,116
Provident Financial Holdings, Inc.	711	10,523
Pulaski Financial Corp.	1,051	12,339
Riverview Bancorp, Inc. (a)	2,200	9,262
Severn Bancorp, Inc. (a)	1,331	6,069
SI Financial Group, Inc.	1,784	19,642
Territorial Bancorp, Inc.	1,000	20,820
TFS Financial Corp.	19,858	301,246
Tree.com, Inc. (a)	781	35,348
Trustco Bank Corp., New York	7,358	50,108
United Community Financial Corp.	2,482	12,708
United Financial Bancorp, Inc. New	3,095	42,649
Washington Federal, Inc.	6,990	151,264
Waterstone Financial, Inc.	2,840	35,102
Westfield Financial, Inc.	3,490	25,582
WSFS Financial Corp.	763	57,301
		2,574,630
TOTAL FINANCIALS		30,184,058
HEALTH CARE - 16.3%
Biotechnology - 10.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	6,900	206,103
Acceleron Pharma, Inc. (a)	2,057	79,688
Achillion Pharmaceuticals, Inc. (a)(d)	5,513	70,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acorda Therapeutics, Inc. (a)	2,475	$ 90,214
Adamas Pharmaceuticals, Inc.	1,844	27,088
Aegerion Pharmaceuticals, Inc. (a)	1,931	40,686
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,688	875
Agenus, Inc. (a)	7,205	21,327
Agios Pharmaceuticals, Inc. (a)	2,283	230,149
Akebia Therapeutics, Inc. (a)	1,731	20,910
Alder Biopharmaceuticals, Inc.	2,435	39,739
Alexion Pharmaceuticals, Inc. (a)	12,918	2,517,718
Alkermes PLC (a)(d)	9,544	525,111
Alnylam Pharmaceuticals, Inc. (a)	4,919	494,605
AMAG Pharmaceuticals, Inc. (a)(d)	1,355	50,406
Amarin Corp. PLC ADR (a)(d)	8,954	11,551
Amgen, Inc.	49,278	8,146,146
Amicus Therapeutics, Inc. (a)	6,765	53,646
Anacor Pharmaceuticals, Inc. (a)(d)	2,636	90,889
Applied Genetic Technologies Corp. (d)	1,291	26,065
Ardelyx, Inc.	1,188	31,803
Arena Pharmaceuticals, Inc. (a)(d)	14,130	59,205
Argos Therapeutics, Inc. (a)	1,535	12,894
ARIAD Pharmaceuticals, Inc. (a)(d)	11,658	82,888
ArQule, Inc. (a)	4,811	6,351
Array BioPharma, Inc. (a)(d)	6,901	27,811
Arrowhead Research Corp. (a)(d)	3,005	17,489
Atara Biotherapeutics, Inc.	1,562	42,174
Athersys, Inc. (a)(d)	4,095	5,856
Auspex Pharmaceuticals, Inc. (d)	1,538	37,266
Avalanche Biotechnologies, Inc. (a)(d)	1,188	46,914
AVEO Pharmaceuticals, Inc. (a)	2,605	2,331
BIND Therapeutics, Inc. (a)	1,028	6,682
BioCryst Pharmaceuticals, Inc. (a)(d)	5,716	61,790
Biogen Idec, Inc. (a)	15,289	4,704,272
BioMarin Pharmaceutical, Inc. (a)	9,489	851,353
Biospecifics Technologies Corp. (a)	410	15,547
Biota Pharmaceuticals, Inc. (a)	3,266	7,218
Bluebird Bio, Inc. (a)	1,861	76,729
Cancer Genetics, Inc. (a)	782	4,387
Cara Therapeutics, Inc.	1,594	14,729
Celgene Corp. (a)	51,908	5,901,421
Celladon Corp. (a)	1,275	15,657
Celldex Therapeutics, Inc. (a)(d)	5,967	121,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cellular Dynamics International, Inc. (a)	1,387	$ 9,154
Celsion Corp. (a)(d)	641	1,711
Cepheid, Inc. (a)(d)	4,538	249,953
ChemoCentryx, Inc. (a)	2,626	12,106
Chimerix, Inc. (a)(d)	3,058	107,764
China Biologic Products, Inc. (a)	1,660	113,677
Clovis Oncology, Inc. (a)(d)	2,250	107,055
Coherus BioSciences, Inc.	2,604	35,753
Conatus Pharmaceuticals, Inc. (a)(d)	1,359	11,565
Concert Pharmaceuticals, Inc. (d)	1,740	21,924
Coronado Biosciences, Inc. (a)	2,334	5,438
CTI BioPharma Corp. (a)	8,502	18,619
Cubist Pharmaceuticals, Inc. (a)	4,883	370,180
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	4,231	6,262
Cyclacel Pharmaceuticals, Inc. (a)	537	1,590
Cytokinetics, Inc. (a)	1,928	9,004
Cytori Therapeutics, Inc. (a)	3,000	1,290
CytRx Corp. (a)(d)	1,428	3,584
Dicerna Pharmaceuticals, Inc.	1,000	11,820
Discovery Laboratories, Inc. (a)(d)	8,526	13,386
Dyax Corp. (a)	8,234	115,605
Dynavax Technologies Corp. (a)	1,972	29,304
Eagle Pharmaceuticals, Inc.	1,303	16,431
Eleven Biotherapeutics, Inc.	1,251	14,236
Enanta Pharmaceuticals, Inc. (a)(d)	1,435	67,359
Enzymotec Ltd. (a)	1,500	12,285
Epizyme, Inc. (a)(d)	2,666	60,945
Esperion Therapeutics, Inc. (a)	1,351	42,732
Exact Sciences Corp. (a)(d)	5,028	124,795
Exelixis, Inc. (a)(d)	12,962	21,517
Fate Therapeutics, Inc. (a)	1,611	6,041
FibroGen, Inc.	3,453	78,210
Five Prime Therapeutics, Inc. (a)	1,028	21,136
Flexion Therapeutics, Inc.	1,244	21,335
Foundation Medicine, Inc. (a)(d)	1,686	39,823
Galectin Therapeutics, Inc. (a)(d)	1,365	5,419
Galena Biopharma, Inc. (a)(d)	4,810	8,562
Galmed Pharmaceuticals Ltd. (a)	1,166	6,879
Genocea Biosciences, Inc. (d)	1,291	11,709
Genomic Health, Inc. (a)(d)	1,925	64,026
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GenVec, Inc. (a)	653	$ 1,463
Geron Corp. (a)(d)	8,625	31,740
Gilead Sciences, Inc. (a)	98,076	9,838,984
GlycoMimetics, Inc.	1,438	13,920
Grifols SA ADR	5,196	193,499
GTx, Inc. (a)(d)	4,802	3,073
Halozyme Therapeutics, Inc. (a)(d)	7,607	66,789
Harvard Apparatus (a)	826	2,792
Heron Therapeutics, Inc. (a)(d)	1,845	14,225
Hyperion Therapeutics, Inc. (a)	1,483	30,387
Idera Pharmaceuticals, Inc. (a)(d)	3,383	10,521
Ignyta, Inc. (a)	2,093	14,253
Immune Design Corp. (a)	1,630	51,850
ImmunoGen, Inc. (a)(d)	6,230	64,107
Immunomedics, Inc. (a)(d)	6,206	25,631
Incyte Corp. (a)(d)	10,818	817,300
Infinity Pharmaceuticals, Inc. (a)	2,936	44,069
Inovio Pharmaceuticals, Inc. (a)(d)	3,694	35,758
Insmed, Inc. (a)	2,786	39,310
Insys Therapeutics, Inc. (a)	2,155	83,463
Intercept Pharmaceuticals, Inc. (a)(d)	1,381	198,491
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	8,311	115,024
Isis Pharmaceuticals, Inc. (a)(d)	7,500	388,425
Kamada (a)	2,811	8,967
Karyopharm Therapeutics, Inc. (d)	2,317	97,036
Keryx Biopharmaceuticals, Inc. (a)(d)	6,767	107,595
Kindred Biosciences, Inc.	1,885	18,134
Kite Pharma, Inc. (d)	2,415	101,382
KYTHERA Biopharmaceuticals, Inc. (a)(d)	1,405	53,741
Lexicon Pharmaceuticals, Inc. (a)(d)	31,083	31,705
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,460	78,621
General CVR (a)	1,530	81
Glucagon CVR (a)	1,530	199
rights (a)	1,530	11
TR Beta CVR (a)	1,530	17
Lpath, Inc. (a)(d)	2,391	6,145
Macrogenics, Inc. (a)	1,881	53,157
MannKind Corp. (a)(d)	25,755	158,393
Medivation, Inc. (a)	5,037	583,738
MEI Pharma, Inc. (a)	1,504	9,611
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Merrimack Pharmaceuticals, Inc. (a)(d)	8,670	$ 79,417
MiMedx Group, Inc. (a)(d)	5,830	64,480
Mirati Therapeutics, Inc. (a)	1,726	25,579
Momenta Pharmaceuticals, Inc. (a)	3,885	45,571
Myriad Genetics, Inc. (a)(d)	4,977	166,879
Nanosphere, Inc. (a)	2,631	1,000
Neurocrine Biosciences, Inc. (a)	6,137	122,310
NewLink Genetics Corp. (a)(d)	1,676	65,465
Northwest Biotherapeutics, Inc. (a)(d)	2,534	13,582
Novavax, Inc. (a)(d)	14,206	75,860
NPS Pharmaceuticals, Inc. (a)	7,311	242,579
Nymox Pharmaceutical Corp. (a)	1,950	1,073
Ohr Pharmaceutical, Inc. (a)(d)	1,433	10,891
OncoGenex Pharmaceuticals, Inc. (a)	475	1,002
Oncolytics Biotech, Inc. (a)	3,460	2,390
OncoMed Pharmaceuticals, Inc. (a)	2,039	44,919
Onconova Therapeutics, Inc. (a)(d)	1,680	7,980
Oncothyreon, Inc. (a)	4,009	7,016
Ophthotech Corp. (a)	2,056	88,716
Orexigen Therapeutics, Inc. (a)(d)	10,327	59,793
Osiris Therapeutics, Inc. (a)(d)	2,525	33,204
Otonomy, Inc.	1,428	34,286
OvaScience, Inc. (a)(d)	1,436	36,273
PDL BioPharma, Inc. (d)	10,000	82,600
Peregrine Pharmaceuticals, Inc. (a)(d)	12,843	19,008
Pharmacyclics, Inc. (a)(d)	4,925	686,496
Pluristem Therapeutics, Inc. (a)	4,201	10,671
Portola Pharmaceuticals, Inc. (a)	3,076	86,497
Prana Biotechnology Ltd. ADR (a)(d)	1,451	2,336
Progenics Pharmaceuticals, Inc. (a)(d)	3,586	24,959
ProQR Therapeutics BV (a)	2,172	32,949
Prosensa Holding BV (a)(d)	2,775	54,862
Prothena Corp. PLC (a)	1,481	35,899
PTC Therapeutics, Inc. (a)	2,133	95,452
QLT, Inc. (a)	3,903	15,495
Radius Health, Inc. (a)	2,144	52,957
Raptor Pharmaceutical Corp. (a)(d)	3,491	33,583
Receptos, Inc. (a)	1,843	249,358
Regado Biosciences, Inc. (a)(d)	1,886	1,559
Regeneron Pharmaceuticals, Inc. (a)(d)	6,459	2,687,654
Regulus Therapeutics, Inc. (a)(d)	3,406	63,828
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Repligen Corp. (a)(d)	2,326	$ 53,196
Retrophin, Inc. (a)	1,157	11,686
Rigel Pharmaceuticals, Inc. (a)	4,356	9,322
Sage Therapeutics, Inc. (a)(d)	1,486	58,756
Sangamo Biosciences, Inc. (a)(d)	4,242	51,243
Sarepta Therapeutics, Inc. (a)(d)	3,140	53,192
Seattle Genetics, Inc. (a)(d)	8,179	298,043
SIGA Technologies, Inc. (a)	5,059	8,600
Sinovac Biotech Ltd. (a)(d)	3,953	19,686
Sorrento Therapeutics, Inc. (a)	1,632	6,283
Spectrum Pharmaceuticals, Inc. (a)	3,981	28,703
Stemline Therapeutics, Inc. (a)	1,002	14,910
Sunesis Pharmaceuticals, Inc. (a)(d)	4,137	9,681
Synageva BioPharma Corp. (a)(d)	2,350	190,820
Synergy Pharmaceuticals, Inc. (a)(d)	5,482	16,336
Synta Pharmaceuticals Corp. (a)(d)	9,627	30,518
T2 Biosystems, Inc.	1,428	25,590
Targacept, Inc. (a)	1,776	4,316
Tekmira Pharmaceuticals Corp. (a)(d)	1,312	19,916
TESARO, Inc. (a)(d)	2,854	98,492
TetraLogic Pharmaceuticals Corp.	2,142	10,367
TG Therapeutics, Inc. (a)	2,675	39,911
Threshold Pharmaceuticals, Inc. (a)	3,903	11,319
Tokai Pharmaceuticals, Inc.	1,630	23,912
Transition Therapeutics, Inc. (a)	2,784	17,790
Trevena, Inc.	2,214	11,557
Ultragenyx Pharmaceutical, Inc.	2,136	93,108
uniQure B.V.	1,742	26,217
United Therapeutics Corp. (a)	3,031	401,820
Vanda Pharmaceuticals, Inc. (a)	2,308	30,073
Verastem, Inc. (a)(d)	1,184	11,011
Versartis, Inc. (a)	1,995	35,950
Vertex Pharmaceuticals, Inc. (a)	15,410	1,816,531
Vical, Inc. (a)	3,425	3,733
Vital Therapies, Inc.	1,567	32,453
Xencor, Inc.	1,566	17,555
XOMA Corp. (a)(d)	5,564	31,659
Zafgen, Inc. (d)	1,233	29,111
ZIOPHARM Oncology, Inc. (a)(d)	7,214	30,371
		49,321,602
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	1,330	$ 76,342
Abiomed, Inc. (a)(d)	2,650	94,128
Accuray, Inc. (a)(d)	4,107	28,297
Align Technology, Inc. (a)	5,086	289,393
Alphatec Holdings, Inc. (a)	7,008	8,970
Analogic Corp.	850	61,914
Angiodynamics, Inc. (a)	2,577	45,098
Anika Therapeutics, Inc. (a)	962	39,336
Antares Pharma, Inc. (a)(d)	9,187	21,130
Atricure, Inc. (a)	1,945	36,430
Atrion Corp.	135	43,876
BioLase Technology, Inc.	1,913	4,916
Cardica, Inc. (a)	5,286	3,185
Cardiovascular Systems, Inc. (a)	2,464	75,546
Cerus Corp. (a)(d)	5,357	24,267
CONMED Corp.	1,914	81,211
Cutera, Inc. (a)	701	7,108
Cyberonics, Inc. (a)	1,779	94,732
Cynosure, Inc. Class A (a)	1,657	45,683
DENTSPLY International, Inc.	9,341	513,568
Derma Sciences, Inc. (a)	2,208	18,128
DexCom, Inc. (a)	4,732	243,509
Endologix, Inc. (a)(d)	3,900	50,037
EnteroMedics, Inc. (a)(d)	3,702	5,146
Exactech, Inc. (a)	1,261	27,969
Fonar Corp. (a)	506	5,996
Genmark Diagnostics, Inc. (a)(d)	2,578	29,286
Hansen Medical, Inc. (a)(d)	5,560	4,648
HeartWare International, Inc. (a)(d)	1,163	85,515
Hologic, Inc. (a)(d)	18,686	500,785
ICU Medical, Inc. (a)	1,204	100,763
IDEXX Laboratories, Inc. (a)	3,228	482,102
Imris, Inc. (a)	4,380	1,095
Inogen, Inc.	1,764	42,848
Insulet Corp. (a)(d)	3,618	168,563
Integra LifeSciences Holdings Corp. (a)	2,379	117,142
Intuitive Surgical, Inc. (a)	2,334	1,208,475
K2M Group Holdings, Inc.	2,288	43,266
Ldr Holding Corp. (a)(d)	1,734	56,580
LeMaitre Vascular, Inc.	2,582	19,107
Lumenis Ltd. Class B	1,528	15,509
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp. (a)(d)	3,657	$ 95,996
Mazor Robotics Ltd. sponsored ADR (a)	570	6,099
Meridian Bioscience, Inc.	2,756	45,336
Merit Medical Systems, Inc. (a)	2,507	37,104
Natus Medical, Inc. (a)	1,786	61,135
Neogen Corp. (a)	2,237	99,121
Neovasc, Inc. (a)	3,392	21,447
Novadaq Technologies, Inc. (a)	3,814	54,731
NuVasive, Inc. (a)	2,930	128,715
NxStage Medical, Inc. (a)	3,881	67,064
Ocular Therapeutix, Inc.	952	16,108
OraSure Technologies, Inc. (a)	2,975	26,805
Orthofix International NV (a)	1,084	30,265
Oxford Immunotec Global PLC (a)(d)	1,332	17,423
PhotoMedex, Inc. (a)(d)	1,585	2,726
Quidel Corp. (a)	2,536	70,653
ReWalk Robotics Ltd. (a)	868	22,898
Rockwell Medical Technologies, Inc. (a)(d)	2,739	24,514
RTI Biologics, Inc. (a)	4,481	21,957
Sirona Dental Systems, Inc. (a)	3,682	318,088
Staar Surgical Co. (a)(d)	2,308	21,257
Stereotaxis, Inc. (a)	363	577
SurModics, Inc. (a)	1,150	24,162
Synergetics U.S.A., Inc. (a)	2,500	8,700
Syneron Medical Ltd. (a)	2,179	22,400
Tandem Diabetes Care, Inc.	1,211	17,111
TearLab Corp. (a)(d)	1,658	4,618
The Spectranetics Corp. (a)(d)	2,403	78,890
Thoratec Corp. (a)	3,750	116,963
Tornier NV (a)	3,500	93,415
Trinity Biotech PLC sponsored ADR	1,610	27,628
TriVascular Technologies, Inc.	2,181	29,378
Unilife Corp. (a)(d)	6,306	19,738
Utah Medical Products, Inc.	330	19,163
Vascular Solutions, Inc. (a)	888	22,839
Veracyte, Inc. (a)	1,316	8,580
Vermillion, Inc. (a)(d)	938	1,482
Volcano Corp. (a)	3,386	37,449
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)	3,469	$ 101,607
Zeltiq Aesthetics, Inc. (a)	2,908	79,592
		6,725,333
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(d)	4,011	248,722
Addus HomeCare Corp. (a)	854	19,710
Air Methods Corp. (a)(d)	2,475	109,841
Alliance Healthcare Services, Inc. (a)	753	16,958
Almost Family, Inc. (a)	531	14,661
Amedisys, Inc. (a)	2,776	70,566
AmSurg Corp. (a)	3,208	165,437
Bio-Reference Laboratories, Inc. (a)	2,107	59,628
BioScrip, Inc. (a)(d)	4,802	31,117
BioTelemetry, Inc. (a)	1,936	19,108
Catamaran Corp. (a)	13,526	689,489
Corvel Corp. (a)	1,457	50,500
Cross Country Healthcare, Inc. (a)	1,756	18,737
Express Scripts Holding Co. (a)	48,342	4,019,637
Gentiva Health Services, Inc. (a)	3,033	58,871
HealthEquity, Inc. (a)	3,092	76,774
Healthways, Inc. (a)	2,481	38,654
Henry Schein, Inc. (a)	5,460	749,112
iKang Healthcare Group, Inc. sponsored ADR	1,007	19,002
IPC The Hospitalist Co., Inc. (a)	1,054	46,460
LHC Group, Inc. (a)	1,300	30,563
LifePoint Hospitals, Inc. (a)	2,943	203,626
Magellan Health Services, Inc. (a)	1,830	111,978
MWI Veterinary Supply, Inc. (a)(d)	830	135,639
National Research Corp. Class A (a)	1,806	25,573
NeoStem, Inc. (a)	2,564	10,102
Patterson Companies, Inc.	6,989	336,730
PDI, Inc. (a)	1,025	1,968
Premier, Inc. (a)	2,286	77,770
Providence Service Corp. (a)	1,052	41,165
RadNet, Inc. (a)	3,335	28,081
Sharps Compliance Corp. (a)	1,481	6,457
Surgical Care Affiliates, Inc. (a)	2,426	77,147
The Ensign Group, Inc.	1,335	52,626
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
USMD Holdings, Inc. (a)	727	$ 6,034
VCA, Inc. (a)	5,846	276,691
		7,945,134
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	11,933	143,435
athenahealth, Inc. (a)(d)	2,441	286,329
Cerner Corp. (a)	22,010	1,417,444
Computer Programs & Systems, Inc.	711	41,764
HealthStream, Inc. (a)	1,778	50,940
HMS Holdings Corp. (a)(d)	5,811	121,217
MedAssets, Inc. (a)	4,162	80,493
Medidata Solutions, Inc. (a)	3,552	151,706
Merge Healthcare, Inc. (a)	5,654	17,754
Omnicell, Inc. (a)	2,331	75,058
Quality Systems, Inc.	3,804	56,033
		2,442,173
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)	2,926	59,164
Affymetrix, Inc. (a)(d)	5,606	51,183
Albany Molecular Research, Inc. (a)(d)	2,281	37,112
Apricus Biosciences, Inc. (a)(d)	2,284	2,695
Bio-Techne Corp.	2,361	216,291
Bruker BioSciences Corp. (a)	10,933	209,695
Compugen Ltd. (a)	2,455	17,111
Fluidigm Corp. (a)(d)	1,707	52,627
Furiex Pharmaceuticals, Inc. rights (a)	599	5,852
Harvard Bioscience, Inc. (a)	3,304	16,256
ICON PLC (a)	4,034	224,048
Illumina, Inc. (a)	8,995	1,717,056
INC Research Holdings, Inc. Class A	3,125	76,219
Luminex Corp. (a)	2,880	53,280
Nanostring Technologies, Inc. (a)	950	14,165
NeoGenomics, Inc. (a)	4,463	18,923
Pacific Biosciences of California, Inc. (a)	4,130	27,919
PAREXEL International Corp. (a)	3,613	211,397
PRA Health Sciences, Inc.	3,645	79,607
QIAGEN NV (a)	15,026	359,572
Sequenom, Inc. (a)(d)	8,700	26,100
VWR Corp.	8,659	232,148
		3,708,420
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(d)	2,839	$ 18,908
Achaogen, Inc. (a)	1,365	12,585
Acura Pharmaceuticals, Inc. (a)	2,683	1,395
Aerie Pharmaceuticals, Inc. (a)(d)	1,316	34,703
Akorn, Inc. (a)(d)	7,062	282,974
Alcobra Pharma Ltd. (a)	956	3,489
Alexza Pharmaceuticals, Inc. (a)	605	859
Alimera Sciences, Inc. (a)	3,088	18,127
Amphastar Pharmaceuticals, Inc. (a)	3,568	37,214
ANI Pharmaceuticals, Inc. (a)	678	36,687
Aratana Therapeutics, Inc. (a)	1,641	21,743
Assembly Biosciences, Inc. (a)	243	2,017
AstraZeneca PLC rights (a)	1,845	0
Auxilium Pharmaceuticals, Inc. (a)(d)	3,419	118,161
Avanir Pharmaceuticals, Inc. Class A (a)(d)	12,709	189,618
Bio Path Holdings, Inc. (a)(d)	11,969	29,444
Biodelivery Sciences International, Inc. (a)(d)	2,747	42,166
Cardiome Pharma Corp. (a)	854	7,097
Cempra, Inc. (a)(d)	2,257	32,478
Corcept Therapeutics, Inc. (a)	5,787	17,535
Cumberland Pharmaceuticals, Inc. (a)	1,981	10,242
DepoMed, Inc. (a)	3,853	59,683
Dermira, Inc.	1,086	18,734
Durect Corp. (a)	6,531	6,204
Egalet Corp. (d)	1,189	7,158
Endo Health Solutions, Inc. (a)(d)	9,916	725,554
Endocyte, Inc. (a)	2,133	13,843
Flamel Technologies SA sponsored ADR (a)	1,725	24,650
GW Pharmaceuticals PLC ADR (a)(d)	878	67,984
Horizon Pharma PLC (a)(d)	6,406	81,869
Impax Laboratories, Inc. (a)	4,761	152,114
Imprimis Pharmaceuticals, Inc. (a)(d)	1,187	9,757
Intersect ENT, Inc.	1,428	24,704
Intra-Cellular Therapies, Inc. (a)(d)	1,875	26,944
Jazz Pharmaceuticals PLC (a)	3,945	698,620
MediWound Ltd. (a)	2,752	16,264
Mylan, Inc. (a)	24,283	1,423,227
Nektar Therapeutics (a)	8,752	145,896
NeuroBioPharm, Inc.:
Class A (a)(d)	76	7
warrants (a)(d)	153	0
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ocera Therapeutics, Inc. (a)	981	$ 7,789
Oculus Innovative Sciences, Inc. (a)	962	1,443
Omeros Corp. (a)(d)	2,009	44,861
Pacira Pharmaceuticals, Inc. (a)(d)	2,228	209,276
Pain Therapeutics, Inc. (a)	3,626	6,563
Pernix Therapeutics Holdings, Inc. (a)(d)	3,056	31,691
Phibro Animal Health Corp. Class A	1,119	34,197
Pozen, Inc.	1,981	17,611
Relypsa, Inc. (d)	1,967	48,959
Repros Therapeutics, Inc. (a)	1,462	12,515
Revance Therapeutics, Inc. (d)	2,108	34,656
Sagent Pharmaceuticals, Inc. (a)(d)	2,351	67,779
Salix Pharmaceuticals Ltd. (a)(d)	4,114	422,467
SciClone Pharmaceuticals, Inc. (a)	3,176	26,964
Shire PLC sponsored ADR	3,397	725,599
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	2,831	33,179
Supernus Pharmaceuticals, Inc. (a)(d)	4,360	38,630
Tetraphase Pharmaceuticals, Inc. (a)	1,934	51,058
The Medicines Company (a)	4,276	114,640
Theravance Biopharma, Inc. (a)	2,188	34,614
Theravance, Inc. (d)	7,667	116,002
VIVUS, Inc. (a)(d)	6,381	21,376
XenoPort, Inc. (a)	6,543	58,233
Zogenix, Inc. (a)(d)	11,417	13,015
ZS Pharma, Inc.	1,188	51,036
		6,644,807
TOTAL HEALTH CARE		76,787,469
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	1,582	43,837
American Science & Engineering, Inc.	413	20,187
API Technologies Corp. (a)	4,764	10,028
Astronics Corp. (a)	1,242	60,883
BE Aerospace, Inc. (a)	6,856	533,877
Elbit Systems Ltd.	2,753	159,646
Erickson Air-Crane, Inc. (a)	651	6,875
Innovative Solutions & Support, Inc. (a)	1,426	4,192
KEYW Holding Corp. (a)	2,406	26,009
Kratos Defense & Security Solutions, Inc. (a)	4,581	23,546
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	761	$ 10,684
Taser International, Inc. (a)(d)	3,254	69,896
		969,660
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	5,508	43,789
Atlas Air Worldwide Holdings, Inc. (a)(d)	1,712	78,153
C.H. Robinson Worldwide, Inc.	9,530	702,742
Echo Global Logistics, Inc. (a)(d)	1,657	46,479
Expeditors International of Washington, Inc.	12,508	585,625
Forward Air Corp.	2,000	97,920
Hub Group, Inc. Class A (a)	2,305	86,714
Park-Ohio Holdings Corp.	839	47,127
UTi Worldwide, Inc. (a)(d)	6,656	78,541
		1,767,090
Airlines - 0.8%
Allegiant Travel Co.	1,186	166,348
American Airlines Group, Inc.	46,308	2,247,327
Hawaiian Holdings, Inc. (a)	3,985	80,856
JetBlue Airways Corp. (a)(d)	18,657	272,952
Republic Airways Holdings, Inc. (a)	2,806	37,264
Ryanair Holdings PLC sponsored ADR (a)(d)	7,443	468,090
SkyWest, Inc.	3,779	47,238
Spirit Airlines, Inc. (a)	4,689	387,733
Virgin America, Inc.	2,682	101,058
		3,808,866
Building Products - 0.1%
AAON, Inc.	3,915	81,119
American Woodmark Corp. (a)	1,061	42,260
Apogee Enterprises, Inc.	2,006	90,731
Builders FirstSource, Inc. (a)(d)	6,910	42,566
China Ceramics Co. Ltd.	1,391	1,113
Gibraltar Industries, Inc. (a)	1,881	26,992
Insteel Industries, Inc.	1,526	33,313
Nortek, Inc. (a)	935	74,548
Patrick Industries, Inc. (a)	751	33,487
PGT, Inc. (a)	3,808	35,833
Universal Forest Products, Inc.	1,325	63,256
		525,218
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	5,878	$ 23,159
CECO Environmental Corp. (d)	1,662	23,534
China Recycling Energy Corp. (a)	2,650	3,074
Cintas Corp. (d)	7,593	555,428
Copart, Inc. (a)	8,188	297,552
Courier Corp.	725	9,998
Fuel Tech, Inc. (a)	1,611	6,798
G&K Services, Inc. Class A	1,161	75,581
Healthcare Services Group, Inc.	4,753	143,350
Heritage-Crystal Clean, Inc. (a)	1,582	26,103
Herman Miller, Inc.	3,660	111,227
Industrial Services of America, Inc. (a)	759	3,712
InnerWorkings, Inc. (a)(d)	4,105	30,705
Interface, Inc.	4,905	74,164
Intersections, Inc. (d)	1,101	4,426
Kimball International, Inc. Class B	2,202	20,677
Matthews International Corp. Class A	2,380	109,647
McGrath RentCorp.	1,625	57,298
Mobile Mini, Inc.	3,156	130,942
Multi-Color Corp.	929	50,946
Performant Financial Corp. (a)	2,775	18,870
Perma-Fix Environmental Services, Inc. (a)	925	4,070
Quest Resource Holding Corp. (a)(d)	5,864	8,092
R.R. Donnelley & Sons Co.	13,080	220,267
SP Plus Corp. (a)	1,894	39,357
Stericycle, Inc. (a)	5,350	689,722
Swisher Hygiene, Inc. (a)	1,001	2,212
Tetra Tech, Inc.	4,212	114,482
U.S. Ecology, Inc. (d)	1,386	55,191
United Stationers, Inc.	2,763	113,449
West Corp.	5,927	185,159
		3,209,192
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	583	7,404
Aegion Corp. (a)	2,655	50,578
Foster Wheeler AG	268	7,638
Great Lakes Dredge & Dock Corp. (a)	4,204	31,866
Integrated Electrical Services, Inc. (a)	1,469	11,253
Layne Christensen Co. (a)(d)	1,486	10,551
MYR Group, Inc. (a)	1,425	36,979
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Northwest Pipe Co. (a)	800	$ 26,432
Primoris Services Corp.	3,615	94,532
Sterling Construction Co., Inc. (a)	2,344	15,681
		292,914
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,538	2,891
American Superconductor Corp. (a)(d)	3,258	3,209
Ballard Power Systems, Inc. (a)(d)	8,181	18,673
Broadwind Energy, Inc. (a)	602	4,190
Capstone Turbine Corp. (a)(d)	20,912	17,566
Encore Wire Corp.	1,181	43,307
Enphase Energy, Inc. (a)(d)	2,337	24,562
Franklin Electric Co., Inc.	3,062	115,009
FuelCell Energy, Inc. (a)(d)	15,802	26,389
Highpower International, Inc. (a)	780	4,290
Hydrogenics Corp. (a)	429	6,032
Jinpan International Ltd.	1,187	8,819
LSI Industries, Inc.	1,156	7,791
Ocean Power Technologies, Inc. (a)	975	1,014
Plug Power, Inc. (a)(d)	13,326	50,905
Powell Industries, Inc.	969	41,231
Power Solutions International, Inc. (a)(d)	715	46,940
Preformed Line Products Co.	690	32,554
Real Goods Solar, Inc. Class A (a)(d)	1,857	1,467
Revolution Lighting Technologies, Inc. (a)(d)	4,812	5,871
SolarCity Corp. (a)(d)	5,968	328,240
Ultralife Corp. (a)	1,501	4,338
Vicor Corp. (a)	2,581	31,488
		826,776
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,464	55,440
Machinery - 0.8%
Adept Technology, Inc. (a)(d)	733	6,318
Altra Industrial Motion Corp. (d)	1,931	59,147
American Railcar Industries, Inc.	1,408	83,044
ARC Group Worldwide, Inc. (a)(d)	1,028	12,285
Astec Industries, Inc.	1,511	59,337
Chart Industries, Inc. (a)	2,041	81,048
Columbus McKinnon Corp. (NY Shares)	1,475	39,397
Commercial Vehicle Group, Inc. (a)	2,260	14,803
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp.	750	$ 12,030
Energy Recovery, Inc. (a)(d)	2,956	14,041
ExOne Co. (a)(d)	830	19,372
FreightCar America, Inc.	761	22,016
Hardinge, Inc.	1,407	17,236
Hurco Companies, Inc.	375	13,020
L.B. Foster Co. Class A	564	26,141
Lincoln Electric Holdings, Inc.	5,054	364,090
Manitex International, Inc. (a)	913	10,052
Middleby Corp. (a)	3,737	357,407
NN, Inc.	1,464	30,993
Nordson Corp.	3,951	308,771
Omega Flex, Inc.	600	17,934
PACCAR, Inc.	22,889	1,534,021
PMFG, Inc. (a)	925	6,031
RBC Bearings, Inc.	1,508	95,879
Sun Hydraulics Corp.	1,750	70,473
Tecumseh Products Co. (a)	1,792	5,734
TriMas Corp. (a)	3,175	98,838
Twin Disc, Inc.	575	13,156
Westport Innovations, Inc. (a)(d)	3,603	17,006
Woodward, Inc.	4,030	208,270
		3,617,890
Marine - 0.0%
Diana Containerships, Inc.	2,501	5,577
DryShips, Inc.	47,590	62,343
Euroseas Ltd. (a)	2,275	2,115
Knightsbridge Shipping Ltd. (d)	1,561	8,913
Paragon Shipping, Inc. Class A (a)	2,193	7,105
Rand Logistics, Inc. (a)	1,760	7,621
Star Bulk Carriers Corp. (a)(d)	4,988	41,450
Ultrapetrol (Bahamas) Ltd. (a)	9,711	22,821
		157,945
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(d)	1,692	62,181
Acacia Research Corp.	2,984	56,756
Advisory Board Co. (a)	2,404	102,410
Barrett Business Services, Inc.	456	9,950
Corp. Resources Services, Inc. (a)(d)	8,380	10,056
CRA International, Inc. (a)	800	23,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc.	1,015	$ 77,201
Heidrick & Struggles International, Inc.	1,256	25,145
Hudson Global, Inc. (a)	1,626	4,561
Huron Consulting Group, Inc. (a)	1,386	95,856
ICF International, Inc. (a)	1,327	51,461
Kelly Services, Inc. Class A (non-vtg.)	2,114	32,640
Kforce, Inc.	2,640	61,618
Lightbridge Corp. (a)	1,189	2,437
Odyssey Marine Exploration, Inc. (a)(d)	6,529	7,704
Paylocity Holding Corp. (a)(d)	3,178	92,448
Pendrell Corp. (a)	13,377	18,862
Resources Connection, Inc.	2,811	42,643
RPX Corp. (a)	3,883	50,945
Verisk Analytics, Inc. (a)	10,593	656,554
VSE Corp.	331	17,814
		1,503,042
Road & Rail - 0.6%
AMERCO	1,268	352,758
ArcBest Corp.	1,681	72,989
Avis Budget Group, Inc. (a)	6,702	403,125
Covenant Transport Group, Inc. Class A (a)	1,426	37,475
Heartland Express, Inc.	5,808	154,086
J.B. Hunt Transport Services, Inc.	7,359	607,338
Landstar System, Inc.	2,909	233,825
Marten Transport Ltd.	1,959	42,119
Old Dominion Freight Lines, Inc. (a)	5,606	454,310
P.A.M. Transportation Services, Inc. (a)	777	35,307
Patriot Transportation Holding, Inc. (a)	726	27,356
Quality Distribution, Inc. (a)	1,406	16,970
Saia, Inc. (a)	1,585	87,920
Student Transportation, Inc.	6,717	42,763
U.S.A. Truck, Inc. (a)	700	13,993
Universal Truckload Services, Inc.	2,134	58,600
Werner Enterprises, Inc.	4,478	138,908
YRC Worldwide, Inc. (a)(d)	2,106	50,565
		2,830,407
Trading Companies & Distributors - 0.3%
Aceto Corp.	1,606	33,726
Beacon Roofing Supply, Inc. (a)	3,261	88,308
DXP Enterprises, Inc. (a)	977	57,409
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Fastenal Co.	19,244	$ 869,829
General Finance Corp. (a)(d)	2,255	20,521
H&E Equipment Services, Inc.	2,150	75,250
HD Supply Holdings, Inc. (a)	12,584	365,943
Houston Wire & Cable Co.	1,286	16,487
Lawson Products, Inc. (a)	1,000	22,780
Rush Enterprises, Inc.:
Class A (a)	1,733	60,794
Class B (a)	1,035	31,309
Stock Building Supply Holdings, Inc. (a)	1,464	23,439
Titan Machinery, Inc. (a)(d)	1,386	17,782
Willis Lease Finance Corp. (a)	953	20,766
		1,704,343
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	330	12,068
TOTAL INDUSTRIALS		21,280,851
INFORMATION TECHNOLOGY - 48.4%
Communications Equipment - 4.5%
ADTRAN, Inc.	4,058	84,772
Alliance Fiber Optic Products, Inc.	1,366	17,321
Applied Optoelectronics, Inc. (a)(d)	900	9,765
Arris Group, Inc. (a)	9,664	287,697
Aruba Networks, Inc. (a)	6,909	129,267
AudioCodes Ltd. (a)	3,300	15,807
Aviat Networks, Inc. (a)	5,035	7,603
Bel Fuse, Inc. Class B (non-vtg.)	611	16,179
Black Box Corp.	1,300	30,134
Brocade Communications Systems, Inc.	28,487	322,188
CalAmp Corp. (a)(d)	2,059	38,483
Ceragon Networks Ltd. (a)	2,226	2,404
Cisco Systems, Inc.	332,066	9,178,304
Clearfield, Inc. (a)(d)	1,090	14,279
CommScope Holding Co., Inc. (a)	12,307	273,215
Communications Systems, Inc.	1,457	16,726
Comtech Telecommunications Corp.	1,029	40,841
Digi International, Inc. (a)	2,237	15,972
DragonWave, Inc. (a)(d)	2,330	2,445
EchoStar Holding Corp. Class A (a)	2,954	159,162
EMCORE Corp. (a)	4,270	22,204
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EXFO, Inc. (sub. vtg.) (a)	1,507	$ 5,113
Extreme Networks, Inc. (a)	5,862	21,220
F5 Networks, Inc. (a)	4,771	616,365
Finisar Corp. (a)(d)	6,416	109,393
Gilat Satellite Networks Ltd. (a)	4,036	19,615
Harmonic, Inc. (a)(d)	6,586	46,102
Infinera Corp. (a)(d)	8,232	112,202
InterDigital, Inc. (d)	2,485	123,952
Ituran Location & Control Ltd.	1,446	31,277
Ixia (a)	5,000	51,850
JDS Uniphase Corp. (a)	15,475	206,437
KVH Industries, Inc. (a)	851	10,399
Meru Networks, Inc. (a)(d)	3,157	11,681
Mitel Networks Corp. (a)(d)	6,261	66,492
NETGEAR, Inc. (a)	2,435	84,543
Novatel Wireless, Inc. (a)	3,327	10,380
NumereX Corp. Class A (a)	1,384	15,196
Oclaro, Inc. (a)	4,784	8,611
Oplink Communications, Inc.	1,137	27,481
Parkervision, Inc. (a)(d)	6,807	7,011
PC-Tel, Inc.	1,856	15,275
Polycom, Inc. (a)	9,618	126,669
Procera Networks, Inc. (a)	900	6,174
QUALCOMM, Inc.	108,636	7,919,564
Radware Ltd. (a)	2,488	50,407
Riverbed Technology, Inc. (a)	10,675	220,706
ShoreTel, Inc. (a)	4,506	33,705
Sierra Wireless, Inc. (a)(d)	2,188	80,880
Silicom Ltd.	575	20,700
Sonus Networks, Inc. (a)	18,775	69,468
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	13,994	176,184
Tessco Technologies, Inc.	577	16,110
Ubiquiti Networks, Inc. (d)	5,830	168,487
UTStarcom Holdings Corp. (a)	2,307	6,252
ViaSat, Inc. (a)(d)	3,051	202,281
Westell Technologies, Inc. Class A (a)	4,628	6,063
Wi-Lan, Inc.	7,952	25,174
		21,414,187
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	1,750	21,490
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CDW Corp.	11,382	$ 399,281
Cognex Corp. (a)(d)	5,758	234,408
Coherent, Inc. (a)	1,855	102,693
Control4 Corp. (a)	1,464	22,077
CUI Global, Inc. (a)	1,742	12,908
Daktronics, Inc.	2,931	34,967
Deswell Industries, Inc.	1,431	3,163
DTS, Inc. (a)	1,006	32,444
Echelon Corp. (a)	3,050	5,521
Electro Rent Corp.	1,800	25,110
Electro Scientific Industries, Inc.	2,225	15,953
FARO Technologies, Inc. (a)	1,150	63,170
FEI Co.	2,741	234,739
Flextronics International Ltd. (a)	37,689	417,971
FLIR Systems, Inc.	9,303	295,184
GSI Group, Inc. (a)	2,500	31,700
Hollysys Automation Technologies Ltd. (a)(d)	4,310	109,948
I. D. Systems Inc. (a)	1,001	6,396
Identiv, Inc. (a)	513	5,925
II-VI, Inc. (a)	3,962	52,576
Insight Enterprises, Inc. (a)	2,713	63,566
IPG Photonics Corp. (a)	3,453	248,927
Itron, Inc. (a)	2,563	103,545
Kimball Electronics, Inc. (a)	1,651	18,161
Littelfuse, Inc.	1,585	152,366
LoJack Corp. (a)	1,751	4,763
Maxwell Technologies, Inc. (a)	1,825	18,779
Mercury Systems, Inc. (a)	2,661	34,380
Mesa Laboratories, Inc.	227	16,732
MTS Systems Corp.	958	63,544
Multi-Fineline Electronix, Inc. (a)	1,856	18,783
National Instruments Corp.	8,304	267,306
Neonode, Inc. (a)	2,313	5,667
NetList, Inc. (a)	3,786	3,029
Newport Corp. (a)	2,934	51,668
Orbotech Ltd. (a)	2,350	34,804
OSI Systems, Inc. (a)	1,186	83,696
PC Connection, Inc.	2,083	46,597
PC Mall, Inc. (a)	1,618	15,614
Plexus Corp. (a)	2,330	90,893
RadiSys Corp. (a)	1,556	3,734
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	802	$ 8,116
Rofin-Sinar Technologies, Inc. (a)	1,861	50,098
Sanmina Corp. (a)	5,132	126,247
ScanSource, Inc. (a)	2,006	77,953
Speed Commerce, Inc. (a)	2,426	7,205
Tech Data Corp. (a)	2,425	151,150
Trimble Navigation Ltd. (a)	17,014	478,519
TTM Technologies, Inc. (a)(d)	4,838	32,705
Uni-Pixel, Inc. (a)	726	4,596
Universal Display Corp. (a)(d)	3,077	85,356
Viasystems Group, Inc. (a)	1,178	18,412
Zebra Technologies Corp. Class A (a)	3,300	241,395
		4,755,930
Internet Software & Services - 11.3%
21Vianet Group, Inc. ADR (a)	2,875	54,108
Actua Corp. (a)	2,425	40,886
Akamai Technologies, Inc. (a)	11,671	754,063
Angie's List, Inc. (a)(d)	4,302	25,554
Autobytel, Inc. (a)	581	6,176
Baidu.com, Inc. sponsored ADR (a)	17,951	4,399,970
Bazaarvoice, Inc. (a)(d)	4,575	33,672
Benefitfocus, Inc. (a)	1,652	44,753
Blucora, Inc. (a)	3,417	48,556
Borderfree, Inc. (a)(d)	1,477	14,785
Brightcove, Inc. (a)	2,400	14,712
Carbonite, Inc. (a)	1,712	20,013
China Finance Online Co. Ltd. ADR (a)(d)	1,525	11,026
ChinaCache International Holdings Ltd. sponsored ADR (a)	982	9,957
Cimpress NV (a)(d)	2,137	143,371
comScore, Inc. (a)	2,418	106,319
Constant Contact, Inc. (a)(d)	2,000	65,360
Conversant, Inc. (a)	3,929	137,594
Cornerstone OnDemand, Inc. (a)	3,536	112,339
CoStar Group, Inc. (a)	2,139	364,186
Criteo SA sponsored ADR	2,800	113,064
DealerTrack Holdings, Inc. (a)(d)	3,481	164,164
Digital River, Inc. (a)	2,531	64,262
E2open, Inc. (a)(d)	1,510	10,162
EarthLink Holdings Corp.	7,425	32,596
eBay, Inc. (a)	80,637	4,425,359
eGain Communications Corp. (a)	1,550	7,967
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Endurance International Group Holdings, Inc. (a)	8,084	$ 134,356
Equinix, Inc.	3,526	801,001
Facebook, Inc. Class A (a)	145,286	11,288,722
Five9, Inc.	4,682	20,648
GigaMedia Ltd. (a)	3,551	3,587
Global Eagle Entertainment, Inc. (a)(d)	5,138	68,130
Gogo, Inc. (a)(d)	5,330	84,321
Google, Inc.:
Class A (a)	18,564	10,193,121
Class C (a)	21,675	11,744,165
HomeAway, Inc. (a)	5,828	182,766
IAC/InterActiveCorp	5,054	329,925
Internap Network Services Corp. (a)	3,807	30,190
iPass, Inc. (a)	6,282	8,669
j2 Global, Inc.	3,304	186,808
Limelight Networks, Inc. (a)	7,625	20,816
Liquidity Services, Inc. (a)	1,981	20,820
LiveDeal, Inc. (a)	1,107	3,376
LivePerson, Inc. (a)	3,825	49,496
LogMeIn, Inc. (a)	1,752	88,599
Marchex, Inc. Class B	2,267	8,229
Marketo, Inc. (a)(d)	2,633	84,151
MercadoLibre, Inc.	2,856	402,525
Net Element International, Inc. (a)(d)	1,614	2,566
NetEase, Inc. sponsored ADR (d)	4,906	518,417
NIC, Inc.	4,683	84,388
Perficient, Inc. (a)	2,526	43,725
Perion Network Ltd. (a)(d)	4,338	22,558
Points International Ltd. (a)	1,329	17,649
QuinStreet, Inc. (a)	2,913	13,196
RealNetworks, Inc. (a)	2,305	16,158
Rediff.com India Ltd. sponsored ADR (a)(d)	1,000	1,970
Reis, Inc.	625	15,725
Rocket Fuel, Inc. (a)	2,303	37,654
SciQuest, Inc. (a)	1,330	19,830
Sify Technologies Ltd. sponsored ADR	2,900	4,611
SINA Corp. (a)	4,264	161,819
Sohu.com, Inc. (a)	2,458	124,399
SPS Commerce, Inc. (a)	1,144	66,672
Stamps.com, Inc. (a)	1,125	53,156
Support.com, Inc. (a)	4,575	9,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Synacor, Inc. (a)	7,059	$ 11,506
TechTarget, Inc. (a)	2,500	25,300
TheStreet.com, Inc.	4,462	9,906
Travelzoo, Inc. (a)	1,251	16,426
TrueCar, Inc. (d)	4,543	87,044
Tucows, Inc. (a)	966	17,137
United Online, Inc.	765	9,991
Unwired Planet, Inc. (a)	6,327	8,668
VeriSign, Inc. (a)(d)	7,977	479,418
Web.com Group, Inc. (a)(d)	3,412	57,902
WebMD Health Corp. (a)(d)	2,633	96,210
Weibo Corp. sponsored ADR (d)	819	14,701
Wix.com Ltd. (a)	2,352	50,356
Xoom Corp. (a)(d)	2,678	37,519
Yahoo!, Inc. (a)	64,526	3,338,575
Yandex NV (a)	15,739	392,216
YY, Inc. ADR (a)(d)	1,969	150,530
Zillow, Inc. (a)(d)	2,139	253,172
Zix Corp. (a)	3,704	11,705
		53,261,595
IT Services - 2.2%
Acxiom Corp. (a)	4,841	92,124
Amdocs Ltd.	10,428	508,313
Automatic Data Processing, Inc.	31,154	2,668,029
Blackhawk Network Holdings, Inc. (a)	3,557	126,949
Blackhawk Network Holdings, Inc. (a)(d)	1,410	51,211
Cardtronics, Inc. (a)(d)	2,981	116,736
Cass Information Systems, Inc.	775	35,286
China Information Technology, Inc. (a)	1,580	6,778
Cognizant Technology Solutions Corp. Class A (a)	39,191	2,115,922
Computer Task Group, Inc.	1,187	11,063
CSG Systems International, Inc.	2,256	56,671
Datalink Corp. (a)	1,506	18,403
Euronet Worldwide, Inc. (a)	3,306	191,979
ExlService Holdings, Inc. (a)	2,409	67,524
Fiserv, Inc. (a)	15,990	1,143,125
Forrester Research, Inc.	1,059	42,053
Hackett Group, Inc.	2,825	25,114
iGATE Corp. (a)	3,960	146,322
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Information Services Group, Inc.	2,076	$ 8,221
Innodata, Inc. (a)	2,101	6,051
Jack Henry & Associates, Inc.	5,275	324,202
Lionbridge Technologies, Inc. (a)	3,576	18,130
ManTech International Corp. Class A	1,330	40,060
Mattersight Corp. (a)	1,753	10,395
ModusLink Global Solutions, Inc. (a)(d)	2,775	9,185
MoneyGram International, Inc. (a)	3,500	30,170
NCI, Inc. Class A (a)	811	9,724
Paychex, Inc.	23,340	1,106,549
PFSweb, Inc. (a)	676	7,382
Planet Payment, Inc. (a)	5,143	8,332
PRG-Schultz International, Inc. (a)	2,881	14,981
QIWI PLC Class B sponsored ADR	2,138	59,522
Sabre Corp. (d)	17,612	330,049
Sapient Corp. (a)	9,214	227,586
ServiceSource International, Inc. (a)(d)	4,330	17,623
Sykes Enterprises, Inc. (a)	2,850	66,035
Syntel, Inc. (a)	5,410	240,745
Teletech Holdings, Inc. (a)	3,686	86,142
Virtusa Corp. (a)	1,739	69,682
		10,114,368
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Energy Industries, Inc. (a)	2,500	51,075
Aixtron AG sponsored ADR (a)	308	3,622
Alpha & Omega Semiconductor Ltd. (a)	1,914	16,422
Altera Corp.	20,495	771,022
Ambarella, Inc. (a)(d)	1,856	102,080
Amkor Technology, Inc. (a)	15,343	102,645
Amtech Systems, Inc. (a)	661	5,863
ANADIGICS, Inc. (a)	5,025	4,028
Analog Devices, Inc.	20,487	1,119,410
Applied Materials, Inc.	78,812	1,895,429
Applied Micro Circuits Corp. (a)	4,030	23,817
ARM Holdings PLC sponsored ADR (d)	8,477	363,155
ASM International NV (depositary receipt)	351	14,637
ASML Holding NV	5,292	559,259
Atmel Corp. (a)	27,280	215,785
Audience, Inc. (a)	1,582	5,505
Avago Technologies Ltd.	16,275	1,520,085
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axcelis Technologies, Inc. (a)	7,601	$ 16,342
AXT, Inc. (a)	3,309	8,504
Broadcom Corp. Class A	35,052	1,511,793
Brooks Automation, Inc.	4,709	55,142
Cabot Microelectronics Corp. (a)	1,631	77,146
Camtek Ltd. (a)	2,476	7,651
Canadian Solar, Inc. (a)(d)	3,311	80,424
Cascade Microtech, Inc. (a)	1,337	18,517
Cavium, Inc. (a)(d)	3,612	204,439
Ceva, Inc. (a)	1,750	30,118
China Sunergy Co. Ltd. ADR (a)	730	1,168
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	1,791	37,324
Cirrus Logic, Inc. (a)(d)	4,029	73,690
Cohu, Inc.	1,475	16,889
Cree, Inc. (a)(d)	8,013	291,192
Cypress Semiconductor Corp. (d)	10,650	112,890
Diodes, Inc. (a)	2,706	71,953
DSP Group, Inc. (a)	2,175	23,534
Entegris, Inc. (a)	8,700	117,189
Entropic Communications, Inc. (a)	5,409	12,873
EZchip Semiconductor Ltd. (a)(d)	1,700	32,776
Fairchild Semiconductor International, Inc. (a)	7,936	128,008
First Solar, Inc. (a)(d)	6,428	313,686
FormFactor, Inc. (a)	3,086	24,811
GSI Technology, Inc. (a)	1,288	6,710
Hanwha Solarone Co. Ltd. ADR (a)	2,981	5,038
Himax Technologies, Inc. sponsored ADR	6,732	45,912
Ikanos Communications, Inc. (a)	3,100	1,048
Ikanos Communications, Inc. rights (a)	2,852	0
Integrated Device Technology, Inc. (a)	10,104	188,541
Integrated Silicon Solution, Inc.	1,681	24,324
Intel Corp.	320,507	11,938,886
Intermolecular, Inc. (a)	2,500	5,400
Intersil Corp. Class A	8,231	107,908
IXYS Corp.	2,706	30,930
JA Solar Holdings Co. Ltd. ADR (a)(d)	3,834	33,279
KLA-Tencor Corp.	10,778	748,424
Kopin Corp. (a)	5,506	18,775
Kulicke & Soffa Industries, Inc. (a)	5,665	79,197
Lam Research Corp.	10,577	874,083
Lattice Semiconductor Corp. (a)	8,151	53,389
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Linear Technology Corp.	15,445	$ 710,933
M/A-COM Technology Solutions Holdings, Inc. (a)	2,808	69,723
Marvell Technology Group Ltd.	33,872	485,047
Mattson Technology, Inc. (a)	3,626	9,500
Maxim Integrated Products, Inc.	18,760	554,733
Mellanox Technologies Ltd. (a)(d)	2,827	120,572
Micrel, Inc.	3,984	51,991
Microchip Technology, Inc. (d)	12,907	582,751
Micron Technology, Inc. (a)(d)	69,179	2,486,985
Microsemi Corp. (a)	6,208	168,858
MKS Instruments, Inc.	3,261	118,831
Monolithic Power Systems, Inc.	2,814	135,438
MoSys, Inc. (a)(d)	2,550	4,718
Nanometrics, Inc. (a)	1,331	19,752
Nova Measuring Instruments Ltd. (a)	1,826	19,374
NVE Corp. (a)	375	26,468
NVIDIA Corp.	34,921	732,293
NXP Semiconductors NV (a)	15,401	1,198,352
O2Micro International Ltd. sponsored ADR (a)	2,706	6,224
Omnivision Technologies, Inc. (a)	3,501	101,214
ON Semiconductor Corp. (a)	29,682	268,028
PDF Solutions, Inc. (a)	2,250	29,813
Peregrine Semiconductor Corp. (a)	1,875	23,344
Pericom Semiconductor Corp. (a)	2,256	28,674
Photronics, Inc. (a)	3,726	33,609
Pixelworks, Inc. (a)(d)	988	4,762
PMC-Sierra, Inc. (a)	11,780	96,007
Power Integrations, Inc.	2,107	105,687
QuickLogic Corp. (a)(d)	2,576	7,780
Rambus, Inc. (a)(d)	7,428	88,022
RF Micro Devices, Inc. (a)(d)	18,581	271,468
Rubicon Technology, Inc. (a)	1,581	8,126
SemiLEDs Corp. (a)	1,830	924
Semtech Corp. (a)	4,331	110,267
Sigma Designs, Inc. (a)	1,906	8,691
Silicon Image, Inc. (a)	5,431	30,033
Silicon Laboratories, Inc. (a)	2,714	123,080
Silicon Motion Technology Corp. sponsored ADR	2,051	47,911
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,517	26,061
Skyworks Solutions, Inc.	12,367	834,401
SunEdison Semiconductor Ltd. (d)	2,612	49,106
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunPower Corp. (a)(d)	8,614	$ 242,570
Synaptics, Inc. (a)	2,250	141,728
Tessera Technologies, Inc.	3,834	131,046
Texas Instruments, Inc.	68,905	3,749,810
Tower Semiconductor Ltd. (a)(d)	1,107	14,236
TriQuint Semiconductor, Inc. (a)	11,742	286,153
Ultra Clean Holdings, Inc. (a)	1,776	15,433
Ultratech, Inc. (a)	1,655	32,223
Veeco Instruments, Inc. (a)(d)	2,502	93,600
Vitesse Semiconductor Corp. (a)	3,408	11,315
Xcerra Corp. (a)	3,379	27,066
Xilinx, Inc.	17,425	791,792
		39,540,265
Software - 9.8%
ACI Worldwide, Inc. (a)	7,875	153,169
Activision Blizzard, Inc.	46,605	1,008,998
Actuate Corp. (a)	2,900	10,440
Adobe Systems, Inc. (a)	32,206	2,372,938
Advent Software, Inc.	3,500	110,355
Allot Communications Ltd. (a)	2,770	26,177
American Software, Inc. Class A	652	5,914
ANSYS, Inc. (a)	5,981	499,533
Aspen Technology, Inc. (a)	5,936	224,025
Autodesk, Inc. (a)	14,841	920,142
Blackbaud, Inc.	2,835	120,317
BluePhoenix Solutions Ltd. (a)	525	1,827
Bottomline Technologies, Inc. (a)(d)	2,587	63,433
BroadSoft, Inc. (a)	1,760	47,467
CA Technologies, Inc.	28,728	894,877
Cadence Design Systems, Inc. (a)	18,602	351,020
Callidus Software, Inc. (a)	2,708	43,247
CDK Global, Inc.	10,384	395,319
Changyou.com Ltd. (A Shares) ADR (a)	614	14,245
Check Point Software Technologies Ltd. (a)(d)	12,461	963,360
China Mobile Games & Entertainment Group Ltd. ADR (a)(d)	510	13,046
Citrix Systems, Inc. (a)	10,677	707,992
ClickSoftware Technologies Ltd. (a)	1,833	13,912
CommVault Systems, Inc. (a)	2,787	131,825
Compuware Corp.	13,460	138,907
Comverse, Inc. (a)	1,330	26,667
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Concur Technologies, Inc. (a)(d)	3,766	$ 485,098
Covisint Corp. (a)	4,238	9,747
CyberArk Software Ltd. (a)(d)	1,902	78,591
Datawatch Corp. (a)(d)	855	7,789
Descartes Systems Group, Inc. (a)	5,847	87,948
Digimarc Corp.	650	15,711
Ebix, Inc. (d)	2,137	34,641
Electronic Arts, Inc. (a)	20,228	888,616
EnerNOC, Inc. (a)(d)	2,261	32,988
Envivio, Inc. (a)	2,510	4,016
EPIQ Systems, Inc.	2,500	38,350
ePlus, Inc. (a)	477	32,837
FalconStor Software, Inc. (a)	4,226	4,395
FireEye, Inc. (a)(d)	9,678	293,147
Fortinet, Inc. (a)	10,890	300,128
Glu Mobile, Inc. (a)(d)	8,834	32,288
Guidance Software, Inc. (a)	2,152	12,546
Informatica Corp. (a)	7,469	271,722
Interactive Intelligence Group, Inc. (a)(d)	1,227	55,497
Intuit, Inc.	18,369	1,724,298
Jive Software, Inc. (a)	4,153	24,503
Kofax Ltd. (a)	6,989	46,826
KongZhong Corp. sponsored ADR	1,660	10,856
Magic Software Enterprises Ltd.	3,126	22,382
Majesco Entertainment Co. (a)	576	369
Manhattan Associates, Inc. (a)	5,045	199,580
Mentor Graphics Corp.	7,691	170,817
Microsoft Corp.	533,476	25,505,488
MicroStrategy, Inc. Class A (a)	575	98,751
Mitek Systems, Inc. (a)(d)	1,558	5,391
MobileIron, Inc.	4,640	43,013
Monotype Imaging Holdings, Inc.	2,581	71,339
Net 1 UEPS Technologies, Inc. (a)	3,330	40,826
NetScout Systems, Inc. (a)	2,830	107,965
NICE Systems Ltd. sponsored ADR	2,631	124,262
Nuance Communications, Inc. (a)	20,635	312,208
Open Text Corp.	8,066	477,400
Parametric Technology Corp. (a)	7,808	305,059
Park City Group, Inc. (a)(d)	1,505	13,786
Pegasystems, Inc.	5,615	117,466
Perfect World Co. Ltd. sponsored ADR Class B	2,625	47,906
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	3,628	$ 93,566
Proofpoint, Inc. (a)(d)	2,717	117,972
QAD, Inc. Class B	275	4,934
Qlik Technologies, Inc. (a)	5,912	182,267
Qualys, Inc. (a)	2,377	84,360
RealPage, Inc. (a)	5,254	108,022
Rovi Corp. (a)	5,755	128,221
Sapiens International Corp. NV (a)(d)	3,858	28,626
SeaChange International, Inc. (a)	2,181	14,635
Shanda Games Ltd. sponsored ADR (a)	4,316	28,270
Smith Micro Software, Inc. (a)	2,226	2,248
Splunk, Inc. (a)	7,815	524,387
SS&C Technologies Holdings, Inc.	5,517	278,884
Sungy Mobile Ltd. ADR	626	3,637
Symantec Corp.	44,439	1,159,414
Synchronoss Technologies, Inc. (a)(d)	2,768	118,553
Synopsys, Inc. (a)	10,103	438,369
Take-Two Interactive Software, Inc. (a)(d)	5,483	151,660
Tangoe, Inc. (a)(d)	2,188	28,455
TeleCommunication Systems, Inc. Class A (a)	2,500	7,675
TeleNav, Inc. (a)	2,936	20,346
The9 Ltd. sponsored ADR (a)	1,306	2,716
TIBCO Software, Inc. (a)	10,990	264,090
TigerLogic Corp. (a)	1,637	1,326
TiVo, Inc. (a)	7,583	92,361
Ultimate Software Group, Inc. (a)(d)	1,850	272,394
Varonis Systems, Inc. (d)	1,704	40,555
Vasco Data Security International, Inc. (a)	3,069	91,456
Verint Systems, Inc. (a)	3,602	216,804
Vringo, Inc. (a)	6,186	6,012
Yodlee, inc.	2,291	27,103
Zynga, Inc. (a)	47,979	124,745
		46,079,761
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	387,942	46,137,904
Astro-Med, Inc.	945	13,655
BlackBerry Ltd. (a)(d)	34,477	358,216
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,975	2,508
Concurrent Computer Corp.	600	4,332
Cray, Inc. (a)(d)	2,483	83,379
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Dot Hill Systems Corp. (a)	5,681	$ 26,473
Electronics for Imaging, Inc. (a)	3,213	142,818
Hutchinson Technology, Inc. (a)	1,756	6,216
Immersion Corp. (a)	2,225	19,291
Intevac, Inc. (a)	1,511	10,728
Logitech International SA	10,838	161,269
NetApp, Inc.	20,693	880,487
QLogic Corp. (a)	6,539	75,460
Qumu Corp. (a)	660	8,349
SanDisk Corp. (d)	14,504	1,500,584
Seagate Technology LLC	21,088	1,394,128
Silicon Graphics International Corp. (a)	1,681	16,154
Smart Technologies, Inc. Class A (a)(d)	2,577	3,711
Stratasys Ltd. (a)(d)	3,177	323,959
Super Micro Computer, Inc. (a)	3,327	110,723
Western Digital Corp.	15,130	1,562,475
		52,842,819
TOTAL INFORMATION TECHNOLOGY		228,008,925
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	2,160	82,642
Advanced Emissions Solutions, Inc. (a)	1,014	20,280
Balchem Corp.	2,000	130,000
Burcon NutraScience Corp. (a)	1,880	4,242
Codexis, Inc. (a)	4,933	11,099
Gulf Resources, Inc. (a)	1,950	2,340
Hawkins, Inc.	503	19,838
Innophos Holdings, Inc.	1,350	73,008
Innospec, Inc.	1,700	72,862
Landec Corp. (a)	1,781	23,402
Marrone Bio Innovations, Inc. (a)(d)	1,529	3,685
Metabolix, Inc. (a)(d)	1,701	936
Methanex Corp.	6,251	323,237
Penford Corp. (a)	786	14,887
Rentech, Inc. (a)	14,704	18,968
Senomyx, Inc. (a)	2,501	14,556
Sigma Aldrich Corp.	7,851	1,072,447
		1,888,429
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
Caesarstone Sdot-Yam Ltd.	2,207	$ 136,834
U.S. Concrete, Inc. (a)(d)	1,204	33,977
United States Lime & Minerals, Inc.	226	15,413
		186,224
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	500	22,365
Silgan Holdings, Inc.	3,944	199,014
UFP Technologies, Inc. (a)	802	17,516
		238,895
Metals & Mining - 0.3%
Century Aluminum Co. (a)	5,776	159,706
China Gerui Adv Mat Group Ltd. (a)	260	575
China Natural Resources, Inc. (a)	1,356	4,339
Globe Specialty Metals, Inc.	4,589	79,527
Handy & Harman Ltd. (a)	1,203	44,860
Haynes International, Inc.	725	32,545
Horsehead Holding Corp. (a)(d)	3,585	55,998
Kaiser Aluminum Corp.	1,235	89,883
Olympic Steel, Inc.	800	13,008
Pan American Silver Corp. (d)	9,978	93,394
Randgold Resources Ltd. sponsored ADR (d)	3,250	210,210
Royal Gold, Inc. (d)	4,134	263,253
Schnitzer Steel Industries, Inc. Class A	1,633	37,232
Silver Standard Resources, Inc. (a)	5,526	28,680
Steel Dynamics, Inc.	14,432	325,297
Sutor Technology Group Ltd. (a)	3,287	2,235
Universal Stainless & Alloy Products, Inc. (a)	435	10,605
		1,451,347
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	3,761	49,984
Pope Resources, Inc. LP	491	32,067
		82,051
TOTAL MATERIALS		3,846,946
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	5,453	42,424
Alaska Communication Systems Group, Inc. (a)	3,412	4,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Atlantic Tele-Network, Inc.	1,300	$ 88,374
B Communications Ltd.	1,752	33,498
Cogent Communications Group, Inc.	2,950	104,489
Consolidated Communications Holdings, Inc.	3,363	92,180
FairPoint Communications, Inc. (a)	1,558	23,448
Frontier Communications Corp.	65,000	458,250
General Communications, Inc. Class A (a)	2,451	29,780
Hawaiian Telcom Holdco, Inc. (a)(d)	580	15,080
inContact, Inc. (a)(d)	4,181	34,535
Inteliquent, Inc.	2,152	39,640
Internet Gold Golden Lines Ltd. (a)	1,200	10,200
Iridium Communications, Inc. (a)	7,340	70,097
Lumos Networks Corp.	1,505	24,893
magicJack VocalTec Ltd. (a)(d)	1,159	9,423
ORBCOMM, Inc. (a)	4,506	29,199
Towerstream Corp. (a)(d)	2,637	4,219
Windstream Holdings, Inc.	38,243	386,637
		1,500,733
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	982	23,185
Boingo Wireless, Inc. (a)	2,075	16,517
Leap Wireless International, Inc. rights	4,142	10,438
NTELOS Holdings Corp.	1,505	12,642
Partner Communications Co. Ltd. ADR (a)	956	5,832
SBA Communications Corp. Class A (a)	8,301	1,009,983
Shenandoah Telecommunications Co.	1,481	43,882
Spok Holdings, Inc.	1,500	23,790
VimpelCom Ltd. sponsored ADR	108,146	567,767
Vodafone Group PLC sponsored ADR	32,351	1,182,429
		2,896,465
TOTAL TELECOMMUNICATION SERVICES		4,397,198
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,029	89,296
Otter Tail Corp.	2,376	68,381
		157,677
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	803	17,224
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	5,236	$ 147,655
Pattern Energy Group, Inc.	3,111	82,535
Terraform Power, Inc. (a)	1,784	59,140
		289,330
Water Utilities - 0.0%
Artesian Resources Corp. Class A	625	13,425
Cadiz, Inc. (a)(d)	1,959	22,215
Connecticut Water Service, Inc.	775	27,009
Consolidated Water Co., Inc.	1,175	14,406
Middlesex Water Co.	1,559	34,360
Pure Cycle Corp. (a)	2,425	12,853
York Water Co.	706	14,261
		138,529
TOTAL UTILITIES		602,760
TOTAL COMMON STOCKS (Cost $358,536,691)		470,362,081
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.11% (b)	101,948	101,948
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	38,370,436	38,370,436
TOTAL MONEY MARKET FUNDS (Cost $38,472,384)		38,472,384
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $397,009,075)		508,834,465
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(37,721,870)
NET ASSETS - 100%		$ 471,112,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 421
Fidelity Securities Lending Cash Central Fund	317,992
Total	$ 318,413
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,563,718	$ 82,550,768	$ 91	$ 12,859
Consumer Staples	18,298,829	18,298,829	-	-
Energy	4,391,327	4,391,327	-	-
Financials	30,184,058	30,184,058	-	-
Health Care	76,787,469	76,781,610	-	5,859
Industrials	21,280,851	21,280,851	-	-
Information Technology	228,008,925	228,008,925	-	-
Materials	3,846,946	3,846,946	-	-
Telecommunication Services	4,397,198	4,386,760	-	10,438
Utilities	602,760	602,760	-	-
Money Market Funds	38,472,384	38,472,384	-	-
Total Investments in Securities:	$ 508,834,465	$ 508,805,218	$ 91	$ 29,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014
Assets
Investment in securities, at value (including securities loaned of $37,085,302) - See accompanying schedule: Unaffiliated issuers (cost $358,536,691)	$ 470,362,081
Fidelity Central Funds (cost $38,472,384)	38,472,384
Total Investments (cost $397,009,075)		$ 508,834,465
Cash		55,728
Foreign currency held at value (cost $(3,845))		3,981
Receivable for investments sold		104,825
Dividends receivable		684,666
Distributions receivable from Fidelity Central Funds		40,475
Prepaid expenses		1,012
Receivable from investment adviser for expense reductions		101,099
Other receivables		51,709
Total assets		509,877,960

Liabilities
Payable for investments purchased	$ 40,604
Accrued management fee	88,943
Distribution and service plan fees payable	94,057
Other affiliated payables	14,416
Other payables and accrued expenses	156,909
Collateral on securities loaned, at value	38,370,436
Total liabilities		38,765,365

Net Assets		$ 471,112,595
Net Assets consist of:
Paid in capital		$ 359,867,428
Undistributed net investment income		969,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,550,272)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		111,825,497
Net Assets, for 2,500,000 shares outstanding		$ 471,112,595
Net Asset Value, offering price and redemption price per share ($471,112,595 ÷ 2,500,000 shares)		$ 188.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014
Investment Income
Dividends		$ 4,573,046
Special dividends		987,174
Income from Fidelity Central Funds (including $317,992 from security lending)		318,413
Total income		5,878,633

Expenses
Management fee	$ 878,999
Distribution and service plan fees	329,546
Licensing fees	226,698
Accounting and security lending fees	144,640
Transfer agent and custody fees	94,871
Independent trustees' compensation	1,443
Audit	79,474
Legal	995
Miscellaneous	1,575
Total expenses before reductions	1,758,241
Expense reductions	(990,320)	767,921
Net investment income (loss)		5,110,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,928,501
Foreign currency transactions	40
Total net realized gain (loss)		8,928,541
Change in net unrealized appreciation (depreciation) on: Investment securities	52,101,821
Assets and liabilities in foreign currencies	108
Total change in net unrealized appreciation (depreciation)		52,101,929
Net gain (loss)		61,030,470
Net increase (decrease) in net assets resulting from operations		$ 66,141,182

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,110,712	$ 2,868,241
Net realized gain (loss)	8,928,541	42,143,805
Change in net unrealized appreciation (depreciation)	52,101,929	23,614,910
Net increase (decrease) in net assets resulting from operations	66,141,182	68,626,956
Distributions to shareholders from net investment income	(4,489,000)	(2,596,000)
Share transactions Proceeds from sales of shares	138,314,248	127,178,516
Cost of shares redeemed	(16,983,481)	(83,472,013)
Net increase (decrease) in net assets resulting from share transactions	121,330,767	43,706,503
Total increase (decrease) in net assets	182,982,949	109,737,459

Net Assets
Beginning of period	288,129,646	178,392,187
End of period (including undistributed net investment income of $969,942 and undistributed net investment income of $576,447, respectively)	$ 471,112,595	$ 288,129,646
Other Information Shares
Sold	800,000	900,000
Redeemed	(100,000)	(600,000)
Net increase (decrease)	700,000	300,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 160.07	$ 118.93	$ 103.48	$ 98.68	$ 84.65
Income from Investment Operations
Net investment income (loss) B	2.37 E	1.75	1.35	.93	.71
Net realized and unrealized gain (loss)	28.15	41.06	15.29	4.74	13.92
Total from investment operations	30.52	42.81	16.64	5.67	14.63
Distributions from net investment income	(2.14)	(1.67)	(1.19)	(.87)	(.60)
Net asset value, end of period	$ 188.45	$ 160.07	$ 118.93	$ 103.48	$ 98.68
Total Return A	19.23%	36.35%	16.13%	5.75%	17.35%
Ratios to Average Net Assets C, F
Expenses before reductions	.48%	.51%	.52%	.53%	.58%
Expenses net of fee waivers, if any	.21%	.26%	.30%	.30%	.30%
Expenses net of all reductions	.21%	.26%	.30%	.30%	.30%
Net investment income (loss)	1.40% E	1.28%	1.16%	.88%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,113	$ 288,130	$ 178,392	$ 155,223	$ 148,024
Portfolio turnover rate D, G	7%	10%	10%	6%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 131,985,977
Gross unrealized depreciation	(20,085,270)
Net unrealized appreciation (depreciation) on securities	$ 111,900,707

Tax Cost	$ 396,933,758

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,177,044
Capital loss carryforward	(1,581,553)
Net unrealized appreciation (depreciation) on securities and other investments	$ 111,900,814

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (8,909)
2017	(1,453,838)
2018	(118,806)
Total capital loss carryforward	$ (1,581,553)

The Fund intends to elect to defer to its next fiscal year $44,036 of capital losses recognized during the period November 1, 2014 to November 30, 2014.

The tax character of distributions paid was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$ 4,489,000	$ 2,596,000

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,453,173 and $25,360,936, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $137,995,686 and $16,939,619, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Annual Report

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2016. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $990,295.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on ForeignRelations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

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Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.21% through January 31, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ETF-UANN-0115
1.795568.111

Fidelity® Series

100 Index

Fund

Fidelity Series 100 Index Fund

Class F

Annual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series 100 Index Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity® Series 100 Index Fund	16.14%	14.82%	6.93%
Class FB	16.23%	14.84%	6.94%

A From March 29, 2007.

B The initial offering of Class F shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Fidelity Series 100 Index Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund, a class of the fund, on March 29, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 100® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed near an all-time high for the 12 months ending November 30, 2014, supported by low interest rates and strong corporate profits. The large-cap S&P 500® Index gained 16.86%, clawing back from a late-period sell-off fueled by fears of a new global economic slump. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® advanced 19.43%, while the small-cap Russell 2000® Index returned a relatively lackluster 3.99% amid growth and valuation worries. Health care (+28%) was the top sector in the S&P 500®, spurred by the strong performance of the pharmaceuticals, biotechnology & life sciences industry. Information technology (+27%) and consumer staples (+18%) also contributed strongly to the index's advance. Conversely, energy (-5%) was the biggest laggard, reflecting a sharp drop in crude prices beginning in June, attributed to weaker demand and a U.S. supply boom driven by shale drilling. Volatility was tame for much of the period, although it spiked to a three-year high in October amid growth concerns, Ebola fears and unrest in Syria, Iraq and Ukraine. Yet stocks proved resilient and gained in mid-October, bolstered by the relative economic strength of the U.S., which marked a six-year low in its unemployment rate.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Series 100 Index Fund: For the year, the fund's Series 100 Index and Class F shares added 16.14% and 16.23%, respectively, while the benchmark S&P 100® Index gained 16.18%. Information technology stocks did particularly well, led by Apple, the largest weighting in the index and its top individual contributor by a huge margin. This maker of mobile devices continued to generate financial results well beyond analysts' expectations. Semiconductor manufacturer Intel benefited from increased optimism about the prospects for chipmakers. A strong earnings picture boosted the shares of social-media giant Facebook, while software maker Microsoft also contributed. In health care, pharmaceutical and medical devices company Johnson & Johnson and biotechnology firms Gilead Sciences and Amgen further added value. Litigation income received during the period also added to the fund's return. In contrast, various energy stocks were meaningful detractors, hardly a surprise in light of the steep drop in the price of oil this year. Energy producers Chevron, Apache and Occidental Petroleum, as well as oil-field services company Halliburton, all encountered challenges. The leading individual detractor of the period was Amazon.com. Shares of the Internet retailer struggled to a -14% return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Series 100 Index	.10%
Actual		$ 1,000.00	$ 1,086.60	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Class F	.05%
Actual		$ 1,000.00	$ 1,087.40	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	5.3
Microsoft Corp.	3.4	2.9
Exxon Mobil Corp.	3.4	4.1
Johnson & Johnson	2.7	2.7
Berkshire Hathaway, Inc. Class B	2.4	2.2
General Electric Co.	2.3	2.5
Wells Fargo & Co.	2.2	2.3
Procter & Gamble Co.	2.1	2.0
JPMorgan Chase & Co.	2.0	2.0
Verizon Communications, Inc.	1.8	1.9
	28.5
Market Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.7	23.3
Financials	14.9	14.6
Health Care	13.8	13.1
Consumer Staples	11.3	11.1
Consumer Discretionary	9.9	9.7
Industrials	9.9	10.1
Energy	8.7	11.1
Telecommunication Services	3.4	3.6
Materials	1.8	2.1
Utilities	0.7	0.7

Annual Report

Investments November 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.9%
Ford Motor Co.	1,212,353	$ 19,070,313
General Motors Co.	421,345	14,085,563
		33,155,876
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	306,938	29,714,668
Starbucks Corp.	234,815	19,069,326
		48,783,994
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	118,429	40,104,797
Media - 3.8%
Comcast Corp. Class A	809,006	46,145,702
The Walt Disney Co.	493,643	45,666,914
Time Warner, Inc.	267,210	22,744,915
Twenty-First Century Fox, Inc. Class A	588,740	21,665,632
		136,223,163
Multiline Retail - 0.4%
Target Corp.	198,091	14,658,734
Specialty Retail - 1.7%
Home Depot, Inc.	420,717	41,819,270
Lowe's Companies, Inc.	308,557	19,695,193
		61,514,463
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	219,848	21,828,708
TOTAL CONSUMER DISCRETIONARY		356,269,735
CONSUMER STAPLES - 11.3%
Beverages - 2.9%
PepsiCo, Inc.	471,002	47,147,300
The Coca-Cola Co.	1,233,882	55,314,930
		102,462,230
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	137,005	19,471,151
CVS Health Corp.	362,014	33,073,599
Wal-Mart Stores, Inc.	493,584	43,208,343
Walgreen Co.	275,087	18,873,719
		114,626,812
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Mondelez International, Inc.	526,986	$ 20,657,851
Household Products - 2.6%
Colgate-Palmolive Co.	268,359	18,675,103
Procter & Gamble Co.	846,375	76,537,691
		95,212,794
Tobacco - 2.0%
Altria Group, Inc.	619,999	31,161,150
Philip Morris International, Inc.	488,301	42,448,006
		73,609,156
TOTAL CONSUMER STAPLES		406,568,843
ENERGY - 8.7%
Energy Equipment & Services - 1.5%
Halliburton Co.	265,863	11,219,419
National Oilwell Varco, Inc.	134,487	9,016,008
Schlumberger Ltd.	405,248	34,831,066
		55,066,493
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	158,157	12,518,127
Apache Corp.	119,556	7,662,344
Chevron Corp.	593,580	64,623,055
ConocoPhillips Co.	384,346	25,393,740
Devon Energy Corp.	120,206	7,088,548
Exxon Mobil Corp.	1,333,085	120,697,516
Occidental Petroleum Corp.	243,701	19,440,029
		257,423,359
TOTAL ENERGY		312,489,852
FINANCIALS - 14.9%
Banks - 7.9%
Bank of America Corp.	3,287,116	56,012,457
Citigroup, Inc.	947,691	51,146,883
JPMorgan Chase & Co.	1,175,725	70,731,616
U.S. Bancorp	563,258	24,896,004
Wells Fargo & Co.	1,484,964	80,900,839
		283,687,799
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.5%
Bank of New York Mellon Corp.	353,722	$ 14,159,492
Goldman Sachs Group, Inc.	128,079	24,131,364
Morgan Stanley	478,700	16,840,666
		55,131,522
Consumer Finance - 1.1%
American Express Co.	281,343	26,001,720
Capital One Financial Corp.	175,461	14,598,355
		40,600,075
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	569,852	84,731,294
Insurance - 1.5%
Allstate Corp.	135,475	9,232,621
American International Group, Inc.	446,025	24,442,170
MetLife, Inc.	351,574	19,551,030
		53,225,821
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	97,141	17,563,093
TOTAL FINANCIALS		534,939,604
HEALTH CARE - 13.8%
Biotechnology - 3.1%
Amgen, Inc.	237,443	39,251,702
Biogen Idec, Inc. (a)	73,816	22,712,445
Gilead Sciences, Inc. (a)	472,527	47,403,909
		109,368,056
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	470,036	20,921,302
Baxter International, Inc.	169,320	12,360,360
Medtronic, Inc.	306,183	22,617,738
		55,899,400
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	303,717	29,955,608
Pharmaceuticals - 8.3%
AbbVie, Inc.	497,543	34,429,976
Bristol-Myers Squibb Co.	518,239	30,602,013
Eli Lilly & Co.	307,345	20,936,341
Johnson & Johnson	881,583	95,431,360
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	901,697	$ 54,462,499
Pfizer, Inc.	1,982,068	61,741,418
		297,603,607
TOTAL HEALTH CARE		492,826,671
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.4%
General Dynamics Corp.	99,278	14,431,050
Honeywell International, Inc.	244,613	24,233,810
Lockheed Martin Corp.	84,329	16,154,063
Raytheon Co.	97,127	10,363,451
The Boeing Co.	209,486	28,146,539
United Technologies Corp.	265,940	29,274,675
		122,603,588
Air Freight & Logistics - 1.1%
FedEx Corp.	82,974	14,784,307
United Parcel Service, Inc. Class B	219,872	24,168,330
		38,952,637
Electrical Equipment - 0.4%
Emerson Electric Co.	218,159	13,907,636
Industrial Conglomerates - 3.2%
3M Co.	202,546	32,425,589
General Electric Co.	3,136,462	83,084,878
		115,510,467
Machinery - 0.6%
Caterpillar, Inc.	196,256	19,743,354
Road & Rail - 1.2%
Norfolk Southern Corp.	96,750	10,801,170
Union Pacific Corp.	280,524	32,756,787
		43,557,957
TOTAL INDUSTRIALS		354,275,639
INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,593,942	44,056,557
QUALCOMM, Inc.	523,902	38,192,456
		82,249,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.7%
eBay, Inc. (a)	353,068	$ 19,376,372
Facebook, Inc. Class A (a)	651,231	50,600,649
Google, Inc.:
Class A (a)	88,805	48,761,049
Class C (a)	88,797	48,112,879
		166,850,949
IT Services - 3.6%
Accenture PLC Class A	197,318	17,034,463
IBM Corp.	290,005	47,030,111
MasterCard, Inc. Class A	307,671	26,856,602
Visa, Inc. Class A	153,880	39,730,277
		130,651,453
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	1,547,615	57,648,659
Texas Instruments, Inc.	333,703	18,160,117
		75,808,776
Software - 4.6%
Microsoft Corp.	2,575,665	123,142,544
Oracle Corp.	1,016,553	43,112,013
		166,254,557
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	1,871,726	222,604,371
EMC Corp.	634,131	19,245,876
Hewlett-Packard Co.	583,372	22,786,510
		264,636,757
TOTAL INFORMATION TECHNOLOGY		886,451,505
MATERIALS - 1.8%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	286,092	20,426,969
Monsanto Co.	151,316	18,144,302
The Dow Chemical Co.	350,862	17,076,454
		55,647,725
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	324,792	8,720,665
TOTAL MATERIALS		64,368,390
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	1,621,073	$ 57,353,563
Verizon Communications, Inc.	1,295,743	65,551,638
		122,905,201
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	268,573	9,714,285
Southern Co.	279,983	13,279,594
		22,993,879
TOTAL COMMON STOCKS (Cost $3,133,300,728)		3,554,089,319
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (c) (Cost $1,999,723)	$ 2,000,000	1,999,922
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $22,202,152)	22,202,152	22,202,152
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,157,502,603)		3,578,291,393
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,714,294
NET ASSETS - 100%		$ 3,585,005,687
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 3,822,655	$ 70,948
52 CME S&P 500 Index Contracts (United States)	Dec. 2014	26,861,900	557,190
TOTAL EQUITY INDEX CONTRACTS		$ 30,684,555	$ 628,138

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,510,941.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,282
Fidelity Securities Lending Cash Central Fund	2,989
Total	$ 18,271
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 356,269,735	$ 356,269,735	$ -	$ -
Consumer Staples	406,568,843	406,568,843	-	-
Energy	312,489,852	312,489,852	-	-
Financials	534,939,604	534,939,604	-	-
Health Care	492,826,671	492,826,671	-	-
Industrials	354,275,639	354,275,639	-	-
Information Technology	886,451,505	886,451,505	-	-
Materials	64,368,390	64,368,390	-	-
Telecommunication Services	122,905,201	122,905,201	-	-
Utilities	22,993,879	22,993,879	-	-
U.S. Government and Government Agency Obligations	1,999,922	-	1,999,922	-
Money Market Funds	22,202,152	22,202,152	-	-
Total Investments in Securities:	$ 3,578,291,393	$ 3,576,291,471	$ 1,999,922	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 628,138	$ 628,138	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 628,138	$ -
Total Value of Derivatives	$ 628,138	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,135,300,451)	$ 3,556,089,241
Fidelity Central Funds (cost $22,202,152)	22,202,152
Total Investments (cost $3,157,502,603)		$ 3,578,291,393
Receivable for fund shares sold		516,885
Dividends receivable		8,396,084
Distributions receivable from Fidelity Central Funds		1,651
Total assets		3,587,206,013

Liabilities
Payable for fund shares redeemed	1,884,528
Accrued management fee	147,581
Payable for daily variation margin for derivative instruments	93,314
Other affiliated payables	74,903
Total liabilities		2,200,326

Net Assets		$ 3,585,005,687
Net Assets consist of:
Paid in capital		$ 3,698,857,920
Undistributed net investment income		65,171,985
Accumulated undistributed net realized gain (loss) on investments		(600,441,146)
Net unrealized appreciation (depreciation) on investments		421,416,928
Net Assets		$ 3,585,005,687

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014

Series 100 Index: Net Asset Value, offering price and redemption price per share ($1,814,732,885 ÷ 132,735,772 shares)	$ 13.67

Class F: Net Asset Value, offering price and redemption price per share ($1,770,272,802 ÷ 129,447,155 shares)	$ 13.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014

Investment Income
Dividends		$ 67,488,432
Interest		796
Income from Fidelity Central Funds		18,271
Total income		67,507,499

Expenses
Management fee	$ 1,514,358
Transfer agent fees	804,231
Independent trustees' compensation	12,150
Interest	190
Miscellaneous	4,599
Total expenses before reductions	2,335,528
Expense reductions	(13)	2,335,515
Net investment income (loss)		65,171,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,825,345
Futures contracts	2,028,407
Total net realized gain (loss)		68,853,752
Change in net unrealized appreciation (depreciation) on: Investment securities	335,858,240
Futures contracts	468,051
Total change in net unrealized appreciation (depreciation)		336,326,291
Net gain (loss)		405,180,043
Net increase (decrease) in net assets resulting from operations		$ 470,352,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,171,984	$ 55,469,554
Net realized gain (loss)	68,853,752	622,362,073
Change in net unrealized appreciation (depreciation)	336,326,291	(130,836,494)
Net increase (decrease) in net assets resulting from operations	470,352,027	546,995,133
Distributions to shareholders from net investment income	-	(209,886,783)
Share transactions - net increase (decrease)	404,368,983	(5,646,352,795)
Total increase (decrease) in net assets	874,721,010	(5,309,244,445)

Net Assets
Beginning of period	2,710,284,677	8,019,529,122
End of period (including undistributed net investment income of $65,171,985 and undistributed net investment income of $0, respectively)	$ 3,585,005,687	$ 2,710,284,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series 100 Index

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.19	$ 8.85	$ 8.33	$ 8.05
Income from Investment Operations
Net investment income (loss) B	.27	.25	.21	.18	.17
Net realized and unrealized gain (loss)	1.63	2.35	1.31	.51	.29
Total from investment operations	1.90	2.60	1.52	.69	.46
Distributions from net investment income	-	(1.02)	(.18)	(.17)	(.18)
Net asset value, end of period	$ 13.67	$ 11.77	$ 10.19	$ 8.85	$ 8.33
Total ReturnA	16.14%	27.56%	17.49%	8.34%	5.83%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.18%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10%	.17%	.20%	.20%	.20%
Expenses net of all reductions	.10%	.17%	.20%	.20%	.20%
Net investment income (loss)	2.11%	2.34%	2.17%	2.05%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,814,733	$ 2,710,285	$ 8,019,529	$ 6,413,368	$ 5,796,424
Portfolio turnover rateD	8%	19%	10%	6%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended November 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69
Income from Investment Operations
Net investment income (loss) D	.27
Net realized and unrealized gain (loss)	1.72
Total from investment operations	1.99
Net asset value, end of period	$ 13.68
Total ReturnB, C	17.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A
Expenses net of fee waivers, if any	.05%A
Expenses net of all reductions	.05%A
Net investment income (loss)	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770,273
Portfolio turnover rateF	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class F shares and the existing class was designated Series 100 Index on December 4, 2013. The Fund offers Series 100 Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to contribution in kind, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 756,720,217
Gross unrealized depreciation	(354,934,123)
Net unrealized appreciation (depreciation) on securities	$ 401,786,094

Tax Cost	$ 3,176,505,299

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 65,171,981
Capital loss carryforward	$ (580,810,309)
Net unrealized appreciation (depreciation) on securities and other investments	$ 401,786,094

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (283,491,729)
2018	(297,318,580)
Total capital loss carryforward	$ (580,810,309)

The tax character of distributions paid was as follows:

	November 30, 2014	November 30, 2013
Ordinary Income	$ -	$ 209,886,783

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,028,407 and a change in net unrealized appreciation (depreciation) of $468,051 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $694,229,304 and $234,112,374, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 100 Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series 100 Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$ 804,231

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,115,000.32%		$ 190

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,599 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,989.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2014	2013
From net investment income
Series 100 Index	$ -	$ 209,886,783
Class F	$ -	$ -
Total	$ -	$ 209,886,783

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2014 A	2013	2014 A	2013
Series 100 Index
Shares sold	36,645,496	59,244,955	$ 454,477,901	$ 660,899,049
Reinvestment of distributions	-	21,167,619	-	209,886,783
Shares redeemed	(134,267,685)	(637,102,463) B	(1,585,941,743)	(6,517,138,627) B
Net increase (decrease)	(97,622,189)	(556,689,889)	$ (1,131,463,842)	$ (5,646,352,795)
Class F
Shares sold	146,734,305	-	$ 1,751,474,454	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	(17,287,150)	-	(215,641,629)	-
Net increase (decrease)	129,447,155	-	$ 1,535,832,825	$ -

A Share transactions for Class F are for the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series 100 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series 100 Index Fund as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 21, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 174 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series 100 Index Fund, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), Director of Fidelity SelectCo, LLC (2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (2014-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Series 100 Index designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Series 100 Index designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualificationsand capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Annual Report

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Fidelity Series 100 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Fidelity Series 100 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2013) that lowered the fund's management fee from 0.20% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2013, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of Class F ranked below its competitive median for 2013 and the total expense ratio of the retail class ranked equal to its competitive median for 2013.

The Board considered that the current contractual arrangement for the fund obliges FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.10%. This contractual arrangement may not be increased without the approval of the Board and the shareholders of the applicable class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HUN-ANN-0115
1.842443.107

Item 2. Code of Ethics

As of the end of the period, November 30, 2014, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund (the "Funds"):

Services Billed by Deloitte Entities

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$43,000	$-	$6,000	$800
Fidelity Series 100 Index Fund	$56,000	$-	$5,800	$1,200

November 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$44,000	$-	$6,000	$600
Fidelity Series 100 Index Fund	$53,000	$-	$5,800	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the "Fund"):

Services Billed by PwC

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$66,000	$-	$4,700	$1,800

November 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$66,000	$-	$4,400	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2014A	November 30, 2013A
Audit-Related Fees	$-	$795,000
Tax Fees	$-	$-
All Other Fees	$640,000	$795,000

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2014A	November 30, 2013A
Audit-Related Fees	$5,185,000	$4,860,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2014 A	November 30, 2013 A
PwC	$6,485,000	$5,445,000
Deloitte Entities	$1,730,000	$1,725,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2014, the members of the audit committee were Joseph Mauriello, Alan J. Lacy and Robert W. Selander.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity Series 100 Index Fund:

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2015